GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 26.2%
Automobiles & Components – 0.5%
3,100	Aptiv plc	$ 246,419
300	Aston Martin Lagonda Global Holdings plc*	3,946
13,000	BorgWarner, Inc.	499,330
2,800	Bridgestone Corp.	107,894
3,000	Cie Generale des Etablissements Michelin SCA	354,432
2,200	Continental AG	331,890
6,800	Faurecia SA	286,248
300	Ferrari NV	40,304
27,900	Fiat Chrysler Automobiles NV	416,706
94,200	Ford Motor Co.	827,076
89,900	Garrett Motion, Inc.*	1,324,227
157,002	General Motors Co.	5,824,774
6,151	Goodyear Tire & Rubber Co. (The)	111,641
16,200	Harley-Davidson, Inc.	577,692
2,000	Hella GmbH & Co. KGaA	88,092
10,200	Honda Motor Co. Ltd.	277,040
6,800	Isuzu Motors Ltd.	89,589
6,700	Mazda Motor Corp.	75,120
4,000	Mitsubishi Motors Corp.	21,313
1,800	NHK Spring Co. Ltd.	16,198
2,100	Nissan Motor Co. Ltd.	17,246
20,600	Peugeot SA	502,674
23,700	Pirelli & C SpA*	152,808
2,400	Renault SA	158,683
1,600	Stanley Electric Co. Ltd.	43,116
2,200	Suzuki Motor Corp.	97,521
1,200	TI Fluid Systems plc	2,860
600	Tokai Rika Co. Ltd.	10,249
200	Toyo Tire Corp.	2,274
600	Toyota Boshoku Corp.	9,096
500	TS Tech Co. Ltd.	14,435
9,900	Valeo SA	287,424
1,300	Volkswagen AG (Preference)(a)	204,951
800	Yokohama Rubber Co. Ltd. (The)	14,892

		13,038,160

Banks – 1.1%
400	ABN AMRO Group NV CVA	9,018
300	Aozora Bank Ltd.	7,414
72,400	Banco Bilbao Vizcaya Argentaria SA	413,682
85,800	Banco Santander SA	398,415
247,689	Bank of America Corp.	6,833,739
600	Bank of Georgia Group plc	12,930
3,700	Bankinter SA	28,200
257,100	Barclays plc	517,869
13,500	BNP Paribas SA	642,441
1,000	Charter Court Financial Services Group plc	4,324
40,898	CIT Group, Inc.	1,961,877
34,600	Citigroup, Inc.	2,152,812
68,562	Citizens Financial Group, Inc.	2,228,265
18,800	Comerica, Inc.	1,378,416
44,000	Credit Agricole SA	531,253
100	Daishi Hokuetsu Financial Group, Inc.	2,831
900	Erste Group Bank AG	33,078
33,500	Fifth Third Bancorp	844,870
4,800	FinecoBank Banca Fineco SpA	63,241

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,200	Hokuhoku Financial Group, Inc.	$ 12,508
1,500	Huntington Bancshares, Inc.	19,020
4,100	ING Groep NV	49,681
65,700	JPMorgan Chase & Co.	6,650,811
900	KBC Group NV	62,920
20,400	KeyCorp	321,300
1,200,500	Lloyds Banking Group plc	972,619
52,700	Mitsubishi UFJ Financial Group, Inc.	260,643
115,700	Mizuho Financial Group, Inc.	179,042
1,200	Nishi-Nippon Financial Holdings, Inc.	10,200
2,900	OneSavings Bank plc	14,498
4,700	Paragon Banking Group plc	26,679
6,700	Raiffeisen Bank International AG	150,497
3,700	Resona Holdings, Inc.	16,029
3,200	Shinsei Bank Ltd.	45,535
21,500	Societe Generale SA	621,210
39,600	Standard Chartered plc	305,250
9,500	Sumitomo Mitsui Financial Group, Inc.	332,678
200	SVB Financial Group*	44,472
300	TBC Bank Group plc	6,029
32,200	UniCredit SpA	413,625
158,700	Unione di Banche Italiane SpA	420,551
1,300	US Bancorp	62,647
66,430	Wells Fargo & Co.	3,209,898

		32,273,017

Capital Goods – 1.6%
9,689	3M Co.	2,013,180
1,800	Aalberts Industries NV	62,311
9,600	ACS Actividades de Construccion y Servicios SA	422,034
200	Aica Kogyo Co. Ltd.	6,686
677	Allegion plc	61,411
2,500	AMETEK, Inc.	207,425
200	ANDRITZ AG	8,578
1,200	AO Smith Corp.	63,984
12,254	Boeing Co. (The)	4,673,921
5,700	Bunzl plc	188,135
11,200	Caterpillar, Inc.	1,517,488
3,800	Cie de Saint-Gobain	137,784
18,900	CNH Industrial NV	192,566
10,200	Cobham plc	14,670
400	COMSYS Holdings Corp.	10,927
4,900	Cummins, Inc.	773,563
700	Daikin Industries Ltd.	82,281
1,600	DCC plc	138,438
500	Diploma plc	9,507
2,500	DMG Mori Co. Ltd.	31,081
7,800	Eaton Corp. plc	628,368
1,700	Ebara Corp.	48,111
2,000	Eiffage SA	192,256
700	Emerson Electric Co.	47,929
100	FANUC Corp.	17,101
12,500	Ferrovial SA	292,918
3,900	Fortive Corp.	327,171
18,100	Fortune Brands Home & Security, Inc.	861,741
2,200	Fuji Electric Co. Ltd.	62,636
900	Furukawa Electric Co. Ltd.	22,778

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
12,300	General Dynamics Corp.	$ 2,082,144
233,400	General Electric Co.	2,331,666
800	Glory Ltd.	19,232
95,500	GrafTech International Ltd.	1,221,445
1,000	GS Yuasa Corp.	19,663
51,835	HD Supply Holdings, Inc.*	2,247,047
800	HOCHTIEF AG	115,913
18,000	Honeywell International, Inc.	2,860,560
100	Hoshizaki Corp.	6,208
2,100	Huntington Ingalls Industries, Inc.	435,120
500	IHI Corp.	12,045
3,900	Illinois Tool Works, Inc.	559,767
1,500	IMCD NV	114,445
10,700	ITOCHU Corp.	193,924
300	Iwatani Corp.	9,638
1,300	Japan Steel Works Ltd. (The)	24,047
57,500	Johnson Controls International plc	2,124,050
2,200	JTEKT Corp.	27,166
2,550	Kajima Corp.	37,721
400	Keihan Holdings Co. Ltd.	16,840
500	Kinden Corp.	8,297
100	Kingspan Group plc	4,634
1,000	KION Group AG	52,328
700	Kyowa Exeo Corp.	19,365
500	Kyudenko Corp.	15,710
1,700	Legrand SA	113,815
19,700	Leonardo SpA	229,441
500	LIXIL Group Corp.	6,683
1,400	Maeda Corp.	13,924
300	Maeda Road Construction Co. Ltd.	5,834
26,100	Marubeni Corp.	180,962
15,300	Masco Corp.	601,443
15,300	Meggitt plc	100,300
100	Metso OYJ	3,448
3,000	MINEBEA MITSUMI, Inc.	45,283
400	MISUMI Group, Inc.	9,987
10,800	Mitsubishi Corp.	300,685
2,600	Mitsubishi Heavy Industries Ltd.	108,196
6,900	Mitsui & Co. Ltd.	107,367
1,800	Mitsui E&S Holdings Co. Ltd.	17,018
100	Miura Co. Ltd.	2,312
2,600	MonotaRO Co. Ltd.	58,122
1,100	MTU Aero Engines AG	249,327
500	Nagase & Co. Ltd.	7,199
400	Nishimatsu Construction Co. Ltd.	8,887
300	Nisshinbo Holdings, Inc.	2,626
300	NSK Ltd.	2,821
4,100	Obayashi Corp.	41,323
700	OKUMA Corp.	38,031
200	Okumura Corp.	6,360
200	OSG Corp.	3,868
4,092	Parker-Hannifin Corp.	702,269
500	Pentair plc	22,255
1,100	Prysmian SpA	20,848
6,600	QinetiQ Group plc	25,918
128,813	Quanta Services, Inc.	4,861,403
12,800	Rexel SA	144,452
300	Rheinmetall AG	31,318
300	Rockwell Automation, Inc.	52,638

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
22,900	Rolls-Royce Holdings plc	$ 269,684
455,400	Rolls-Royce Holdings plc (Preference) Class C*,(a)	593
5,000	Roper Technologies, Inc.	1,709,850
2,700	Safran SA	370,064
400	Sanwa Holdings Corp.	4,770
4,400	Schneider Electric SE	345,350
13,800	Senior plc	39,243
7,200	Siemens Gamesa Renewable Energy SA	114,766
4,400	SIG plc	8,144
6,700	Signify NV	179,250
4,100	Smiths Group plc	76,722
4,400	Snap-on, Inc.	688,688
26,400	Sojitz Corp.	93,281
400	Spirax-Sarco Engineering plc	37,487
24,851	Spirit AeroSystems Holdings, Inc. Class A	2,274,612
200	Stanley Black & Decker, Inc.	27,234
7,200	Sumitomo Corp.	99,823
800	Sumitomo Heavy Industries Ltd.	26,000
2,700	Sumitomo Mitsui Construction Co. Ltd.	18,836
700	Tadano Ltd.	6,678
1,900	Taisei Corp.	88,393
500	Thales SA	59,905
1,000	THK Co. Ltd.	24,836
100	TOTO Ltd.	4,252
2,300	Toyota Tsusho Corp.	75,150
1,100	TransDigm Group, Inc.*	499,389
1,500	Ultra Electronics Holdings plc	31,198
6,060	United Rentals, Inc.*	692,355
6,400	Valmet OYJ	162,152
13,100	Valmont Industries, Inc.	1,704,310
6,800	Vesuvius plc	52,587
3,600	Vinci SA	350,286
1,258	Wabtec Corp.	92,740
800	Wartsila OYJ Abp	12,938
200	WW Grainger, Inc.	60,186

		46,104,069

Commercial & Professional Services – 0.3%
3,000	Aggreko plc	30,790
25,200	Babcock International Group plc	162,139
7,800	Cintas Corp.	1,576,458
8,135	Copart, Inc.*	492,900
3,300	Dai Nippon Printing Co. Ltd.	79,044
200	Duskin Co. Ltd.	4,769
5,800	Edenred	264,135
400	Elis SA	6,432
12,200	Experian plc	330,198
28,100	Hays plc	54,982
2,200	HomeServe plc	29,390
10,000	IHS Markit Ltd.*	543,800
500	Intertek Group plc	31,675
2,300	IWG plc	7,473
400	Kokuyo Co. Ltd.	5,876
28,700	Nielsen Holdings plc	679,329
800	Park24 Co. Ltd.	17,392
2,500	Persol Holdings Co. Ltd.	40,596
3,900	Randstad NV	190,429
4,100	Recruit Holdings Co. Ltd.	117,549

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial & Professional Services – (continued)
14,200	RELX plc	$ 303,870
32,100	Rentokil Initial plc	147,862
11,200	Republic Services, Inc.	900,256
5,725	Robert Half International, Inc.	373,041
16,350	Rollins, Inc.	680,487
900	Secom Co. Ltd.	77,183
700	Societe BIC SA	62,404
100	Sohgo Security Services Co. Ltd.	4,362
100	TechnoPro Holdings, Inc.	5,991
1,200	Teleperformance	215,720
2,400	Toppan Printing Co. Ltd.	36,320
5,484	Verisk Analytics, Inc.	729,372
3,500	Waste Management, Inc.	363,685
5,200	Wolters Kluwer NV	354,272

		8,920,181

Consumer Durables & Apparel – 0.5%
1,500	adidas AG	364,832
900	Asics Corp.	12,111
1,500	Bandai Namco Holdings, Inc.	70,426
15,500	Barratt Developments plc	121,075
1,600	Bellway plc	63,476
2,400	Berkeley Group Holdings plc	115,380
3,300	Bovis Homes Group plc	45,745
5,700	Burberry Group plc	145,274
12,200	Capri Holdings Ltd.*	558,150
900	Casio Computer Co. Ltd.	11,777
1,000	Coats Group plc	1,030
6,600	Countryside Properties plc	27,937
4,000	DR Horton, Inc.	165,520
300	Games Workshop Group plc	12,297
17,362	Hanesbrands, Inc.	310,433
600	Hasbro, Inc.	51,012
400	Hermes International	264,109
2,100	Iida Group Holdings Co. Ltd.	38,105
500	Kering SA	286,801
41,167	Lennar Corp. Class A	2,020,888
17,200	Lululemon Athletica, Inc.*	2,818,564
1,100	LVMH Moet Hennessy Louis Vuitton SE	405,167
2,501	Mattel, Inc.*	32,513
3,000	Mohawk Industries, Inc.*	378,450
2,100	Moncler SpA	84,755
25,278	Newell Brands, Inc.	387,765
6,200	Nikon Corp.	87,660
1,800	Panasonic Corp.	15,520
20,830	PulteGroup, Inc.	582,407
400	Puma SE	231,978
4,500	PVH Corp.	548,775
1,900	Ralph Lauren Corp.	246,392
9,600	Redrow plc	75,223
300	Rinnai Corp.	21,242
100	Sangetsu Corp.	1,817
300	Sankyo Co. Ltd.	11,453
200	SEB SA	33,673
500	Sekisui Chemical Co. Ltd.	8,057
10,100	Sony Corp.	426,434
12,900	Tapestry, Inc.	419,121
28,800	Taylor Wimpey plc	65,871
28,486	Tempur Sealy International, Inc.*	1,642,788
15,570	Under Armour, Inc. Class A*	329,150
17,061	Under Armour, Inc. Class C*	321,941

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
100	Wacoal Holdings Corp.	$ 2,490
2,600	Whirlpool Corp.	345,514
400	Yamaha Corp.	20,029

		14,231,127

Consumer Services – 0.4%
1,200	Chipotle Mexican Grill, Inc.*	852,372
200	Colowide Co. Ltd.	4,147
12,600	Compass Group plc	296,134
301	Darden Restaurants, Inc.	36,562
2,000	Domino’s Pizza Group plc	6,312
9,900	EI Group plc*	27,465
71,000	Extended Stay America, Inc.	1,274,450
2,400	Greene King plc	20,806
1,300	Greggs plc	31,148
12,398	H&R Block, Inc.	296,808
2,800	Hilton Worldwide Holdings, Inc.	232,708
200	J D Wetherspoon plc	3,412
7,500	McDonald’s Corp.	1,424,250
100	Millennium & Copthorne Hotels plc	594
3,800	Mitchells & Butlers plc	13,403
4,200	Norwegian Cruise Line Holdings Ltd.*	230,832
500	Oriental Land Co. Ltd.	56,868
3,300	Paddy Power Betfair plc	254,875
14,900	Playtech plc	84,439
200	Rank Group plc	410
12,600	Royal Caribbean Cruises Ltd.	1,444,212
43,474	Service Corp. International	1,745,481
4,300	Skylark Holdings Co. Ltd.	71,268
1,600	Sodexo SA	176,191
3,300	SSP Group plc	29,779
21,300	Starbucks Corp.	1,583,442
10,400	William Hill plc	21,761
400	Yoshinoya Holdings Co. Ltd.	6,462
7,400	Yum! Brands, Inc.	738,594
700	Zensho Holdings Co. Ltd.	16,233

		10,981,418

Diversified Financials – 1.0%
9,700	3i Group plc	124,387
600	Acom Co. Ltd.	2,145
200	AEON Financial Service Co. Ltd.	4,079
121,744	Ally Financial, Inc.	3,346,743
800	American Express Co.	87,440
500	Ameriprise Financial, Inc.	64,050
1,400	Ashmore Group plc	7,794
39,633	Berkshire Hathaway, Inc. Class B*	7,961,873
100	BlackRock, Inc.	42,737
900	Brewin Dolphin Holdings plc	3,681
42,700	Capital One Financial Corp.	3,488,163
700	Charles Schwab Corp. (The)	29,932
500	Close Brothers Group plc	9,480
1,600	CME Group, Inc.	263,328
3,548	Credit Acceptance Corp.*	1,603,448
3,200	Credit Saison Co. Ltd.	42,339
800	Discover Financial Services	56,928
300	E*TRADE Financial Corp.	13,929
200	Euronext NV	12,689

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
100	GRENKE AG	$ 9,748
1,600	Hargreaves Lansdown plc	38,870
900	Hitachi Capital Corp.	20,901
1,000	IG Group Holdings plc	6,777
300	IntegraFin Holdings plc	1,368
51,436	Interactive Brokers Group, Inc. Class A	2,668,500
900	Intermediate Capital Group plc	12,501
66,365	Invesco Ltd.	1,281,508
16,800	Investec plc	96,811
1,500	Japan Exchange Group, Inc.	26,773
2,300	Jupiter Fund Management plc	10,841
12,400	Man Group plc	21,966
1,600	Matsui Securities Co. Ltd.	15,081
4,300	Mitsubishi UFJ Lease & Finance Co. Ltd.	21,950
11,385	Moody’s Corp.	2,061,710
41,300	Morgan Stanley	1,742,860
1,000	MSCI, Inc.	198,840
9,600	ORIX Corp.	137,929
8,600	Plus500 Ltd.	84,232
400	S&P Global, Inc.	84,220
300	Sanne Group plc	2,110
300	SBI Holdings, Inc.	6,708
500	Schroders plc	17,606
100	Sofina SA	19,450
2,600	St James’s Place plc	34,843
167,912	Standard Life Aberdeen plc	577,119
7,500	State Street Corp.	493,575
40,226	Synchrony Financial	1,283,209
600	T. Rowe Price Group, Inc.	60,072
100	Zenkoku Hosho Co. Ltd.	3,500

		28,206,743

Energy – 1.0%
700	Anadarko Petroleum Corp.	31,836
1,200	Apache Corp.	41,592
114,600	BP plc	832,165
28,030	Cheniere Energy, Inc.*	1,916,131
16,000	Chevron Corp.	1,970,880
200	Cimarex Energy Co.	13,980
22,500	ConocoPhillips	1,501,650
1,100	Cosmo Energy Holdings Co. Ltd.	22,092
10,600	Enagas SA	308,592
38,100	Eni SpA	673,171
571	EOG Resources, Inc.	54,348
500	Helmerich & Payne, Inc.	27,780
3,000	Hess Corp.	180,690
32,100	HollyFrontier Corp.	1,581,567
600	Inpex Corp.	5,708
13,200	JXTG Holdings, Inc.	60,257
119,897	Kinder Morgan, Inc.	2,399,139
2,700	Koninklijke Vopak NV	129,322
3,024	Marathon Oil Corp.	50,531
26,300	Marathon Petroleum Corp.	1,574,055
800	Neste OYJ	85,281
1,919	Noble Energy, Inc.	47,457
500	Occidental Petroleum Corp.	33,100
1,600	OMV AG	86,882
20,700	ONEOK, Inc.	1,445,688
12,800	Petrofac Ltd.	81,595
25,300	Phillips 66	2,407,801
500	Pioneer Natural Resources Co.	76,140

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
209,101	Range Resources Corp.(b)	$ 2,350,295
26,100	Repsol SA	446,526
36,800	Royal Dutch Shell plc Class A	1,156,474
44,300	Saipem SpA*	234,592
5,400	SBM Offshore NV	102,866
35,700	Snam SpA	183,646
31,300	TOTAL SA(b)	1,741,824
92,100	Tullow Oil plc	288,582
13,400	Valero Energy Corp.	1,136,722
69,547	Williams Cos., Inc. (The)	1,997,390

		27,278,347

Food & Staples Retailing – 0.6%
7,100	Aeon Co. Ltd.	148,712
300	Ain Holdings, Inc.	22,561
17,300	Carrefour SA	323,115
7,300	Casino Guichard Perrachon SA(b)	316,496
3,500	Colruyt SA	258,620
4,100	Costco Wholesale Corp.	992,774
120,400	J Sainsbury plc	369,467
900	Kesko OYJ Class B	54,792
31,900	Koninklijke Ahold Delhaize NV	849,298
35,000	Kroger Co. (The)	861,000
200	Lawson, Inc.	11,095
1,400	Matsumotokiyoshi Holdings Co. Ltd.	46,778
15,000	METRO AG	249,129
2,100	Seven & i Holdings Co. Ltd.	79,233
200	Sugi Holdings Co. Ltd.	8,826
900	Sundrug Co. Ltd.	24,839
9,000	Sysco Corp.	600,840
246,800	Tesco plc	746,940
400	Tsuruha Holdings, Inc.	32,578
133,864	US Foods Holding Corp.*	4,673,192
300	Valor Holdings Co. Ltd.	7,279
23,400	Walgreens Boots Alliance, Inc.	1,480,518
35,400	Walmart, Inc.	3,452,562
700	Welcia Holdings Co. Ltd.	23,782
102,000	Wm Morrison Supermarkets plc	302,590

		15,937,016

Food, Beverage & Tobacco – 0.6%
600	AG Barr plc	6,309
5,200	Ajinomoto Co., Inc.	83,236
1,100	Altria Group, Inc.	63,173
9,400	Archer-Daniels-Midland Co.	405,422
2,700	Asahi Group Holdings Ltd.	120,524
1,200	Associated British Foods plc	38,158
34,500	British American Tobacco plc	1,439,265
2,700	Britvic plc	33,509
200	Calbee, Inc.	5,402
19,800	Campbell Soup Co.	754,974
700	Coca-Cola Bottlers Japan Holdings, Inc.	17,805
44,900	Coca-Cola Co. (The)	2,104,014
2,900	Coca-Cola HBC AG	98,888
21,812	Conagra Brands, Inc.	605,065
100	Cranswick plc	3,551
8,300	Danone SA	639,108
21,200	Davide Campari-Milano SpA	208,282
15,400	Diageo plc	630,200

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – (continued)
200	Ezaki Glico Co. Ltd.	$ 10,526
500	Fuji Oil Holdings, Inc.	17,141
15,855	General Mills, Inc.	820,496
2,300	Glanbia plc	44,996
36,100	Greencore Group plc	94,977
900	Heineken Holding NV	90,304
2,400	Heineken NV	253,666
16,570	Hormel Foods Corp.	741,673
2,900	Imperial Brands plc	99,201
500	Ito En Ltd.	26,026
10,000	JM Smucker Co. (The)	1,165,000
1,900	Kellogg Co.	109,022
600	Kewpie Corp.	14,414
1,300	Kikkoman Corp.	63,922
4,900	Kirin Holdings Co. Ltd.	117,226
6,400	Lamb Weston Holdings, Inc.	479,616
500	Maruha Nichiro Corp.	17,916
5,645	McCormick & Co., Inc. (Non-Voting)	850,306
700	Megmilk Snow Brand Co. Ltd.	17,073
400	MEIJI Holdings Co. Ltd.	32,516
22,332	Molson Coors Brewing Co. Class B	1,332,104
11,214	Mondelez International, Inc. Class A	559,803
200	Morinaga & Co. Ltd.	8,698
300	NH Foods Ltd.	10,810
1,400	Nichirei Corp.	34,579
5,100	Nippon Suisan Kaisha Ltd.	38,991
1,900	Nisshin Seifun Group, Inc.	43,678
100	Nissin Foods Holdings Co. Ltd.	6,881
14,600	PepsiCo, Inc.	1,789,230
1,400	Pernod Ricard SA	251,385
800	Sapporo Holdings Ltd.	17,503
700	Suntory Beverage & Food Ltd.	32,922
2,500	Takara Holdings, Inc.	29,630
5,900	Tate & Lyle plc	55,804
100	Toyo Suisan Kaisha Ltd.	3,812
19,400	Tyson Foods, Inc. Class A	1,346,942
200	Yakult Honsha Co. Ltd.	14,023
600	Yamazaki Baking Co. Ltd.	9,754

		17,909,451

Health Care Equipment & Services – 2.1%
70,500	Abbott Laboratories	5,635,770
1,300	ABIOMED, Inc.*	371,267
1,900	Alfresa Holdings Corp.	54,144
13,253	AmerisourceBergen Corp.	1,053,879
10,407	Anthem, Inc.	2,986,601
500	Asahi Intecc Co. Ltd.	23,547
6,078	Becton Dickinson and Co.	1,517,859
100	BioMerieux	8,271
57,290	Boston Scientific Corp.*	2,198,790
25,500	Cardinal Health, Inc.	1,227,825
1,600	Carl Zeiss Meditec AG	133,714
35,500	Centene Corp.*	1,885,050
11,100	Cerner Corp.*	635,031
20,100	Cigna Corp.	3,232,482
112,200	ConvaTec Group plc	207,028
2,500	Cooper Cos., Inc. (The)	740,425
73,600	CVS Health Corp.	3,969,248
28,921	Danaher Corp.	3,818,150
20,300	DaVita, Inc.*	1,102,087
4,800	DENTSPLY SIRONA, Inc.	238,032

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
600	DiaSorin SpA	$ 60,517
3,600	Edwards Lifesciences Corp.*	688,788
19,500	Fresenius SE & Co. KGaA	1,089,893
21,500	HCA Healthcare, Inc.	2,803,170
24,500	Henry Schein, Inc.*	1,472,695
7,200	Hologic, Inc.*	348,480
1,200	Hoya Corp.	79,485
1,300	Intuitive Surgical, Inc.*	741,754
12,500	Koninklijke Philips NV	510,720
8,887	Laboratory Corp. of America Holdings*	1,359,533
28,500	McKesson Corp.	3,336,210
14,400	Mediclinic International plc	57,223
2,600	Medipal Holdings Corp.	61,864
44,200	Medtronic plc	4,025,736
300	Nihon Kohden Corp.	8,941
2,400	Olympus Corp.	26,110
10,700	Quest Diagnostics, Inc.	962,144
8,426	ResMed, Inc.	876,051
14,700	Smith & Nephew plc	291,928
1,000	Suzuken Co. Ltd.	58,005
2,200	Terumo Corp.	67,332
800	Toho Holdings Co. Ltd.	19,997
8,600	UDG Healthcare plc	63,432
23,900	UnitedHealth Group, Inc.	5,909,514
17,100	Universal Health Services, Inc. Class B	2,287,467
1,900	WellCare Health Plans, Inc.*	512,525
8,800	Zimmer Biomet Holdings, Inc.	1,123,760

		59,882,474

Household & Personal Products – 0.1%
600	Beiersdorf AG	62,463
10,600	Church & Dwight Co., Inc.	755,038
1,700	Clorox Co. (The)	272,782
13,250	Coty, Inc. Class A	152,375
1,900	Fancl Corp.	49,276
3,100	Henkel AG & Co. KGaA (Preference)(a)	316,741
100	Kobayashi Pharmaceutical Co. Ltd.	8,461
200	Lion Corp.	4,215
1,700	L’Oreal SA	457,795
5,000	PZ Cussons plc	12,785
1,500	Unicharm Corp.	49,728
7,600	Unilever NV CVA	443,091
5,800	Unilever plc	333,863

		2,918,613

Insurance – 0.6%
1,800	Admiral Group plc	50,915
400	Allianz SE (Registered)	89,139
1,912	Aon plc	326,378
2,600	Arthur J Gallagher & Co.	203,060
3,900	ASR Nederland NV	162,499
15,200	Assicurazioni Generali SpA	281,816
33,000	Assured Guaranty Ltd.	1,466,190
75,800	Aviva plc	407,609
16,500	AXA SA	414,990
85,555	Brighthouse Financial, Inc.*	3,104,791
12,700	Dai-ichi Life Holdings, Inc.	176,801
2,600	Direct Line Insurance Group plc	11,961
2,000	Hannover Rueck SE	287,382

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
16,100	Hartford Financial Services Group, Inc. (The)	$ 800,492
2,100	Hiscox Ltd.	42,678
4,200	Japan Post Holdings Co. Ltd.	49,156
1,400	Japan Post Insurance Co. Ltd.	30,318
100	Jardine Lloyd Thompson Group plc	2,493
37,100	Just Group plc	29,603
109,600	Legal & General Group plc	393,313
27,600	Lincoln National Corp.	1,620,120
1,000	Marsh & McLennan Cos., Inc.	93,900
48,900	MetLife, Inc.	2,081,673
1,300	MS&AD Insurance Group Holdings, Inc.	39,609
1,200	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	284,393
12,855	NN Group NV	534,851
21,100	Poste Italiane SpA	205,536
29,700	Principal Financial Group, Inc.	1,490,643
7,400	Progressive Corp. (The)	533,466
19,300	Prudential Financial, Inc.	1,773,284
5,700	Prudential plc	114,259
26,400	Saga plc	38,236
1,100	Sampo OYJ Class A	49,855
4,000	SCOR SE	170,369
1,200	Sompo Holdings, Inc.	44,440
1,700	Sony Financial Holdings, Inc.	32,082
2,400	Tokio Marine Holdings, Inc.	116,272
100	Torchmark Corp.	8,195
13,400	Unum Group	453,322

		18,016,089

Materials – 0.8%
3,100	Acacia Mining plc	7,948
700	ADEKA Corp.	10,290
4,500	Air Liquide SA	572,676
200	Air Water, Inc.	2,905
2,677	Akzo Nobel NV	237,807
27,600	Anglo American plc	738,200
11,800	ArcelorMittal	239,473
2,200	Arkema SA	209,876
800	Asahi Kasei Corp.	8,285
400	Avery Dennison Corp.	45,200
17,200	Ball Corp.	995,192
39,600	BHP Group plc	955,428
23,800	Celanese Corp.	2,346,918
5,400	CF Industries Holdings, Inc.	220,752
4,500	Covestro AG	248,271
17,700	CRH plc	548,499
1,600	Croda International plc	105,116
3,800	Daicel Corp.	41,385
400	DIC Corp.	11,720
51,800	DowDuPont, Inc.	2,761,458
3,785	Eastman Chemical Co.	287,206
4,300	Ecolab, Inc.	759,122
17,200	Evraz plc	139,157
26,100	Ferrexpo plc	84,242
21,300	FMC Corp.	1,636,266
36,100	Freeport-McMoRan, Inc.	465,329
4,100	HeidelbergCement AG	295,535
300	Hill & Smith Holdings plc	4,857
300	Hitachi Chemical Co. Ltd.	6,676

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
4,900	Hochschild Mining plc	$ 13,178
1,200	Ibstock plc	3,750
2,400	Imerys SA	119,641
6,900	International Paper Co.	319,263
4,400	JFE Holdings, Inc.	74,892
100	Kaneka Corp.	3,754
8,600	KAZ Minerals plc	73,205
300	Kuraray Co. Ltd.	3,827
9,963	Linde plc	1,752,893
300	Lintec Corp.	6,505
19,854	Livent Corp.*	243,807
5,400	LyondellBasell Industries NV Class A	454,032
300	Maruichi Steel Tube Ltd.	8,751
12,000	Mitsubishi Chemical Holdings Corp.	84,751
3,400	Mitsubishi Gas Chemical Co., Inc.	48,700
1,000	Mitsui Chemicals, Inc.	24,220
2,200	Mitsui Mining & Smelting Co. Ltd.	56,621
16,000	Mosaic Co. (The)	436,960
100	Nihon Parkerizing Co. Ltd.	1,252
1,600	Nippon Kayaku Co. Ltd.	18,941
6,400	Nippon Light Metal Holdings Co. Ltd.	14,083
600	Nippon Paint Holdings Co. Ltd.	23,684
1,100	Nippon Paper Industries Co. Ltd.	22,725
200	Nippon Shokubai Co. Ltd.	13,083
1,300	Nissan Chemical Corp.	59,719
200	Nitto Denko Corp.	10,542
500	NOF Corp.	17,065
5,700	Nucor Corp.	332,595
10,900	Oji Holdings Corp.	67,829
94,774	Owens-Illinois, Inc.	1,798,811
1,600	Packaging Corp. of America	159,008
3,200	Polymetal International plc	36,032
2,900	Rengo Co. Ltd.	27,242
1,100	Rhi Magnesita NV	64,815
800	Sealed Air Corp.	36,848
4,900	Sherwin-Williams Co. (The)	2,110,479
1,600	Showa Denko KK	56,557
13,500	Smurfit Kappa Group plc	378,570
600	Solvay SA	64,959
13,000	Stora Enso OYJ Class R	159,162
220	Sumitomo Bakelite Co. Ltd.	7,900
1,000	Sumitomo Chemical Co. Ltd.	4,668
1,100	Sumitomo Metal Mining Co. Ltd.	32,595
900	Symrise AG	81,133
1,200	Taiheiyo Cement Corp.	40,079
1,900	Taiyo Nippon Sanso Corp.	29,011
2,600	Teijin Ltd.	42,994
900	Toagosei Co. Ltd.	9,534
800	Tokuyama Corp.	18,936
100	Tokyo Ohka Kogyo Co. Ltd.	2,738
3,600	Tosoh Corp.	56,172
2,900	Toyo Seikan Group Holdings Ltd.	59,489
1,400	Ube Industries Ltd.	28,867
4,700	UPM-Kymmene OYJ	137,272
10,800	Westrock Co.	414,180
4,000	Wienerberger AG	84,959

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
500	Yamato Kogyo Co. Ltd.	$ 13,675
1,000	Zeon Corp.	10,167

		24,262,909

Media & Entertainment – 2.6%
47,612	Activision Blizzard, Inc.	2,167,774
9,836	Alphabet, Inc. Class A*	11,575,890
6,735	Alphabet, Inc. Class C*	7,902,243
13,600	Auto Trader Group plc	92,499
300	Axel Springer SE	15,508
600	Capcom Co. Ltd.	13,466
10,900	CBS Corp. (Non-Voting) Class B	518,077
1,800	Charter Communications, Inc. Class A*	624,438
172,560	Comcast Corp. Class A	6,898,949
600	CyberAgent, Inc.	24,552
5,000	DeNA Co. Ltd.	75,371
50,090	Discovery, Inc. Class A*	1,353,432
45,700	Discovery, Inc. Class C*	1,161,694
1,100	Electronic Arts, Inc.*	111,793
7,400	Entertainment One Ltd.	43,103
4,900	Eutelsat Communications SA	85,809
71,981	Facebook, Inc. Class A*	11,998,513
20,654	Fox Corp. Class A*	758,208
4,933	Fox Corp. Class B*	177,008
4,500	GungHo Online Entertainment, Inc.	16,426
2,600	Hakuhodo DY Holdings, Inc.	41,866
500	JCDecaux SA	15,211
200	Kakaku.com, Inc.	3,853
15,100	Liberty Media Corp-Liberty Formula One Class A*	514,004
56,000	Liberty Media Corp-Liberty SiriusXM Class C*	2,141,440
300	LINE Corp.*	10,564
56,438	Live Nation Entertainment, Inc.*	3,586,071
9,400	Madison Square Garden Co. (The) Class A*	2,755,422
9,000	Netflix, Inc.*	3,209,040
170,600	News Corp. Class A	2,122,264
26,909	News Corp. Class B	336,093
900	Nexon Co. Ltd.	14,154
1,100	Nippon Television Holdings, Inc.	16,514
10,000	Omnicom Group, Inc.	729,900
13,800	Pearson plc	150,554
13,900	ProSiebenSat.1 Media SE	197,893
6,800	Publicis Groupe SA	364,085
2,600	Rightmove plc	17,288
300	RTL Group SA	16,399
6,800	SES SA FDR	105,761
19,898	Take-Two Interactive Software, Inc.*	1,877,774
600	Toho Co. Ltd.	24,136
1,200	Tokyo Broadcasting System Holdings, Inc.	21,994
1,995	TripAdvisor, Inc.*	102,643
800	TV Asahi Holdings Corp.	14,074
400	Ubisoft Entertainment SA*	35,669
55,701	Viacom, Inc. Class B	1,563,527
59,945	Walt Disney Co. (The)	6,655,693
2,900	Yahoo Japan Corp.	7,113

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
328,100	Zynga, Inc. Class A*	$ 1,748,773

		74,014,525

Pharmaceuticals, Biotechnology & Life Sciences – 1.4%
9,700	Allergan plc	1,420,177
18,800	Amgen, Inc.	3,571,624
12,900	Astellas Pharma, Inc.	193,833
8,600	AstraZeneca plc	686,464
13,100	Bayer AG (Registered)	843,534
8,500	Biogen, Inc.*	2,009,230
4,400	BTG plc*	47,823
1,100	Chugai Pharmaceutical Co. Ltd.	75,767
1,100	Daiichi Sankyo Co. Ltd.	50,796
900	Dechra Pharmaceuticals plc	31,667
2,000	Eisai Co. Ltd.	112,534
9,900	Eli Lilly & Co.	1,284,624
3,400	Evotec AG*	90,586
39,132	Gilead Sciences, Inc.	2,543,971
46,300	GlaxoSmithKline plc	961,920
3,400	Hikma Pharmaceuticals plc	79,405
7,550	Illumina, Inc.*	2,345,710
53,900	Indivior plc*	67,474
300	Ipsen SA	41,139
4,300	IQVIA Holdings, Inc.*	618,555
22,549	Johnson & Johnson	3,152,125
300	Kaken Pharmaceutical Co. Ltd.	13,665
300	Kissei Pharmaceutical Co. Ltd.	7,874
800	KYORIN Holdings, Inc.	15,632
38,752	Merck & Co., Inc.	3,223,004
2,100	Mitsubishi Tanabe Pharma Corp.	28,128
200	Mochida Pharmaceutical Co. Ltd.	10,276
500	MorphoSys AG*	45,591
50,766	Mylan NV*	1,438,708
20,857	Nektar Therapeutics*	700,795
34,095	Neurocrine Biosciences, Inc.*	3,003,770
3,000	Orion OYJ Class B	112,729
200	PeptiDream, Inc.*	9,850
28,500	Perrigo Co. plc	1,372,560
104,268	Pfizer, Inc.	4,428,262
3,700	QIAGEN NV*	150,191
900	Regeneron Pharmaceuticals, Inc.*	369,558
800	Rohto Pharmaceutical Co. Ltd.	20,617
6,000	Sanofi	530,545
1,800	Santen Pharmaceutical Co. Ltd.	26,903
900	Sartorius Stedim Biotech	114,038
400	Sawai Pharmaceutical Co. Ltd.	23,200
2,300	Shionogi & Co. Ltd.	142,788
4,100	Sumitomo Dainippon Pharma Co. Ltd.	101,758
300	Taisho Pharmaceutical Holdings Co. Ltd.	28,660
13,350	Thermo Fisher Scientific, Inc.	3,654,162
2,400	UCB SA	206,166
2,927	Zoetis, Inc.	294,661

		40,303,049

Real Estate – 0.9%
100	Alexandria Real Estate Equities, Inc. (REIT)	14,256
33,047	American Tower Corp. (REIT)	6,512,242

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
11,000	Apartment Investment & Management Co. Class A (REIT)	$ 553,190
31,600	Aroundtown SA	260,654
1,611	Assura plc (REIT)	1,204
9,200	AvalonBay Communities, Inc. (REIT)	1,846,716
500	Big Yellow Group plc (REIT)	6,461
100	CLS Holdings plc	320
400	Cofinimmo SA (REIT)	53,126
15,700	Crown Castle International Corp. (REIT)	2,009,600
5,600	Deutsche Wohnen SE	271,741
1,000	Digital Realty Trust, Inc. (REIT)	119,000
6,300	Duke Realty Corp. (REIT)	192,654
6,490	Equinix, Inc. (REIT)	2,941,008
8,900	Equity Residential (REIT)	670,348
500	Essex Property Trust, Inc. (REIT)	144,620
2,200	Extra Space Storage, Inc. (REIT)	224,202
1,400	Federal Realty Investment Trust (REIT)	192,990
35,900	Gaming and Leisure Properties, Inc. (REIT)	1,384,663
1,600	Grainger plc	4,931
13,600	Great Portland Estates plc (REIT)	132,286
2,000	Hammerson plc (REIT)	8,756
22,800	HCP, Inc. (REIT)	713,640
13,700	Howard Hughes Corp. (The)*	1,507,000
500	Hulic Co. Ltd.	4,913
1,000	Inmobiliaria Colonial Socimi SA (REIT)	10,286
2,500	Intu Properties plc (REIT)	3,472
2,100	Iron Mountain, Inc. (REIT)	74,466
3,588	Kimco Realty Corp. (REIT)	66,378
1,900	Land Securities Group plc (REIT)	22,621
1,000	LEG Immobilien AG	122,886
3,100	Leopalace21 Corp.	6,203
600	LondonMetric Property plc (REIT)	1,561
1,600	Merlin Properties Socimi SA (REIT)	20,939
3,100	Mid-America Apartment Communities, Inc. (REIT)	338,923
3,900	Mitsubishi Estate Co. Ltd.	70,765
906	NewRiver REIT plc (REIT)	2,814
1,200	Primary Health Properties plc (REIT)	2,029
11,400	Realty Income Corp. (REIT)	838,584
100	Relo Group, Inc.	2,817
300	Safestore Holdings plc (REIT)	2,331
400	Savills plc	4,716
10,256	SBA Communications Corp. (REIT)*	2,047,713
9,248	Segro plc (REIT)	81,180
100	Shaftesbury plc (REIT)	1,146
1,900	Simon Property Group, Inc. (REIT)	346,199
1,800	Sumitomo Realty & Development Co. Ltd.	74,683

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
6,200	TAG Immobilien AG	$ 153,127
1,100	Tritax Big Box REIT plc (REIT)	2,058
13,300	UDR, Inc. (REIT)	604,618
2,600	UNITE Group plc (The) (REIT)	31,079
4,900	Ventas, Inc. (REIT)	312,669
3,600	Vonovia SE	186,824
9,100	Welltower, Inc. (REIT)	706,160
400	Workspace Group plc (REIT)	5,087

		25,914,855

Retailing – 1.7%
6,200	Advance Auto Parts, Inc.	1,057,286
11,976	Amazon.com, Inc.*	21,326,262
600	Aoyama Trading Co. Ltd.	13,649
1,000	AutoZone, Inc.*	1,024,120
9,100	BCA Marketplace plc	23,427
7,500	Best Buy Co., Inc.	532,950
1,500	Booking Holdings, Inc.*	2,617,365
28,113	CarMax, Inc.*	1,962,287
6,700	Dollar General Corp.	799,310
31,360	Dollar Tree, Inc.*	3,294,054
800	Dunelm Group plc	9,060
12,238	eBay, Inc.	454,519
2,600	Expedia Group, Inc.	309,400
100	Fast Retailing Co. Ltd.	47,096
7,978	Foot Locker, Inc.	483,467
6,630	Gap, Inc. (The)	173,573
3,200	Genuine Parts Co.	358,496
100	H2O Retailing Corp.	1,396
2,300	Halfords Group plc	6,950
12,850	Home Depot, Inc. (The)	2,465,786
11,100	Inchcape plc	82,592
1,500	Industria de Diseno Textil SA	44,102
3,400	Isetan Mitsukoshi Holdings Ltd.	34,397
300	Izumi Co. Ltd.	14,001
1,100	Just Eat plc*	10,764
9,100	Kohl’s Corp.	625,807
3,400	K’s Holdings Corp.	30,166
79,972	LKQ Corp.*	2,269,605
22,400	Lowe’s Cos., Inc.	2,452,128
24,900	Macy’s, Inc.	598,347
31,900	Marks & Spencer Group plc	115,774
1,300	Marui Group Co. Ltd.	26,285
100	Nitori Holdings Co. Ltd.	12,930
10,400	Nordstrom, Inc.	461,552
9,100	Ocado Group plc*	162,476
1,500	O’Reilly Automotive, Inc.*	582,450
12,800	Rakuten, Inc.	121,470
8,777	Ross Stores, Inc.	817,139
200	Sanrio Co. Ltd.	4,779
400	Shimachu Co. Ltd.	10,432
8,700	Sports Direct International plc*	33,139
8,200	Target Corp.	658,132
11,800	TJX Cos., Inc. (The)	627,878
4,900	Tractor Supply Co.	479,024
2,200	Ulta Beauty, Inc.*	767,206
7,500	Yamada Denki Co. Ltd.	36,989

		48,040,017

Semiconductors & Semiconductor Equipment – 1.0%
23,900	Advanced Micro Devices, Inc.*	609,928
2,200	Advantest Corp.	51,387

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
76,300	Applied Materials, Inc.	$ 3,026,058
4,700	ASML Holding NV	883,364
1,401	Broadcom, Inc.	421,295
100	Disco Corp.	14,321
51,900	Intel Corp.	2,787,030
23,147	Lam Research Corp.	4,143,544
200	Maxim Integrated Products, Inc.	10,634
18,200	Microchip Technology, Inc.	1,509,872
93,118	Micron Technology, Inc.*	3,848,567
8,990	NVIDIA Corp.	1,614,244
31,500	NXP Semiconductors NV	2,784,285
29,300	Qorvo, Inc.*	2,101,689
34,759	QUALCOMM, Inc.	1,982,306
2,200	Siltronic AG	194,072
7,000	Skyworks Solutions, Inc.	577,360
6,600	STMicroelectronics NV	97,894
4,600	SUMCO Corp.	51,456
500	Texas Instruments, Inc.	53,035
600	Tokyo Electron Ltd.	87,035
23,400	Xilinx, Inc.	2,966,886

		29,816,262

Software & Services – 3.8%
11,900	Adobe, Inc.*	3,171,231
15,400	Akamai Technologies, Inc.*	1,104,334
11,700	Alliance Data Systems Corp.	2,047,266
500	Alten SA	53,534
4,400	Amadeus IT Group SA	352,655
200	ANSYS, Inc.*	36,542
4,900	Atos SE	473,037
10,287	Autodesk, Inc.*	1,602,920
5,400	Automatic Data Processing, Inc.	862,596
1,300	AVEVA Group plc	54,665
2,900	Capgemini SE	351,891
7,000	Citrix Systems, Inc.	697,620
35,400	Cognizant Technology Solutions Corp. Class A	2,564,730
500	Computacenter plc	7,206
600	Dassault Systemes SE	89,429
33,400	DXC Technology Co.	2,147,954
7,500	Equiniti Group plc ADR	20,318
9,600	Euronet Worldwide, Inc.*	1,368,864
3,900	Fidelity National Information Services, Inc.	441,090
121,500	FireEye, Inc.*	2,039,985
3,900	Fiserv, Inc.*	344,292
8,900	Fortinet, Inc.*	747,333
1,140	Fujitsu Ltd.	82,444
45,476	Genpact Ltd.	1,599,846
500	GMO Payment Gateway, Inc.	35,659
15,100	International Business Machines Corp.	2,130,610
4,207	Intuit, Inc.	1,099,752
1,900	Itochu Techno-Solutions Corp.	44,453
503	Jack Henry & Associates, Inc.	69,786
44,300	LogMeIn, Inc.	3,548,430
26,852	Mastercard, Inc. Class A	6,322,303
10,000	Micro Focus International plc	259,994
168,521	Microsoft Corp.	19,875,367
1,100	Nemetschek SE	187,967
1,200	NET One Systems Co. Ltd.	30,346
600	Nomura Research Institute Ltd.	27,330
11,300	NTT Data Corp.	124,929
94,024	Nuance Communications, Inc.*	1,591,826

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
200	Obic Co. Ltd.	$ 20,225
50,062	Oracle Corp.	2,688,830
500	Otsuka Corp.	18,706
27,644	Palo Alto Networks, Inc.*	6,714,175
700	Paychex, Inc.	56,140
114,863	PayPal Holdings, Inc.*	11,927,374
60,100	Pluralsight, Inc. Class A*	1,907,574
20,435	PTC, Inc.*	1,883,698
2,200	Sage Group plc (The)	20,108
24,698	salesforce.com, Inc.*	3,911,422
100	SCSK Corp.	4,465
11,376	ServiceNow, Inc.*	2,804,070
1,200	Softcat plc	12,991
3,300	Software AG	111,701
8,200	Sophos Group plc	32,172
800	Sopra Steria Group	92,941
61,427	Symantec Corp.	1,412,207
17,334	Tableau Software, Inc. Class A*	2,206,272
800	TIS, Inc.	37,960
900	Trend Micro, Inc.	43,894
13,100	Twilio, Inc. Class A*	1,692,258
3,934	VeriSign, Inc.*	714,257
51,494	Visa, Inc. Class A	8,042,848
2,200	Wirecard AG	276,370
24,249	Worldpay, Inc.*	2,752,262
29,800	Zendesk, Inc.*	2,533,000

		109,528,454

Technology Hardware & Equipment – 1.3%
3,600	Alps Alpine Co. Ltd.	75,269
300	Amano Corp.	7,090
2,600	Anritsu Corp.	48,363
79,019	Apple, Inc.	15,009,659
227	Arista Networks, Inc.*	71,382
46,498	ARRIS International plc*	1,469,802
400	Azbil Corp.	9,377
2,900	Brother Industries Ltd.	53,861
29,326	Cisco Systems, Inc.	1,583,311
5,600	Citizen Watch Co. Ltd.	31,293
23,630	Dell Technologies, Inc. Class C*	1,386,845
3,700	Electrocomponents plc	27,097
3,002	F5 Networks, Inc.*	471,104
1,092	FLIR Systems, Inc.	51,957
3,100	FUJIFILM Holdings Corp.	141,199
8,100	Halma plc	176,596
500	Hitachi High-Technologies Corp.	20,545
4,320	Hitachi Ltd.	140,359
83,800	HP, Inc.	1,628,234
4,200	Ingenico Group SA	300,014
72,587	Juniper Networks, Inc.	1,921,378
9,400	Keysight Technologies, Inc.*	819,680
8,100	Konica Minolta, Inc.	79,867
1,900	Kyocera Corp.	111,877
2,114	Motorola Solutions, Inc.	296,848
119,500	NCR Corp.*	3,261,155
11,621	NetApp, Inc.	805,800
1,500	Nippon Electric Glass Co. Ltd.	39,854
44,300	Nokia OYJ	252,360
200	Oki Electric Industry Co. Ltd.	2,368
300	Omron Corp.	14,094
6,200	Ricoh Co. Ltd.	64,928
35,300	Seagate Technology plc	1,690,517

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
200	Seiko Epson Corp.	$ 3,068
2,600	Spirent Communications plc	4,870
11,000	TE Connectivity Ltd.	888,250
900	Topcon Corp.	10,659
50,600	Western Digital Corp.	2,431,836
1,600	Yokogawa Electric Corp.	33,225
12,689	Zebra Technologies Corp. Class A*	2,658,726

		38,094,717

Telecommunication Services – 0.6%
140,300	AT&T, Inc.	4,399,808
3,800	Cellnex Telecom SA	111,560
134,109	CenturyLink, Inc.	1,607,967
4,500	Elisa OYJ	203,026
1,600	Inmarsat plc	11,577
11,000	KDDI Corp.	236,910
6,500	Nippon Telegraph & Telephone Corp.	277,102
4,600	NTT DOCOMO, Inc.	101,953
697,500	Telecom Italia SpA*(b)	434,435
8,500	Telefonica Deutschland Holding AG	26,688
48,600	Telefonica SA	407,116
21,000	T-Mobile US, Inc.*	1,451,100
92,725	Verizon Communications, Inc.	5,482,829
743,400	Vodafone Group plc	1,354,661
54,600	Zayo Group Holdings, Inc.*	1,551,732

		17,658,464

Transportation – 0.7%
2,100	Abertis Infraestructuras SA*(c)	43,250
100	Aeroports de Paris	19,348
11,500	Air France-KLM*	129,337
12,200	Alaska Air Group, Inc.	684,664
200	ANA Holdings, Inc.	7,338
5,100	Atlantia SpA	132,263
33,400	BBA Aviation plc	108,395
27,300	Bollore SA	123,447
1,100	Central Japan Railway Co.	255,691
4,700	CH Robinson Worldwide, Inc.	408,853
9,300	CSX Corp.	695,826
71,753	Delta Air Lines, Inc.	3,706,042
8,500	Deutsche Lufthansa AG (Registered)	186,839
900	Deutsche Post AG (Registered)	29,289
200	East Japan Railway Co.	19,313
3,600	easyJet plc	52,447
8,800	FedEx Corp.	1,596,408
31,200	Firstgroup plc*	36,959
500	Fraport AG Frankfurt Airport Services Worldwide	38,357
400	Go-Ahead Group plc (The)	10,216
35,700	International Consolidated Airlines Group SA	237,547
300	Japan Airlines Co. Ltd.	10,572
100	Japan Airport Terminal Co. Ltd.	4,237
1,300	Kamigumi Co. Ltd.	30,151
200	Keikyu Corp.	3,398
800	Keio Corp.	51,749
300	Keisei Electric Railway Co. Ltd.	10,910

Shares	Description	Value

Common Stocks – (continued)
Transportation – (continued)
900	Kintetsu Group Holdings Co. Ltd.	$ 41,981
1,200	Kyushu Railway Co.	39,474
33,363	Macquarie Infrastructure Corp.	1,375,223
1,400	Mitsubishi Logistics Corp.	39,150
400	Nagoya Railroad Co. Ltd.	11,085
300	Nankai Electric Railway Co. Ltd.	8,288
2,600	National Express Group plc	13,749
300	Nikkon Holdings Co. Ltd.	7,111
500	Nippon Yusen KK	7,343
1,800	Norfolk Southern Corp.	336,402
2,000	Odakyu Electric Railway Co. Ltd.	48,533
42,100	Royal Mail plc	130,817
500	Sankyu, Inc.	24,438
1,400	Seino Holdings Co. Ltd.	18,709
1,400	SG Holdings Co. Ltd.	40,842
200	Sotetsu Holdings, Inc.	6,160
21,700	Southwest Airlines Co.	1,126,447
2,500	Tokyu Corp.	43,703
15,800	Union Pacific Corp.	2,641,760
14,600	United Continental Holdings, Inc.*	1,164,788
10,900	United Parcel Service, Inc. Class B	1,217,966
500	West Japan Railway Co.	37,673
1,500	Wizz Air Holdings plc*	58,859
28,500	XPO Logistics, Inc.*	1,531,590
3,200	Yamato Holdings Co. Ltd.	82,787

		18,687,724

Utilities – 1.0%
118,000	A2A SpA	215,598
81,613	AES Corp.	1,475,563
8,000	Ameren Corp.	588,400
4,400	American Electric Power Co., Inc.	368,500
26,752	American Water Works Co., Inc.	2,789,164
3,900	Atmos Energy Corp.	401,427
21,200	CenterPoint Energy, Inc.	650,840
104,600	Centrica plc	155,812
3,900	Chubu Electric Power Co., Inc.	60,969
3,300	Chugoku Electric Power Co., Inc. (The)	41,193
9,940	CMS Energy Corp.	552,068
5,800	Consolidated Edison, Inc.	491,898
500	ContourGlobal plc	1,124
12,500	Drax Group plc	61,635
5,300	DTE Energy Co.	661,122
11,600	Duke Energy Corp.	1,044,000
12,200	E.ON SE	135,764
8,400	Edison International	520,128
53,000	EDP – Energias de Portugal SA	208,523
800	Electric Power Development Co. Ltd.	19,508
19,000	Electricite de France SA	260,098
10,600	Endesa SA	270,516
55,700	Enel SpA	356,915
29,400	Engie SA	438,438
6,545	Entergy Corp.	625,898
5,400	Evergy, Inc.	313,470
5,300	Eversource Energy	376,035

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
36,800	Exelon Corp.	$ 1,844,784
11,612	FirstEnergy Corp.	483,175
4,400	Fortum OYJ	90,120
19,100	Hera SpA	69,122
3,100	Hokkaido Electric Power Co., Inc.	17,845
2,300	Hokuriku Electric Power Co.	18,060
72,200	Iberdrola SA	633,899
3,900	Innogy SE	180,330
29,000	Italgas SpA	179,193
8,000	Kansai Electric Power Co., Inc. (The)	117,977
3,500	Kyushu Electric Power Co., Inc.	41,341
45,100	National Grid plc	500,625
10,200	Naturgy Energy Group SA	285,492
2,900	NextEra Energy, Inc.	560,628
20,500	NiSource, Inc.	587,530
36,598	NRG Energy, Inc.	1,554,683
1,700	Osaka Gas Co. Ltd.	33,611
3,500	Pennon Group plc	33,911
800	Pinnacle West Capital Corp.	76,464
1,700	PPL Corp.	53,958
10,100	Renewables Infrastructure Group Ltd. (The)	15,505
18,500	RWE AG	496,766
2,000	Severn Trent plc	51,508
1,800	Shikoku Electric Power Co., Inc.	21,957
9,500	Suez	125,855
400	Telecom Plus plc	7,919
37,800	Terna Rete Elettrica Nazionale SpA	239,910
300	Toho Gas Co. Ltd.	13,492
3,400	Tohoku Electric Power Co., Inc.	43,413
30,400	Tokyo Electric Power Co. Holdings, Inc.*	192,314
1,800	Tokyo Gas Co. Ltd.	48,726
7,800	United Utilities Group plc	82,841
3,500	Verbund AG Class A	168,094
191,148	Vistra Energy Corp.	4,975,582
6,500	WEC Energy Group, Inc.	514,020
7,207	Xcel Energy, Inc.	405,105

		27,850,361

TOTAL COMMON STOCKS (Cost $683,555,689)		$ 749,868,042

Closed End Fund – 0.0%
400	UK Commercial Property REIT Ltd. (REIT)	$ 447
(Cost $441)

Exchange Traded Funds – 5.4%
136,356	Energy Select Sector SPDR Fund	$ 9,015,859
18,383	Health Care Select Sector SPDR Fund	1,686,640
199,286	Invesco Emerging Markets Sovereign Debt ETF(b)	5,580,008
878,042	Invesco Senior Loan ETF	19,878,871

Shares	Description	Value

Exchange Traded Funds – (continued)
360,800	SPDR Bloomberg Barclays Convertible Securities ETF	$ 18,851,800
123,389	SPDR Dow Jones International Real Estate ETF(b)	4,846,720
54,112	SPDR Dow Jones REIT ETF	5,352,759
2,131,421	Vanguard FTSE Emerging Markets ETF	90,585,393

TOTAL EXCHANGE TRADED FUNDS
(Cost $144,608,058)		$ 155,798,050

Shares	Dividend Rate	Value

Investment Company(d) – 64.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,840,203,295	2.437%	$1,840,203,295
(Cost $1,840,203,295)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,668,367,483)		$2,745,869,834

Securities Lending Reinvestment Vehicle(d) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,286,300	2.437%	$ 10,286,300
(Cost $10,286,300)

TOTAL INVESTMENTS – 96.3%
(Cost $2,678,653,783)		$2,756,156,134

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%		107,171,468

NET ASSETS – 100.0%		$2,863,327,602

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PHP	— Philippines Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Chase Bank NA	PHP	263,440,000	USD	4,959,337	05/02/2019	$25,336
	USD	10,012,509	AUD	14,070,000	04/26/2019	17,334
	USD	10,199,097	CAD	13,620,000	04/25/2019	1,160
	USD	16,555,679	CHF	16,380,000	04/25/2019	69,773
	USD	3,588,181	CZK	80,840,000	04/25/2019	72,818
	USD	56,584,805	EUR	49,640,000	04/25/2019	792,845
	USD	26,611,336	GBP	20,310,000	04/25/2019	127,839
	USD	18,158,876	JPY	2,008,400,000	04/25/2019	237
	USD	6,297,907	KRW	7,104,950,000	05/02/2019	46,356
	USD	3,999,257	NOK	33,810,000	04/25/2019	75,683
	USD	3,649,787	PLN	13,730,000	04/25/2019	71,124
	USD	5,355,932	SEK	49,000,000	04/25/2019	76,551
	USD	7,210,519	TWD	221,840,000	05/02/2019	15,631

TOTAL						$1,392,687

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Chase Bank NA	IDR	72,805,690,000	USD	5,142,371	05/02/2019	$(56,221)
	INR	378,840,000	USD	5,498,404	05/02/2019	(64,279)
	MXN	93,870,000	USD	4,954,843	04/25/2019	(136,604)
	USD	8,808,672	JPY	974,380,000	04/25/2019	(1,034)

TOTAL						$(258,138)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	66	06/26/2019	$8,559,540	$27,578
3 Month Canadian Bankers Acceptance	96	06/17/2019	17,595,690	52,566
3 Month Canadian Bankers Acceptance	93	09/16/2019	17,057,133	65,265
3 Month Canadian Bankers Acceptance	104	12/16/2019	19,080,480	66,895
3 Month Eurodollar	277	06/17/2019	67,484,125	87,490
3 Month Eurodollar	252	09/16/2019	61,450,200	138,776
3 Month Eurodollar	238	12/16/2019	58,057,125	154,485
3 Month Eurodollar	232	03/16/2020	56,666,000	177,812
3 Month Eurodollar	243	06/15/2020	59,410,462	212,935
3 Month Eurodollar	214	09/14/2020	52,352,425	203,366
3 Month Eurodollar	197	12/14/2020	48,200,975	205,124
3 Month Eurodollar	184	03/15/2021	45,031,700	149,695
3 Month Sterling	135	06/19/2019	21,793,122	14,500
3 Month Sterling	153	09/18/2019	24,703,853	37,294
3 Month Sterling	155	12/18/2019	25,024,256	46,664
3 Month Sterling	149	03/18/2020	24,060,427	51,201
3 Month Sterling	145	06/17/2020	23,410,968	53,685
3 Month Sterling	139	09/16/2020	22,432,055	45,665
3 Month Sterling	132	12/16/2020	21,295,936	42,631
3 Month Sterling	124	03/17/2021	20,001,235	32,629
Amsterdam Exchange Index	47	04/18/2019	5,777,726	153,927
ASX 90 Day Bank Accepted Bill	96	06/13/2019	67,890,229	29,435
ASX 90 Day Bank Accepted Bill	67	09/12/2019	47,394,520	53,647
ASX 90 Day Bank Accepted Bill	54	12/12/2019	38,205,125	36,877
Australia 10 Year Bond	319	06/17/2019	31,358,615	449,554
CAC 40 10 Euro Index	113	04/18/2019	6,772,667	70,663
Canada 10 Year Bond	256	06/19/2019	26,667,984	553,380
DAX Index	23	06/21/2019	7,439,825	(9,995)
EURO STOXX 50 Index	1,288	06/21/2019	47,274,314	576,904
Euro-Bobl	501	06/06/2019	74,835,486	538,941
Euro-BTP	120	06/06/2019	17,418,534	343,620
Euro-Bund	602	06/06/2019	112,355,331	2,252,665
Euro-Buxl	68	06/06/2019	14,625,735	699,168
Euro-OAT	174	06/06/2019	31,762,373	843,119
Euro-Schatz	347	06/06/2019	43,584,014	63,939
FTSE 100 Index	224	06/21/2019	21,039,464	408,616
FTSE/JSE Top 40 Index	87	06/20/2019	3,062,026	20,217
Hang Seng Index	36	04/29/2019	6,667,380	113,305
HSCEI	76	04/29/2019	5,505,920	57,173
IBEX 35 Index	43	04/18/2019	4,432,048	23,392
Japan 10 Year Bond	15	06/13/2019	20,734,458	66,984
KOSPI 200 Index	55	06/13/2019	3,357,854	(18,812)
Long Gilt	260	06/26/2019	43,850,104	678,095
MSCI Taiwan Index	111	04/29/2019	4,336,770	66,928
NASDAQ 100 E-Mini Index	456	06/21/2019	67,492,560	1,827,683
OMXS30 Index	287	04/17/2019	4,773,147	42,979
Russell 2000 E-Mini Index	145	06/21/2019	11,192,550	95,801
S&P Midcap 400 E-Mini Index	30	06/21/2019	5,703,000	99,176
S&P/TSX 60 Index	50	06/20/2019	7,162,046	(10,653)
TOPIX Index	81	06/13/2019	11,635,117	(58,321)
U.S. Treasury 2 Year Note	540	06/28/2019	115,095,937	360,828
U.S. Treasury 5 Year Note	775	06/28/2019	89,815,234	798,969
U.S. Treasury 10 Year Note	1,063	06/19/2019	132,127,578	1,833,592
U.S. Treasury Long Bond	304	06/19/2019	45,571,500	1,163,555

Total				$16,091,607

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
3 Month Euroswiss	(14)	06/17/2019	$(3,540,246)	$(369)
Corn	(154)	05/14/2019	(2,748,900)	63,040
S&P 500 E-Mini Index	(1,655)	06/21/2019	(234,827,950)	(3,806,721)

Total				$(3,744,050)

Total Futures Contracts				$12,347,557

SWAP CONTRACTS — At March 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2019(b)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.690%	06/20/2024	EUR 90,850	$11,284,572	$11,512,989	$(228,417)
iTraxx Europe Index	1.000	0.650	06/20/2024	13,850	285,355	275,894	9,461
Markit CDX North America High Yield Index	5.000	3.484	06/20/2024	USD 77,500	5,269,139	4,752,109	517,030
Markit CDX North America Investment Grade Index	1.000	0.635	06/20/2024	16,100	289,819	274,901	14,918

TOTAL					$17,128,885	$16,815,893	$312,992

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2019, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(a)

MSCI The World Growth Net Return Index(b)	(2.492)%	Bank of America	05/08/2019	USD 30,161	$973,712
MSCI The World Net Return Index(c)	2.492		05/08/2019	USD 34,324	(797,725)
Alerian MLP Index Total Return(b)	(2.499)	Deutsche Bank AG	10/25/2019	USD 14,311	97,386
Bloomberg Roll Select Commodity Index Total Return(d)	0.000	JPMorgan Chase Bank NA	05/28/2019	USD 35,423	(380,651)

TOTAL					$(107,278)

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made monthly.
(c)	Payments received monthly.
(d)	Payments made weekly.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At March 31, 2019, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,375.00 USD	04/18/2019	41	$(11,621,040)	$(1,537)	$(72,080)	$70,543
		2,400.00 USD	04/18/2019	40	(11,337,600)	(1,700)	(79,376)	77,676
		2,425.00 USD	04/18/2019	39	(11,054,160)	(1,950)	(87,426)	85,476
		2,450.00 USD	04/18/2019	38	(10,770,720)	(2,185)	(97,874)	95,689
		2,475.00 USD	04/18/2019	38	(10,770,720)	(2,470)	(108,161)	105,691
		2,500.00 USD	04/18/2019	37	(10,487,280)	(2,775)	(118,716)	115,941
		2,525.00 USD	04/18/2019	36	(10,203,840)	(3,150)	(132,748)	129,598
		2,550.00 USD	04/18/2019	35	(9,920,400)	(3,588)	(146,314)	142,726
		2,575.00 USD	04/18/2019	35	(9,920,400)	(4,375)	(161,954)	157,579
		2,600.00 USD	04/18/2019	34	(9,636,960)	(5,270)	(179,702)	174,432
		2,625.00 USD	04/18/2019	33	(9,353,520)	(6,435)	(198,374)	191,939
		2,475.00 USD	05/17/2019	41	(11,621,040)	(15,580)	(72,109)	56,529
		2,500.00 USD	05/17/2019	40	(11,337,600)	(17,400)	(79,575)	62,175
		2,525.00 USD	05/17/2019	40	(11,337,600)	(20,600)	(88,845)	68,245
		2,550.00 USD	05/17/2019	39	(11,054,160)	(23,985)	(97,543)	73,558
		2,575.00 USD	05/17/2019	38	(10,770,720)	(27,550)	(108,117)	80,567
		2,600.00 USD	05/17/2019	37	(10,487,280)	(32,005)	(119,995)	87,990
		2,625.00 USD	05/17/2019	37	(10,487,280)	(38,480)	(133,767)	95,287
		2,650.00 USD	05/17/2019	36	(10,203,840)	(44,640)	(147,993)	103,353
		2,675.00 USD	05/17/2019	35	(9,920,400)	(52,500)	(164,493)	111,993
		2,700.00 USD	05/17/2019	35	(9,920,400)	(63,350)	(184,812)	121,462
		2,725.00 USD	05/17/2019	34	(9,636,960)	(74,290)	(205,197)	130,907
		2,750.00 USD	05/17/2019	33	(9,353,520)	(87,285)	(226,737)	139,452
		2,525.00 USD	06/21/2019	49	(13,888,560)	(66,640)	(71,423)	4,783
		2,550.00 USD	06/21/2019	48	(13,605,120)	(74,400)	(79,212)	4,812
		2,575.00 USD	06/21/2019	47	(13,321,680)	(82,720)	(87,545)	4,825
		2,600.00 USD	06/21/2019	46	(13,038,240)	(92,460)	(97,316)	4,856
		2,625.00 USD	06/21/2019	46	(13,038,240)	(105,570)	(110,326)	4,756
		2,650.00 USD	06/21/2019	45	(12,754,800)	(117,675)	(122,380)	4,705
		2,675.00 USD	06/21/2019	44	(12,471,360)	(131,340)	(135,797)	4,457
		2,700.00 USD	06/21/2019	43	(12,187,920)	(146,630)	(150,210)	3,580
		2,725.00 USD	06/21/2019	42	(11,904,480)	(163,380)	(168,078)	4,698
		2,750.00 USD	06/21/2019	42	(11,904,480)	(186,270)	(191,430)	5,160
		2,775.00 USD	06/21/2019	41	(11,621,040)	(207,460)	(215,299)	7,839
		2,800.00 USD	06/21/2019	40	(11,337,600)	(230,600)	(236,411)	5,811

Total written options contracts				1,384		$(2,138,245)	$(4,677,335)	$2,539,090

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 80.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
71,607,641	2.437%	$71,607,641

TOTAL INVESTMENTS – 80.5% (Cost $71,607,641)		$71,607,641

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.5%		17,320,872

NET ASSETS – 100.0%		$88,928,513

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thailand Baht
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	USD	6,244,459	CLP	4,169,670,000	05/02/2019	$116,872
	USD	7,411,583	COP	22,826,330,000	04/01/2019	251,571
	USD	4,374,886	CZK	98,830,000	04/25/2019	77,220
	USD	634,357	HUF	175,280,000	04/25/2019	21,207
	USD	591,507	IDR	8,446,130,000	05/02/2019	1,467
	USD	5,685,588	ILS	20,430,000	04/25/2019	52,908
	USD	560,779	INR	38,890,000	05/02/2019	2,936
	USD	14,016,681	KRW	15,810,930,000	05/02/2019	104,854
	USD	1,311,427	MXN	25,120,000	04/25/2019	22,046
	USD	274,999	PEN	910,000	05/02/2019	1,204
	USD	753,321	PHP	39,700,000	05/02/2019	2,138
	USD	648,573	RUB	41,920,000	05/06/2019	13,177
	USD	12,221,166	THB	386,940,000	04/25/2019	21,239
	USD	12,337,144	TWD	379,570,000	05/02/2019	26,633
	USD	651,654	ZAR	9,360,000	04/25/2019	4,735

TOTAL						$720,207

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	BRL	26,050,000	USD	6,816,517	05/02/2019	$(175,936)
	COP	22,826,330,000	USD	7,355,471	04/01/2019	(195,460)
	COP	27,604,410,000	USD	8,950,148	05/02/2019	(307,362)
	CZK	4,330,000	USD	190,600	04/25/2019	(2,308)
	HUF	140,230,000	USD	503,997	04/25/2019	(13,456)
	IDR	41,252,240,000	USD	2,914,436	05/02/2019	(32,587)
	ILS	1,370,000	USD	378,516	04/25/2019	(799)
	INR	427,630,000	USD	6,206,863	05/02/2019	(72,889)
	KRW	249,040,000	USD	220,097	05/02/2019	(970)
	NOK	57,520,000	USD	6,802,032	04/25/2019	(126,966)
	PEN	3,580,000	USD	1,085,507	05/02/2019	(8,377)
	PHP	99,470,000	USD	1,883,188	05/02/2019	(1,069)
	PLN	8,490,000	USD	2,255,411	04/25/2019	(42,530)
	RUB	503,750,000	USD	7,852,675	05/06/2019	(217,163)
	SEK	44,710,000	USD	4,882,576	04/25/2019	(65,410)
	TWD	12,660,000	USD	411,199	05/02/2019	(600)
	USD	283,548	HUF	81,110,000	04/25/2019	(185)
	USD	267,407	ILS	970,000	04/25/2019	(28)
	USD	402,533	KRW	457,600,000	05/02/2019	(103)
	USD	367,951	TWD	11,350,000	05/02/2019	(161)
	ZAR	67,440,000	USD	4,719,375	04/25/2019	(58,242)

TOTAL						$(1,322,601)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	5	06/26/2019	$648,450	$(8,174)
3 Month Canadian Bankers Acceptance	8	06/17/2019	1,466,307	5,118
3 Month Canadian Bankers Acceptance	8	09/16/2019	1,467,280	6,492
3 Month Canadian Bankers Acceptance	8	12/16/2019	1,467,729	5,145
3 Month Eurodollar	21	06/17/2019	5,116,125	9,701
3 Month Eurodollar	19	09/16/2019	4,633,150	14,193
3 Month Eurodollar	18	12/16/2019	4,390,875	16,050
3 Month Eurodollar	18	03/16/2020	4,396,500	19,696
3 Month Eurodollar	18	06/15/2020	4,400,775	22,666
3 Month Eurodollar	16	09/14/2020	3,914,200	22,313
3 Month Eurodollar	15	12/14/2020	3,670,125	22,115
3 Month Eurodollar	14	03/15/2021	3,426,325	14,432
3 Month Sterling	11	06/19/2019	1,775,736	2,126
3 Month Sterling	11	09/18/2019	1,776,094	4,040
3 Month Sterling	12	12/18/2019	1,937,362	5,073
3 Month Sterling	11	03/18/2020	1,776,273	5,876
3 Month Sterling	11	06/17/2020	1,776,004	5,792
3 Month Sterling	10	09/16/2020	1,613,817	5,340
3 Month Sterling	10	12/16/2020	1,613,328	5,122
3 Month Sterling	9	03/17/2021	1,451,703	3,739
Amsterdam Exchange Index	2	04/18/2019	245,861	5,155
ASX 90 Day Bank Accepted Bill	7	06/13/2019	4,950,329	2,588
ASX 90 Day Bank Accepted Bill	4	09/12/2019	2,829,524	3,431
ASX 90 Day Bank Accepted Bill	4	12/12/2019	2,830,009	2,732
Brent Crude Oil	45	07/31/2019	3,002,400	40,350
CAC 40 10 Euro Index	5	04/18/2019	299,675	2,960
Cocoa	134	09/13/2019	3,052,520	56,578
Coffee ’C’	78	09/18/2019	2,913,300	(115,633)
Copper	41	09/26/2019	3,015,038	20,234
Corn	154	09/13/2019	2,887,500	(74,685)
Cotton No. 2	80	12/06/2019	3,017,600	76,698
EURO STOXX 50 Index	17	06/21/2019	623,962	7,480
Euro-Bobl	25	06/06/2019	3,734,306	26,351
Euro-BTP	6	06/06/2019	870,927	19,016
Euro-Buxl	4	06/06/2019	860,337	38,440
Euro-OAT	9	06/06/2019	1,642,881	45,917
Euro-Schatz	14	06/06/2019	1,758,433	1,738
Foreign Exchange AUD/USD	126	06/17/2019	8,959,860	22,086
Foreign Exchange CAD/USD	32	06/18/2019	2,399,200	(6,673)
Foreign Exchange NZD/USD	25	06/17/2019	1,704,750	(5,873)
FTSE 100 Index	2	06/21/2019	187,852	2,702
FTSE MIB Index	2	06/21/2019	232,662	3,777
Hang Seng Index	1	04/29/2019	185,205	3,628
HSCEI	2	04/29/2019	144,893	1,519
IBEX 35 Index	1	04/18/2019	103,071	585
Japan 10 Year Bond	45	06/13/2019	62,203,375	112,810
KC HRW Wheat	130	09/13/2019	2,920,125	(54,135)
Lean Hogs	73	08/14/2019	2,690,780	354,493
Live Cattle	63	08/30/2019	2,915,640	12,532
LME Aluminum Base Metal	177	04/17/2019	8,408,606	69,306
LME Aluminum Base Metal	106	05/15/2019	5,038,312	5,082
LME Aluminum Base Metal	30	06/19/2019	1,433,250	13,242

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
LME Aluminum Base Metal	104	07/17/2019	$4,989,400	$(54,380)
LME Aluminum Base Metal	98	08/21/2019	4,725,437	42,174
LME Aluminum Base Metal	29	09/18/2019	1,404,506	19,688
LME Aluminum Base Metal	23	10/16/2019	1,118,519	7,277
LME Lead Base Metal	36	04/17/2019	1,807,200	(57,303)
LME Lead Base Metal	26	05/15/2019	1,308,775	(51,191)
LME Nickel Base Metal	69	04/17/2019	5,348,673	237,628
LME Nickel Base Metal	53	05/15/2019	4,118,418	202,378
LME Nickel Base Metal	21	06/19/2019	1,636,110	217,804
LME Nickel Base Metal	40	07/17/2019	3,121,920	240,254
LME Nickel Base Metal	21	08/21/2019	1,642,662	248,077
LME Nickel Base Metal	21	09/18/2019	1,645,812	216,670
LME Nickel Base Metal	14	10/16/2019	1,099,266	(3,057)
LME Zinc Base Metal	86	04/17/2019	6,395,713	651,633
LME Zinc Base Metal	106	05/15/2019	7,827,438	653,530
LME Zinc Base Metal	23	06/19/2019	1,687,481	266,199
LME Zinc Base Metal	77	07/17/2019	5,614,263	563,415
LME Zinc Base Metal	71	08/21/2019	5,146,613	454,289
LME Zinc Base Metal	23	09/18/2019	1,658,588	246,793
LME Zinc Base Metal	16	10/16/2019	1,148,200	71,282
Long Gilt	51	06/26/2019	8,601,366	153,854
Low Sulphur Gasoil	49	08/12/2019	3,002,475	10,677
MSCI Taiwan Index	3	04/29/2019	117,210	893
NASDAQ 100 E-Mini Index	2	06/21/2019	296,020	5,127
Natural Gas	100	07/29/2019	2,803,000	(141,803)
NY Harbor ULSD	36	07/31/2019	3,002,076	(32,121)
OMXS30 Index	8	04/17/2019	133,049	1,198
RBOB Gasoline	39	07/31/2019	2,998,359	81,204
S&P 500 E-Mini Index	106	06/21/2019	15,040,340	227,669
S&P/TSX 60 Index	2	06/20/2019	286,482	(305)
Silver	15	05/29/2019	1,132,125	(22,561)
Soybean	64	11/14/2019	2,938,400	(54,558)
Soybean Oil	163	12/13/2019	2,884,122	(124,216)
Sugar No. 11	200	09/30/2019	2,894,080	25,668
U.S. Treasury 2 Year Note	24	06/28/2019	5,115,375	14,975
U.S. Treasury 5 Year Note	39	06/28/2019	4,519,734	41,416
U.S. Treasury 10 Year Note	263	06/19/2019	32,690,078	407,713
U.S. Treasury Long Bond	15	06/19/2019	2,248,594	58,638
Wheat	126	09/13/2019	3,024,000	116,724
WTI Crude Oil	50	07/22/2019	3,025,000	131,811

Total				$5,956,449

Short position contracts:
3 Month Euroswiss	(1)	06/17/2019	$(252,875)	$(1)
Australia 10 Year Bond	(157)	06/17/2019	(15,433,550)	(213,494)
Brent Crude Oil	(23)	04/30/2019	(1,554,340)	(35,082)
Canada 10 Year Bond	(225)	06/19/2019	(23,438,658)	(297,875)
CBOE Volatility Index	(61)	04/17/2019	(928,725)	214,919
CBOE Volatility Index	(57)	05/22/2019	(930,525)	41,629
CBOE Volatility Index	(66)	06/19/2019	(1,100,550)	(34,719)
Cocoa	(123)	05/15/2019	(2,811,780)	(44,177)
Coffee ‘C’	(95)	05/20/2019	(3,363,000)	222,432
Copper	(7)	05/29/2019	(513,012)	768
Corn	(368)	05/14/2019	(6,568,800)	323,731
Cotton No. 2	(160)	05/08/2019	(6,208,000)	(352,359)
Euro-Bund	(57)	06/06/2019	(10,638,295)	(3,078)

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Feeder Cattle	(66)	05/23/2019	$(4,917,825)	$11,353
Foreign Exchange CHF/USD	(5)	06/17/2019	(632,375)	(311)
Foreign Exchange EUR/USD	(20)	06/17/2019	(2,822,750)	24,640
Foreign Exchange GBP/USD	(79)	06/17/2019	(6,454,300)	34,621
Foreign Exchange JPY/USD	(14)	06/17/2019	(1,588,650)	(11,580)
KC HRW Wheat	(70)	05/14/2019	(1,506,750)	20,775
KOSPI 200 Index	(2)	06/13/2019	(122,104)	211
Lean Hogs	(127)	06/14/2019	(4,452,620)	(68,950)
Live Cattle	(189)	06/28/2019	(8,996,400)	139,584
LME Aluminum Base Metal	(177)	04/17/2019	(8,408,606)	(65,709)
LME Aluminum Base Metal	(124)	05/15/2019	(5,893,875)	(81,268)
LME Aluminum Base Metal	(30)	06/19/2019	(1,433,250)	(5,946)
LME Aluminum Base Metal	(104)	07/17/2019	(4,989,400)	(13,799)
LME Aluminum Base Metal	(36)	08/21/2019	(1,735,875)	(16,220)
LME Aluminum Base Metal	(29)	09/18/2019	(1,404,506)	(9,761)
LME Aluminum Base Metal	(23)	10/16/2019	(1,118,519)	1,815
LME Lead Base Metal	(36)	04/17/2019	(1,807,200)	63,438
LME Lead Base Metal	(19)	05/15/2019	(956,412)	20,567
LME Nickel Base Metal	(69)	04/17/2019	(5,348,673)	(272,662)
LME Nickel Base Metal	(35)	05/15/2019	(2,719,710)	(223,085)
LME Nickel Base Metal	(21)	06/19/2019	(1,636,110)	(3,869)
LME Nickel Base Metal	(40)	07/17/2019	(3,121,920)	(290,860)
LME Nickel Base Metal	(21)	08/21/2019	(1,642,662)	(217,022)
LME Nickel Base Metal	(21)	09/18/2019	(1,645,812)	(4,598)
LME Nickel Base Metal	(14)	10/16/2019	(1,099,266)	1,143
LME Zinc Base Metal	(86)	04/17/2019	(6,395,712)	(642,033)
LME Zinc Base Metal	(94)	05/15/2019	(6,941,312)	(558,359)
LME Zinc Base Metal	(23)	06/19/2019	(1,687,481)	(128,060)
LME Zinc Base Metal	(77)	07/17/2019	(5,614,263)	(516,305)
LME Zinc Base Metal	(28)	08/21/2019	(2,029,650)	(265,716)
LME Zinc Base Metal	(23)	09/18/2019	(1,658,588)	(113,642)
LME Zinc Base Metal	(16)	10/16/2019	(1,148,200)	(76,738)
Low Sulphur Gasoil	(44)	05/10/2019	(2,662,000)	8,312
Natural Gas	(155)	04/26/2019	(4,136,950)	263,536
NY Harbor ULSD	(14)	04/30/2019	(1,157,596)	2,196
RBOB Gasoline	(25)	04/30/2019	(1,973,370)	(66,576)
Soybean	(181)	05/14/2019	(8,000,200)	321,743
Soybean Oil	(169)	05/14/2019	(2,877,732)	239,768
Sugar No. 11	(143)	04/30/2019	(2,003,602)	(14,097)
Wheat	(33)	05/14/2019	(757,763)	(3,279)
WTI Crude Oil	(55)	04/22/2019	(3,308,250)	(185,802)

Total				$(2,879,851)

Total Futures Contracts				$3,076,598

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2019(b)	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
iTraxx Europe Crossover Index	5.000%	2.690%	06/20/2024	EUR 450	$55,895	$56,681	$(786)
iTraxx Europe Index	1.000	0.650	06/20/2024	1,100	22,664	21,782	882
Markit CDX North America High Yield Index	5.000	3.484	06/20/2024	USD 600	40,793	36,251	4,542
Markit CDX North America Investment Grade Index	1.000	0.635	06/20/2024	1,250	22,501	21,134	1,367

TOTAL					$141,853	$135,848	$6,005

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(a)

A basket (DBGSLBJP) of common stocks(b) (*)	(0.062)%	Deutsche Bank AG	09/17/2019	JPY	1,087,708	$74,565
A basket (DBGSLBJP) of common stocks(b) (*)	(2.601)		09/17/2019	JPY	488,903	30,884
A basket (DBGSMOJP) of common stocks(b) (*)	(0.062)		09/17/2019	JPY	1,325,820	89,316
A basket (DBGSQUJP) of common stocks(b) (*)	(0.062)		09/17/2019	JPY	3,842,140	226,155
A basket (DBGSVAJP) of common stocks(b) (*)	(0.062)		09/17/2019	JPY	3,849,998	195,140
TOPIX Total Retun Index(c)	0.062		09/17/2019	JPY	10,468,920	(510,672)
A basket (JPBILBEU) of common stocks(b) (*)	(0.368)	JPMorgan Chase Bank NA	12/16/2019	EUR	11,035	61,503
A basket (JPBILBUK) of common stocks(b) (*)	(0.729)		08/05/2019	GBP	6,501	81,561
A basket (JPBIMOEU) of common stocks(b) (*)	(0.368)		12/16/2019	EUR	10,311	42,389
A basket (JPBIMOUK) of common stocks(b) (*)	(0.729)		08/05/2019	GBP	13,908	139,998
A basket (JPBIQUEU) of common stocks(b) (*)	(0.368)		12/16/2019	EUR	10,882	135,332
A basket (JPBIQUUK) of common stocks(b) (*)	(0.729)		08/05/2019	GBP	12,532	251,456
A basket (JPBIVAEU) of common stocks(b) (*)	(0.368)		12/16/2019	EUR	12,683	170,568
A basket (JPBIVAUK) of common stocks(b) (*)	(0.729)		08/05/2019	GBP	8,605	154,323

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)(a)

A basket (JPGSLBUS) of common stocks(b)(*)	(2.496)%		08/30/2019	USD 10,352	$53,840
A basket (JPGSMOUS) of common stocks(b)(*)	(2.496)		08/30/2019	USD 21,650	213,377
A basket (JPGSQUUS) of common stocks(b)(*)	(2.496)		08/30/2019	USD 31,968	328,865
A basket (JPGSVAUS) of common stocks(b)(*)	(2.496)		08/30/2019	USD 25,334	244,131
EURO STOXX 50 Net Return Index(c)	0.368		12/16/2019	EUR 42,535	(497,529)
FTSE 100 Total Return Index(c)	0.729		08/05/2019	GBP 38,390	(605,219)
S&P 500 Total Return Index(c)	2.496		08/30/2019	USD 84,225	(853,356)

TOTAL					$26,627

(a)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.
(b)	Payments made weekly.
(c)	Payments received weekly.
*	The components of the basket are shown below

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSLBJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Takeda Pharmaceutical Co Ltd	Health Care	9,513	$388,282	2.73%
Kao Corp	Consumer Staples	4,506	354,651	2.49
KDDI Corp	Communication Services	14,639	315,199	2.21
NTT DOCOMO Inc	Communication Services	13,846	306,440	2.15
Oriental Land Co Ltd/Japan	Consumer Discretionary	2,342	265,820	1.87
Japan Tobacco Inc	Consumer Staples	10,541	261,224	1.83
Central Japan Railway Co	Industrials	1,033	239,765	1.68
Canon Inc	Information Technology	8,224	238,552	1.68
Nippon Telegraph & Telephone Corp	Communication Services	5,604	237,922	1.67
Seven & i Holdings Co Ltd	Consumer Staples	6,253	235,730	1.66
Kirin Holdings Co Ltd	Consumer Staples	9,719	231,856	1.63
East Japan Railway Co	Industrials	2,267	218,573	1.53
Daito Trust Construction Co Ltd	Real Estate	1,454	202,523	1.42
Asahi Group Holdings Ltd	Consumer Staples	4,273	190,198	1.34
Shiseido Co Ltd	Consumer Staples	2,576	185,727	1.30
Nitori Holdings Co Ltd	Consumer Discretionary	1,430	184,576	1.30
Pan Pacific International Holdings Corp	Consumer Discretionary	2,664	176,297	1.24
West Japan Railway Co	Industrials	2,303	173,349	1.22
Secom Co Ltd	Industrials	1,986	169,964	1.19
Ajinomoto Co Inc	Consumer Staples	10,363	165,501	1.16
Terumo Corp	Health Care	5,303	161,825	1.14
Astellas Pharma Inc	Health Care	10,375	155,342	1.09
NH Foods Ltd	Consumer Staples	4,250	152,897	1.07
Ryohin Keikaku Co Ltd	Consumer Discretionary	595	150,493	1.06
Japan Airlines Co Ltd	Industrials	4,016	141,350	0.99
Shimamura Co Ltd	Consumer Discretionary	1,670	141,304	0.99
Nippon Paper Industries Co Ltd	Materials	6,458	133,275	0.94
ABC-Mart Inc	Consumer Discretionary	2,206	131,251	0.92
Aeon Co Ltd	Consumer Staples	6,033	126,161	0.89
Otsuka Holdings Co Ltd	Health Care	3,204	125,803	0.88
ANA Holdings Inc	Industrials	3,409	124,903	0.88
Nichirei Corp	Consumer Staples	5,038	124,072	0.87
Tobu Railway Co Ltd	Industrials	4,211	121,471	0.85
Lawson Inc	Consumer Staples	2,156	119,508	0.84
Tokyu Corp	Industrials	6,788	118,461	0.83
Unicharm Corp	Consumer Staples	3,574	118,179	0.83
Kyushu Electric Power Co Inc	Utilities	9,882	116,600	0.82
Chugai Pharmaceutical Co Ltd	Health Care	1,688	115,953	0.81
Pola Orbis Holdings Inc	Consumer Staples	3,635	115,850	0.81
Square Enix Holdings Co Ltd	Communication Services	3,277	114,782	0.81
Hankyu Hanshin Holdings Inc	Industrials	3,047	114,168	0.80
House Foods Group Inc	Consumer Staples	2,814	113,064	0.79
Kintetsu Group Holdings Co Ltd	Industrials	2,342	109,101	0.77
MEIJI Holdings Co Ltd	Consumer Staples	1,341	108,836	0.76
Tokyo Gas Co Ltd	Utilities	3,992	107,879	0.76
Toray Industries Inc	Materials	16,768	107,006	0.75
Chugoku Electric Power Co Inc/The	Utilities	8,440	105,219	0.74
Yamato Holdings Co Ltd	Industrials	3,993	103,071	0.72
Benesse Holdings Inc	Consumer Discretionary	3,947	102,445	0.72
Fuji Media Holdings Inc	Communication Services	7,401	102,092	0.72
Otsuka Corp	Information Technology	2,658	99,211	0.70
Yakult Honsha Co Ltd	Consumer Staples	1,409	98,449	0.69
Itochu Techno-Solutions Corp	Information Technology	4,216	98,318	0.69
Taisei Corp	Industrials	2,064	95,775	0.67
Suntory Beverage & Food Ltd	Consumer Staples	2,003	94,052	0.66
Nagoya Railroad Co Ltd	Industrials	3,395	93,931	0.66
Tsuruha Holdings Inc	Consumer Staples	1,143	92,853	0.65
Keio Corp	Industrials	1,433	92,486	0.65
Tohoku Electric Power Co Inc	Utilities	7,234	92,214	0.65
Chubu Electric Power Co Inc	Utilities	5,730	89,416	0.63
Fuji Oil Holdings Inc	Consumer Staples	2,610	89,317	0.63
Morinaga Milk Industry Co Ltd	Consumer Staples	2,620	88,820	0.62
Kansai Electric Power Co Inc/The	Utilities	5,977	88,057	0.62
COMSYS Holdings Corp	Industrials	3,223	87,858	0.62
Yahoo Japan Corp	Communication Services	35,728	87,409	0.61
Nisshin Seifun Group Inc	Consumer Staples	3,774	86,551	0.61
Cosmos Pharmaceutical Corp	Consumer Staples	496	85,669	0.60
Kewpie Corp	Consumer Staples	3,560	85,334	0.60
Sankyo Co Ltd	Consumer Discretionary	2,234	85,114	0.60
Bandai Namco Holdings Inc	Consumer Discretionary	1,802	84,412	0.59
Mitsubishi Tanabe Pharma Corp	Health Care	6,281	83,865	0.59
Shionogi & Co Ltd	Health Care	1,345	83,174	0.58
Rengo Co Ltd	Materials	8,608	80,660	0.57
SCSK Corp	Information Technology	1,768	78,765	0.55
Fast Retailing Co Ltd	Consumer Discretionary	160	75,033	0.53
Asahi Intecc Co Ltd	Health Care	1,598	74,998	0.53

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSLBJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Odakyu Electric Railway Co Ltd	Industrials	3,074	$74,459	0.52%
Zensho Holdings Co Ltd	Consumer Discretionary	3,211	74,319	0.52
Osaka Gas Co Ltd	Utilities	3,709	73,122	0.51
Nippon Suisan Kaisha Ltd	Consumer Staples	9,072	69,201	0.49
FUJIFILM Holdings Corp	Information Technology	1,518	68,991	0.48
Ito En Ltd	Consumer Staples	1,313	68,182	0.48
Takashimaya Co Ltd	Consumer Discretionary	5,117	68,095	0.48
Nipro Corp	Health Care	5,233	67,510	0.47
NTT Data Corp	Information Technology	6,102	67,266	0.47
Hoshizaki Corp	Industrials	1,083	67,074	0.47
Pigeon Corp	Consumer Staples	1,619	66,126	0.46
Toyo Suisan Kaisha Ltd	Consumer Staples	1,706	64,901	0.46
Lion Corp	Consumer Staples	3,061	64,394	0.45
Autobacs Seven Co Ltd	Consumer Discretionary	3,513	58,362	0.41
Shochiku Co Ltd	Communication Services	519	58,075	0.41
Fujitsu General Ltd	Consumer Discretionary	4,007	56,654	0.40
Tsumura & Co	Health Care	1,864	56,637	0.40
Sugi Holdings Co Ltd	Consumer Staples	1,282	56,400	0.40
Sumitomo Osaka Cement Co Ltd	Materials	1,403	55,237	0.39
Sohgo Security Services Co Ltd	Industrials	1,259	54,805	0.38
Obic Co Ltd	Information Technology	537	54,073	0.38
Rinnai Corp	Consumer Discretionary	755	53,370	0.37
Sumitomo Dainippon Pharma Co Ltd	Health Care	2,107	52,067	0.37
Yamada Denki Co Ltd	Consumer Discretionary	10,425	51,388	0.36
Sundrug Co Ltd	Consumer Staples	1,857	51,139	0.36
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	1,962	49,787	0.35
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	589	49,636	0.35
Ezaki Glico Co Ltd	Consumer Staples	938	49,305	0.35
Yoshinoya Holdings Co Ltd	Consumer Discretionary	3,013	48,641	0.34
Park24 Co Ltd	Industrials	2,217	48,098	0.34
Obayashi Corp	Industrials	4,642	46,682	0.33
Keisei Electric Railway Co Ltd	Industrials	1,190	43,199	0.30
K’s Holdings Corp	Consumer Discretionary	4,813	42,668	0.30
Ain Holdings Inc	Consumer Staples	567	42,607	0.30
Sega Sammy Holdings Inc	Consumer Discretionary	3,485	41,090	0.29
Kagome Co Ltd	Consumer Staples	1,442	40,498	0.28
Toho Co Ltd/Tokyo	Communication Services	1,008	40,437	0.28
Fancl Corp	Consumer Staples	1,559	40,249	0.28
Calbee Inc	Consumer Staples	1,490	40,103	0.28
Oracle Corp Japan	Information Technology	595	39,883	0.28
Toyobo Co Ltd	Materials	3,004	38,373	0.27
Kyowa Exeo Corp	Industrials	1,372	37,848	0.27
Nishimatsu Construction Co Ltd	Industrials	1,630	36,097	0.25
Maruichi Steel Tube Ltd	Materials	1,232	35,864	0.25
Nissin Foods Holdings Co Ltd	Consumer Staples	517	35,478	0.25
Sapporo Holdings Ltd	Consumer Staples	1,596	34,829	0.24
Ricoh Co Ltd	Information Technology	3,264	34,092	0.24
Nankai Electric Railway Co Ltd	Industrials	1,217	33,570	0.24
Capcom Co Ltd	Communication Services	1,477	33,074	0.23
Sawai Pharmaceutical Co Ltd	Health Care	558	32,280	0.23
Santen Pharmaceutical Co Ltd	Health Care	2,168	32,271	0.23
Kyowa Hakko Kirin Co Ltd	Health Care	1,468	31,935	0.22
Kyudenko Corp	Industrials	1,013	31,718	0.22
Keikyu Corp	Industrials	1,845	31,277	0.22
Welcia Holdings Co Ltd	Consumer Staples	923	31,273	0.22
Hokuriku Electric Power Co	Utilities	3,986	31,234	0.22
Maruha Nichiro Corp	Consumer Staples	838	29,975	0.21
Hokkaido Electric Power Co Inc	Utilities	5,197	29,837	0.21
Azbil Corp	Information Technology	1,269	29,669	0.21
Nishi-Nippon Railroad Co Ltd	Industrials	1,225	29,611	0.21
Keihan Holdings Co Ltd	Industrials	676	28,413	0.20
Shikoku Electric Power Co Inc	Utilities	2,267	27,588	0.19
Toppan Printing Co Ltd	Industrials	1,787	26,951	0.19
Toho Gas Co Ltd	Utilities	578	25,948	0.18
Colowide Co Ltd	Consumer Discretionary	1,250	25,856	0.18
Kajima Corp	Industrials	1,745	25,739	0.18
Megmilk Snow Brand Co Ltd	Consumer Staples	1,037	25,217	0.18
Daiichikosho Co Ltd	Communication Services	471	24,068	0.17
Hikari Tsushin Inc	Consumer Discretionary	125	23,751	0.17
Nippon Shinyaku Co Ltd	Health Care	326	23,702	0.17
Aozora Bank Ltd	Financials	910	22,487	0.16
Kamigumi Co Ltd	Industrials	914	21,150	0.15
Rohto Pharmaceutical Co Ltd	Health Care	809	20,751	0.15
Morinaga & Co Ltd/Japan	Consumer Staples	476	20,669	0.15
Yamazaki Baking Co Ltd	Consumer Staples	1,211	19,642	0.14
Shimachu Co Ltd	Consumer Discretionary	733	19,078	0.13
Nihon Kohden Corp	Health Care	584	17,334	0.12
Taisho Pharmaceutical Holdings Co Ltd	Health Care	182	17,289	0.12

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSLBJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Aoyama Trading Co Ltd	Consumer Discretionary	753	$17,093	0.12%
Nippon Television Holdings Inc	Communication Services	1,088	16,310	0.11
Izumi Co Ltd	Consumer Discretionary	330	15,351	0.11
Suzuken Co Ltd/Aichi Japan	Health Care	258	14,927	0.10
Iwatani Corp	Industrials	423	13,564	0.10
Meitec Corp	Industrials	283	12,836	0.09
Valor Holdings Co Ltd	Consumer Staples	500	12,115	0.09
Mochida Pharmaceutical Co Ltd	Health Care	231	11,835	0.08
Sankyu Inc	Industrials	222	10,806	0.08
Duskin Co Ltd	Industrials	446	10,620	0.07
Relo Group Inc	Real Estate	366	10,267	0.07
KYORIN Holdings Inc	Health Care	522	10,189	0.07
Kaken Pharmaceutical Co Ltd	Health Care	220	9,981	0.07
TIS Inc	Information Technology	192	9,080	0.06
Kinden Corp	Industrials	542	8,968	0.06
Oki Electric Industry Co Ltd	Information Technology	733	8,654	0.06
Electric Power Development Co Ltd	Utilities	334	8,132	0.06
Sotetsu Holdings Inc	Industrials	244	7,493	0.05
Toho Holdings Co Ltd	Health Care	274	6,826	0.05
Maeda Corp	Industrials	474	4,702	0.03
Kokuyo Co Ltd	Industrials	303	4,442	0.03
Wacoal Holdings Corp	Consumer Discretionary	174	4,323	0.03
Sanrio Co Ltd	Consumer Discretionary	111	2,658	0.02
Maeda Road Construction Co Ltd	Industrials	102	1,977	0.01
Sangetsu Corp	Consumer Discretionary	59	1,076	0.01
Okumura Corp	Industrials	23	737	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSMOJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Sony Corp	Consumer Discretionary	7,117	$298,437	2.49%
Central Japan Railway Co	Industrials	1,193	276,816	2.31
KDDI Corp	Communication Services	12,772	274,993	2.30
Tokio Marine Holdings Inc	Financials	4,834	234,009	1.95
Recruit Holdings Co Ltd	Industrials	8,016	228,739	1.91
Mitsubishi Corp	Industrials	8,157	226,369	1.89
NTT DOCOMO Inc	Communication Services	10,177	225,231	1.88
Secom Co Ltd	Industrials	2,463	210,868	1.76
Tokyo Electric Power Co Holdings Inc	Utilities	30,465	192,520	1.61
Chugai Pharmaceutical Co Ltd	Health Care	2,781	191,024	1.60
Aeon Co Ltd	Consumer Staples	8,969	187,569	1.57
Terumo Corp	Health Care	5,744	175,270	1.46
Seven & i Holdings Co Ltd	Consumer Staples	4,443	167,485	1.40
Shionogi & Co Ltd	Health Care	2,694	166,625	1.39
Nippon Telegraph & Telephone Corp	Communication Services	3,890	165,149	1.38
Bandai Namco Holdings Inc	Consumer Discretionary	3,458	162,032	1.35
Daikin Industries Ltd	Industrials	1,382	161,846	1.35
Kikkoman Corp	Consumer Staples	3,285	161,014	1.34
Chubu Electric Power Co Inc	Utilities	10,297	160,686	1.34
Sumitomo Realty & Development Co Ltd	Real Estate	3,818	158,079	1.32
Oriental Land Co Ltd/Japan	Consumer Discretionary	1,392	158,009	1.32
Sumitomo Dainippon Pharma Co Ltd	Health Care	6,388	157,846	1.32
Astellas Pharma Inc	Health Care	10,396	155,656	1.30
Fujitsu Ltd	Information Technology	2,133	153,799	1.28
Marubeni Corp	Industrials	22,039	152,205	1.27
Kansai Electric Power Co Inc/The	Utilities	10,247	150,964	1.26
Hoya Corp	Health Care	2,207	145,612	1.22
Keio Corp	Industrials	2,236	144,305	1.20
Eisai Co Ltd	Health Care	2,534	142,145	1.19
Mitsubishi Estate Co Ltd	Real Estate	7,668	138,830	1.16
Nissan Chemical Corp	Materials	3,014	137,967	1.15
Fast Retailing Co Ltd	Consumer Discretionary	285	134,049	1.12
Skylark Holdings Co Ltd	Consumer Discretionary	7,934	131,430	1.10
Daiichi Sankyo Co Ltd	Health Care	2,822	129,947	1.09
Japan Post Holdings Co Ltd	Financials	11,014	128,861	1.08
Fancl Corp	Consumer Staples	4,962	128,107	1.07
Odakyu Electric Railway Co Ltd	Industrials	5,191	125,729	1.05
Dai Nippon Printing Co Ltd	Industrials	5,219	124,715	1.04
NTT Data Corp	Information Technology	11,252	124,027	1.04
MonotaRO Co Ltd	Industrials	5,580	123,961	1.04
FUJIFILM Holdings Corp	Information Technology	2,620	119,049	0.99
Tokyu Corp	Industrials	6,675	116,475	0.97
Tohoku Electric Power Co Inc	Utilities	8,907	113,534	0.95
Nisshin Seifun Group Inc	Consumer Staples	4,895	112,252	0.94
Kintetsu Group Holdings Co Ltd	Industrials	2,406	112,060	0.94
Anritsu Corp	Information Technology	6,032	111,629	0.93
Itochu Techno-Solutions Corp	Information Technology	4,756	110,907	0.93
Tokyo Gas Co Ltd	Utilities	4,056	109,618	0.92
ITOCHU Corp	Industrials	5,962	107,778	0.90
Kyushu Electric Power Co Inc	Utilities	9,109	107,476	0.90
Toyo Seikan Group Holdings Ltd	Materials	5,180	106,010	0.89
Chugoku Electric Power Co Inc/The	Utilities	8,466	105,553	0.88
GMO Payment Gateway Inc	Information Technology	1,407	99,815	0.83
Mitsubishi Logistics Corp	Industrials	3,577	99,773	0.83
Sojitz Corp	Industrials	27,649	97,348	0.81
Unicharm Corp	Consumer Staples	2,890	95,569	0.80
Yamato Holdings Co Ltd	Industrials	3,639	93,921	0.78
Sompo Holdings Inc	Financials	2,521	93,268	0.78
West Japan Railway Co	Industrials	1,204	90,622	0.76
Kyushu Railway Co	Industrials	2,662	87,483	0.73
Taisei Corp	Industrials	1,756	81,464	0.68
Trend Micro Inc/Japan	Information Technology	1,667	81,106	0.68
NET One Systems Co Ltd	Information Technology	3,214	80,869	0.68
Sony Financial Holdings Inc	Financials	4,257	80,246	0.67
MS&AD Insurance Group Holdings Inc	Financials	2,467	75,040	0.63
MEIJI Holdings Co Ltd	Consumer Staples	913	74,108	0.62
SG Holdings Co Ltd	Industrials	2,488	72,432	0.60
Konica Minolta Inc	Information Technology	6,960	68,426	0.57
Marui Group Co Ltd	Consumer Discretionary	3,388	68,360	0.57
Medipal Holdings Corp	Health Care	2,809	66,698	0.56
Nippon Suisan Kaisha Ltd	Consumer Staples	8,697	66,345	0.55
Nomura Research Institute Ltd	Information Technology	1,449	65,800	0.55
Alfresa Holdings Corp	Health Care	2,281	64,869	0.54
Taiyo Nippon Sanso Corp	Materials	4,206	64,013	0.53
Suzuken Co Ltd/Aichi Japan	Health Care	1,103	63,839	0.53
Asahi Intecc Co Ltd	Health Care	1,302	61,138	0.51

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSMOJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Nippon Paper Industries Co Ltd	Materials	2,818	$58,148	0.49%
Shikoku Electric Power Co Inc	Utilities	4,625	56,279	0.47
Obic Co Ltd	Information Technology	553	55,670	0.46
Japan Exchange Group Inc	Financials	3,091	55,050	0.46
Mitsubishi Heavy Industries Ltd	Industrials	1,290	53,553	0.45
Nippon Paint Holdings Co Ltd	Materials	1,312	51,537	0.43
Toho Co Ltd/Tokyo	Communication Services	1,212	48,648	0.41
Nippon Kayaku Co Ltd	Materials	4,095	48,355	0.40
Hokuriku Electric Power Co	Utilities	5,901	46,242	0.39
Hokkaido Electric Power Co Inc	Utilities	8,012	46,001	0.38
TIS Inc	Information Technology	964	45,623	0.38
Nichirei Corp	Consumer Staples	1,842	45,365	0.38
Ito En Ltd	Consumer Staples	873	45,343	0.38
Daicel Corp	Materials	4,038	43,820	0.37
NOF Corp	Materials	1,283	43,675	0.36
Iida Group Holdings Co Ltd	Consumer Discretionary	2,408	43,594	0.36
Fuji Oil Holdings Inc	Consumer Staples	1,249	42,741	0.36
Zensho Holdings Co Ltd	Consumer Discretionary	1,786	41,332	0.35
Osaka Gas Co Ltd	Utilities	2,078	40,968	0.34
Rengo Co Ltd	Materials	4,145	38,840	0.32
Park24 Co Ltd	Industrials	1,778	38,573	0.32
Taisho Pharmaceutical Holdings Co Ltd	Health Care	398	37,950	0.32
Keihan Holdings Co Ltd	Industrials	856	35,962	0.30
Toho Gas Co Ltd	Utilities	747	33,495	0.28
COMSYS Holdings Corp	Industrials	1,188	32,378	0.27
Matsui Securities Co Ltd	Financials	3,433	32,291	0.27
Nippon Shokubai Co Ltd	Materials	476	31,027	0.26
IHI Corp	Industrials	1,263	30,320	0.25
Mochida Pharmaceutical Co Ltd	Health Care	589	30,201	0.25
Nagoya Railroad Co Ltd	Industrials	1,076	29,764	0.25
Toppan Printing Co Ltd	Industrials	1,968	29,693	0.25
PeptiDream Inc	Health Care	597	29,254	0.24
Ain Holdings Inc	Consumer Staples	372	27,958	0.23
Hakuhodo DY Holdings Inc	Communication Services	1,739	27,910	0.23
Sawai Pharmaceutical Co Ltd	Health Care	480	27,803	0.23
Keisei Electric Railway Co Ltd	Industrials	755	27,401	0.23
Sankyo Co Ltd	Consumer Discretionary	693	26,397	0.22
Yamaha Corp	Consumer Discretionary	509	25,429	0.21
Maruichi Steel Tube Ltd	Materials	830	24,169	0.20
Toagosei Co Ltd	Materials	2,171	22,930	0.19
Asics Corp	Consumer Discretionary	1,644	22,038	0.18
Nihon Kohden Corp	Health Care	720	21,375	0.18
Kobayashi Pharmaceutical Co Ltd	Consumer Staples	250	21,089	0.18
Sumitomo Mitsui Construction Co Ltd	Industrials	3,015	20,983	0.18
Nankai Electric Railway Co Ltd	Industrials	749	20,647	0.17
Ezaki Glico Co Ltd	Consumer Staples	364	19,150	0.16
Casio Computer Co Ltd	Consumer Discretionary	1,439	18,771	0.16
Maruha Nichiro Corp	Consumer Staples	518	18,512	0.15
Azbil Corp	Information Technology	787	18,404	0.15
Capcom Co Ltd	Communication Services	731	16,360	0.14
Toho Holdings Co Ltd	Health Care	626	15,620	0.13
Kamigumi Co Ltd	Industrials	624	14,448	0.12
NHK Spring Co Ltd	Consumer Discretionary	1,573	14,113	0.12
Nikkon Holdings Co Ltd	Industrials	566	13,383	0.11
Takara Holdings Inc	Consumer Staples	1,080	12,761	0.11
Yoshinoya Holdings Co Ltd	Consumer Discretionary	784	12,650	0.11
Sotetsu Holdings Inc	Industrials	400	12,296	0.10
Aica Kogyo Co Ltd	Industrials	367	12,227	0.10
Sanrio Co Ltd	Consumer Discretionary	508	12,116	0.10
KYORIN Holdings Inc	Health Care	612	11,943	0.10
Megmilk Snow Brand Co Ltd	Consumer Staples	401	9,764	0.08
Hikari Tsushin Inc	Consumer Discretionary	50	9,509	0.08
Yamazaki Baking Co Ltd	Consumer Staples	571	9,266	0.08
Japan Airport Terminal Co Ltd	Industrials	157	6,619	0.06
Electric Power Development Co Ltd	Utilities	268	6,516	0.05
Calbee Inc	Consumer Staples	172	4,620	0.04
Daiichikosho Co Ltd	Communication Services	76	3,890	0.03
Kinden Corp	Industrials	221	3,657	0.03
Maeda Road Construction Co Ltd	Industrials	122	2,375	0.02
Kissei Pharmaceutical Co Ltd	Health Care	70	1,821	0.02

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSQUJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Sony Corp	Consumer Discretionary	22,916	$960,932	2.77%
Tokio Marine Holdings Inc	Financials	17,365	840,579	2.42
Olympus Corp	Health Care	75,142	815,389	2.35
Recruit Holdings Co Ltd	Industrials	28,375	809,713	2.33
Astellas Pharma Inc	Health Care	47,648	713,415	2.06
CyberAgent Inc	Communication Services	16,918	689,579	1.99
Hoya Corp	Health Care	10,437	688,663	1.98
Daikin Industries Ltd	Industrials	5,658	662,541	1.91
Bridgestone Corp	Consumer Discretionary	16,017	616,861	1.78
Fujitsu Ltd	Information Technology	8,295	598,025	1.72
East Japan Railway Co	Industrials	5,963	574,925	1.66
Mitsubishi Estate Co Ltd	Real Estate	31,021	561,640	1.62
FANUC Corp	Industrials	3,278	558,710	1.61
Shionogi & Co Ltd	Health Care	8,764	542,147	1.56
Nissan Motor Co Ltd	Consumer Discretionary	64,437	528,323	1.52
Nippon Telegraph & Telephone Corp	Communication Services	12,370	525,209	1.51
NTT DOCOMO Inc	Communication Services	23,242	514,376	1.48
Resona Holdings Inc	Financials	110,385	478,034	1.38
GungHo Online Entertainment Inc	Communication Services	127,401	463,509	1.34
Panasonic Corp	Consumer Discretionary	52,701	453,973	1.31
Seven & i Holdings Co Ltd	Consumer Staples	11,994	452,154	1.30
Tokyo Electron Ltd	Information Technology	3,078	444,642	1.28
Nexon Co Ltd	Communication Services	26,355	412,561	1.19
Omron Corp	Information Technology	8,492	397,129	1.14
Dai-ichi Life Holdings Inc	Financials	28,500	395,709	1.14
Sumitomo Realty & Development Co Ltd	Real Estate	9,236	382,381	1.10
MINEBEA MITSUMI Inc	Industrials	25,418	381,609	1.10
Nitori Holdings Co Ltd	Consumer Discretionary	2,938	379,327	1.09
MS&AD Insurance Group Holdings Inc	Financials	11,920	362,633	1.04
Unicharm Corp	Consumer Staples	10,617	351,103	1.01
Yakult Honsha Co Ltd	Consumer Staples	5,007	349,847	1.01
Nitto Denko Corp	Materials	6,497	341,093	0.98
Trend Micro Inc/Japan	Information Technology	6,969	339,084	0.98
FUJIFILM Holdings Corp	Information Technology	7,426	337,464	0.97
Disco Corp	Information Technology	2,307	328,393	0.95
LINE Corp	Communication Services	9,293	327,592	0.94
Kyocera Corp	Information Technology	5,434	318,889	0.92
Eisai Co Ltd	Health Care	5,479	307,305	0.89
Ryohin Keikaku Co Ltd	Consumer Discretionary	1,206	305,410	0.88
Mitsubishi Heavy Industries Ltd	Industrials	7,158	297,133	0.86
Japan Airlines Co Ltd	Industrials	8,418	296,311	0.85
Alps Alpine Co Ltd	Information Technology	14,003	292,026	0.84
MonotaRO Co Ltd	Industrials	12,648	281,006	0.81
MISUMI Group Inc	Industrials	11,158	277,219	0.80
Yamaha Corp	Consumer Discretionary	5,404	269,799	0.78
Sompo Holdings Inc	Financials	6,862	253,878	0.73
Asahi Kasei Corp	Materials	24,410	251,663	0.73
ANA Holdings Inc	Industrials	6,714	246,040	0.71
Mazda Motor Corp	Consumer Discretionary	21,820	243,961	0.70
Sekisui Chemical Co Ltd	Consumer Discretionary	14,750	236,885	0.68
Tokyo Gas Co Ltd	Utilities	8,312	224,636	0.65
LIXIL Group Corp	Industrials	16,163	215,668	0.62
Yahoo Japan Corp	Communication Services	87,559	214,214	0.62
Leopalace21 Corp	Real Estate	106,378	212,235	0.61
Advantest Corp	Information Technology	9,071	210,711	0.61
Mitsubishi Motors Corp	Consumer Discretionary	36,976	196,280	0.57
Aozora Bank Ltd	Financials	7,927	195,787	0.56
Nippon Yusen KK	Industrials	13,292	194,629	0.56
Hitachi Chemical Co Ltd	Materials	8,788	194,521	0.56
Japan Exchange Group Inc	Financials	10,891	193,987	0.56
SBI Holdings Inc/Japan	Financials	8,578	190,961	0.55
Bandai Namco Holdings Inc	Consumer Discretionary	3,990	186,967	0.54
Inpex Corp	Energy	19,490	185,712	0.54
MEIJI Holdings Co Ltd	Consumer Staples	2,263	183,669	0.53
Capcom Co Ltd	Communication Services	8,165	182,808	0.53
Nissan Chemical Corp	Materials	3,904	178,682	0.51
Hoshizaki Corp	Industrials	2,770	171,527	0.49
Taiheiyo Cement Corp	Materials	4,936	164,417	0.47
Sojitz Corp	Industrials	46,403	163,375	0.47
Anritsu Corp	Information Technology	8,775	162,399	0.47
TOTO Ltd	Industrials	3,617	153,300	0.44
Hulic Co Ltd	Real Estate	15,348	150,469	0.43
Casio Computer Co Ltd	Consumer Discretionary	11,151	145,463	0.42
Ricoh Co Ltd	Information Technology	13,850	144,662	0.42
Lion Corp	Consumer Staples	6,845	143,987	0.41
Sumitomo Chemical Co Ltd	Materials	30,935	143,824	0.41

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSQUJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Nippon Paint Holdings Co Ltd	Materials	3,416	$134,130	0.39%
Sanwa Holdings Corp	Industrials	11,178	132,899	0.38
Kajima Corp	Industrials	8,948	131,988	0.38
Calbee Inc	Consumer Staples	4,876	131,270	0.38
Kyushu Railway Co	Industrials	3,949	129,757	0.37
Toho Co Ltd/Tokyo	Communication Services	3,174	127,356	0.37
Nissin Foods Holdings Co Ltd	Consumer Staples	1,798	123,367	0.36
Konica Minolta Inc	Information Technology	12,369	121,602	0.35
TechnoPro Holdings Inc	Industrials	2,028	120,850	0.35
Mitsui Mining & Smelting Co Ltd	Materials	4,631	118,680	0.34
SG Holdings Co Ltd	Industrials	4,075	118,628	0.34
Toyo Suisan Kaisha Ltd	Consumer Staples	3,112	118,419	0.34
Obayashi Corp	Industrials	11,762	118,287	0.34
DMG Mori Co Ltd	Industrials	9,511	117,546	0.34
Asics Corp	Consumer Discretionary	8,233	110,376	0.32
Cosmo Energy Holdings Co Ltd	Energy	5,470	109,831	0.32
Yamada Denki Co Ltd	Consumer Discretionary	22,072	108,796	0.31
Japan Airport Terminal Co Ltd	Industrials	2,568	108,379	0.31
Relo Group Inc	Real Estate	3,676	103,219	0.30
Keikyu Corp	Industrials	6,036	102,337	0.29
Taiyo Nippon Sanso Corp	Materials	6,716	102,217	0.29
Sumitomo Heavy Industries Ltd	Industrials	3,064	99,161	0.29
Kuraray Co Ltd	Materials	7,744	98,437	0.28
Oracle Corp Japan	Information Technology	1,458	97,814	0.28
Hikari Tsushin Inc	Consumer Discretionary	514	97,311	0.28
Tokuyama Corp	Materials	4,074	96,077	0.28
Isetan Mitsukoshi Holdings Ltd	Consumer Discretionary	9,376	94,718	0.27
SCSK Corp	Information Technology	2,124	94,646	0.27
AEON Financial Service Co Ltd	Financials	4,564	92,822	0.27
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	3,630	92,106	0.27
NSK Ltd	Industrials	9,809	91,831	0.26
Suntory Beverage & Food Ltd	Consumer Staples	1,945	91,313	0.26
Kakaku.com Inc	Communication Services	4,750	91,210	0.26
Sohgo Security Services Co Ltd	Industrials	2,090	90,954	0.26
OSG Corp	Industrials	4,610	88,852	0.26
Welcia Holdings Co Ltd	Consumer Staples	2,585	87,621	0.25
DIC Corp	Materials	2,991	87,350	0.25
Matsui Securities Co Ltd	Financials	9,259	87,100	0.25
Otsuka Corp	Information Technology	2,291	85,526	0.25
Seiko Epson Corp	Information Technology	5,534	84,684	0.24
Lawson Inc	Consumer Staples	1,523	84,394	0.24
JTEKT Corp	Industrials	6,793	83,523	0.24
Zenkoku Hosho Co Ltd	Financials	2,369	82,779	0.24
Miura Co Ltd	Industrials	3,451	79,482	0.23
GS Yuasa Corp	Industrials	3,863	75,714	0.22
Toho Gas Co Ltd	Utilities	1,677	75,232	0.22
Nisshinbo Holdings Inc	Industrials	8,486	74,084	0.21
TIS Inc	Information Technology	1,548	73,236	0.21
Kaneka Corp	Materials	1,957	73,227	0.21
Air Water Inc	Materials	5,047	73,076	0.21
Oki Electric Industry Co Ltd	Information Technology	5,949	70,244	0.20
Electric Power Development Co Ltd	Utilities	2,884	70,194	0.20
Azbil Corp	Information Technology	2,972	69,470	0.20
Toyo Tire Corp	Consumer Discretionary	6,128	69,434	0.20
Sumitomo Bakelite Co Ltd	Materials	1,858	66,499	0.19
Osaka Gas Co Ltd	Utilities	3,260	64,268	0.19
Yamazaki Baking Co Ltd	Consumer Staples	3,919	63,542	0.18
Tokyo Century Corp	Financials	1,448	62,948	0.18
Itochu Techno-Solutions Corp	Information Technology	2,698	62,908	0.18
Acom Co Ltd	Financials	17,441	62,192	0.18
Park24 Co Ltd	Industrials	2,803	60,805	0.18
Skylark Holdings Co Ltd	Consumer Discretionary	3,635	60,212	0.17
Persol Holdings Co Ltd	Industrials	3,622	58,598	0.17
Sumitomo Dainippon Pharma Co Ltd	Health Care	2,362	58,367	0.17
Teijin Ltd	Materials	3,535	58,269	0.17
Yokohama Rubber Co Ltd/The	Consumer Discretionary	3,127	58,048	0.17
NOF Corp	Materials	1,644	55,941	0.16
H2O Retailing Corp	Consumer Discretionary	4,001	55,698	0.16
Topcon Corp	Information Technology	4,601	54,247	0.16
Sony Financial Holdings Inc	Financials	2,848	53,687	0.15
Nihon Kohden Corp	Health Care	1,795	53,326	0.15
Tadano Ltd	Industrials	5,583	52,974	0.15
Morinaga & Co Ltd/Japan	Consumer Staples	1,219	52,878	0.15
Toyo Seikan Group Holdings Ltd	Materials	2,577	52,739	0.15
Aica Kogyo Co Ltd	Industrials	1,510	50,297	0.14
Ezaki Glico Co Ltd	Consumer Staples	920	48,352	0.14
Kyowa Exeo Corp	Industrials	1,723	47,528	0.14
Zeon Corp	Materials	4,655	47,069	0.14

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSQUJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Seino Holdings Co Ltd	Industrials	3,454	$45,993	0.13%
Tokyo Ohka Kogyo Co Ltd	Materials	1,666	45,422	0.13
Keihan Holdings Co Ltd	Industrials	988	41,522	0.12
Meitec Corp	Industrials	908	41,239	0.12
Hakuhodo DY Holdings Inc	Communication Services	2,456	39,429	0.11
Amano Corp	Information Technology	1,645	38,711	0.11
Nippon Electric Glass Co Ltd	Information Technology	1,419	37,601	0.11
Maeda Corp	Industrials	3,222	31,939	0.09
Sanrio Co Ltd	Consumer Discretionary	1,313	31,316	0.09
Mitsui E&S Holdings Co Ltd	Industrials	3,279	30,902	0.09
Sumitomo Osaka Cement Co Ltd	Materials	765	30,116	0.09
Nishimatsu Construction Co Ltd	Industrials	1,343	29,732	0.09
Lintec Corp	Materials	1,329	28,728	0.08
Yoshinoya Holdings Co Ltd	Consumer Discretionary	1,719	27,740	0.08
Colowide Co Ltd	Consumer Discretionary	1,328	27,478	0.08
Kinden Corp	Industrials	1,647	27,263	0.08
Maeda Road Construction Co Ltd	Industrials	1,343	26,052	0.08
Toyota Boshoku Corp	Consumer Discretionary	1,693	25,595	0.07
Nankai Electric Railway Co Ltd	Industrials	880	24,280	0.07
Sotetsu Holdings Inc	Industrials	728	22,376	0.06
Daiichikosho Co Ltd	Communication Services	422	21,539	0.06
Izumi Co Ltd	Consumer Discretionary	451	21,028	0.06
Kagome Co Ltd	Consumer Staples	738	20,729	0.06
Wacoal Holdings Corp	Consumer Discretionary	829	20,601	0.06
Nihon Parkerizing Co Ltd	Materials	1,603	19,994	0.06
Aoyama Trading Co Ltd	Consumer Discretionary	755	17,156	0.05
Okumura Corp	Industrials	531	16,842	0.05
Iwatani Corp	Industrials	510	16,378	0.05
Sangetsu Corp	Consumer Discretionary	798	14,478	0.04
Japan Steel Works Ltd/The	Industrials	712	13,105	0.04
Nikkon Holdings Co Ltd	Industrials	527	12,449	0.04
Kokuyo Co Ltd	Industrials	669	9,809	0.03
TS Tech Co Ltd	Consumer Discretionary	328	9,420	0.03
Daishi Hokuetsu Financial Group Inc	Financials	305	8,592	0.02
Toagosei Co Ltd	Materials	659	6,964	0.02
Valor Holdings Co Ltd	Consumer Staples	191	4,632	0.01
Duskin Co Ltd	Industrials	132	3,134	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSVAJP) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Sumitomo Mitsui Financial Group Inc	Financials	40,988	$1,434,226	4.12%
Sony Corp	Consumer Discretionary	28,448	1,192,942	3.43
Honda Motor Co Ltd	Consumer Discretionary	43,822	1,184,859	3.41
Mitsubishi UFJ Financial Group Inc	Financials	227,190	1,128,044	3.24
Mitsubishi Corp	Industrials	33,078	917,949	2.64
Nippon Telegraph & Telephone Corp	Communication Services	20,081	852,585	2.45
Dai-ichi Life Holdings Inc	Financials	51,278	711,972	2.05
ITOCHU Corp	Industrials	36,083	652,306	1.88
Central Japan Railway Co	Industrials	2,767	642,341	1.85
ORIX Corp	Financials	41,639	597,500	1.72
Hitachi Ltd	Information Technology	18,131	586,789	1.69
KDDI Corp	Communication Services	27,043	582,256	1.67
Marubeni Corp	Industrials	76,158	525,962	1.51
Rakuten Inc	Consumer Discretionary	54,136	512,182	1.47
Asahi Group Holdings Ltd	Consumer Staples	11,440	509,149	1.46
Tokyo Electric Power Co Holdings Inc	Utilities	79,038	499,472	1.44
Kirin Holdings Co Ltd	Consumer Staples	20,696	493,720	1.42
Astellas Pharma Inc	Health Care	31,093	465,533	1.34
Mitsui & Co Ltd	Industrials	29,674	460,363	1.32
Sumitomo Corp	Industrials	31,025	428,806	1.23
Kyocera Corp	Information Technology	7,169	420,695	1.21
Suzuki Motor Corp	Consumer Discretionary	9,291	410,849	1.18
Isuzu Motors Ltd	Consumer Discretionary	29,284	384,385	1.11
Nikon Corp	Consumer Discretionary	26,574	374,496	1.08
Bridgestone Corp	Consumer Discretionary	9,624	370,657	1.07
Mitsubishi Chemical Holdings Corp	Materials	52,289	367,916	1.06
FUJIFILM Holdings Corp	Information Technology	7,914	359,671	1.03
Ajinomoto Co Inc	Consumer Staples	22,424	358,117	1.03
NTT Data Corp	Information Technology	30,747	338,920	0.97
Aeon Co Ltd	Consumer Staples	16,192	338,629	0.97
Tokyo Electron Ltd	Information Technology	2,276	328,816	0.95
DeNA Co Ltd	Communication Services	21,832	328,549	0.94
Mitsubishi Heavy Industries Ltd	Industrials	7,772	322,603	0.93
JFE Holdings Inc	Materials	18,884	320,243	0.92
Toyota Tsusho Corp	Industrials	9,684	315,165	0.91
Oji Holdings Corp	Materials	46,638	289,250	0.83
Mazda Motor Corp	Consumer Discretionary	25,305	282,928	0.81
Alps Alpine Co Ltd	Information Technology	13,337	278,125	0.80
Fuji Electric Co Ltd	Industrials	9,412	266,811	0.77
JXTG Holdings Inc	Energy	57,444	262,665	0.76
Kansai Electric Power Co Inc/The	Utilities	17,802	262,275	0.75
Shionogi & Co Ltd	Health Care	4,141	256,170	0.74
Ricoh Co Ltd	Information Technology	24,462	255,508	0.73
Taisei Corp	Industrials	5,210	241,743	0.70
Tosoh Corp	Materials	15,266	237,185	0.68
Showa Denko KK	Materials	6,703	235,407	0.68
Brother Industries Ltd	Information Technology	12,550	232,026	0.67
Mitsui Mining & Smelting Co Ltd	Materials	9,026	231,330	0.67
Sojitz Corp	Industrials	62,251	219,173	0.63
SUMCO Corp	Information Technology	19,334	214,855	0.62
Mitsubishi Gas Chemical Co Inc	Materials	14,656	208,917	0.60
Konica Minolta Inc	Information Technology	21,249	208,901	0.60
Matsumotokiyoshi Holdings Co Ltd	Consumer Staples	6,127	203,831	0.59
Yamato Holdings Co Ltd	Industrials	7,784	200,910	0.58
Ebara Corp	Industrials	7,104	200,095	0.58
Eisai Co Ltd	Health Care	3,536	198,325	0.57
Shinsei Bank Ltd	Financials	13,462	191,413	0.55
Credit Saison Co Ltd	Financials	14,016	184,988	0.53
Stanley Electric Co Ltd	Consumer Discretionary	6,865	184,381	0.53
Advantest Corp	Information Technology	7,901	183,528	0.53
Teijin Ltd	Materials	10,890	179,522	0.52
OKUMA Corp	Industrials	3,133	169,407	0.49
Nippon Electric Glass Co Ltd	Information Technology	6,382	169,103	0.49
Sumitomo Dainippon Pharma Co Ltd	Health Care	6,599	163,065	0.47
Persol Holdings Co Ltd	Industrials	10,035	162,350	0.47
Medipal Holdings Corp	Health Care	6,768	160,694	0.46
Obayashi Corp	Industrials	15,772	158,620	0.46
Taiheiyo Cement Corp	Materials	4,538	151,175	0.43
Yamada Denki Co Ltd	Consumer Discretionary	29,404	144,935	0.42
Sumitomo Metal Mining Co Ltd	Materials	4,840	142,867	0.41
Yokogawa Electric Corp	Information Technology	6,888	142,467	0.41
Kajima Corp	Industrials	9,584	141,372	0.41
Suzuken Co Ltd/Aichi Japan	Health Care	2,431	140,694	0.40
Tsuruha Holdings Inc	Consumer Staples	1,701	138,183	0.40
MINEBEA MITSUMI Inc	Industrials	9,176	137,764	0.40
Japan Post Insurance Co Ltd	Financials	6,305	136,313	0.39

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSVAJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Citizen Watch Co Ltd	Information Technology	24,170	$134,631	0.39%
Suntory Beverage & Food Ltd	Consumer Staples	2,832	132,933	0.38
Isetan Mitsukoshi Holdings Ltd	Consumer Discretionary	13,045	131,777	0.38
Dai Nippon Printing Co Ltd	Industrials	5,496	131,343	0.38
Hakuhodo DY Holdings Inc	Communication Services	8,173	131,183	0.38
K’s Holdings Corp	Consumer Discretionary	14,353	127,245	0.37
Ube Industries Ltd	Materials	6,047	124,186	0.36
Alfresa Holdings Corp	Health Care	4,358	123,940	0.36
Mitsubishi Tanabe Pharma Corp	Health Care	9,060	120,963	0.35
Santen Pharmaceutical Co Ltd	Health Care	7,634	113,649	0.33
DMG Mori Co Ltd	Industrials	9,020	111,483	0.32
Sankyu Inc	Industrials	2,249	109,617	0.32
Daicel Corp	Materials	10,013	108,651	0.31
THK Co Ltd	Industrials	4,399	108,567	0.31
Toppan Printing Co Ltd	Industrials	7,086	106,891	0.31
Takara Holdings Inc	Consumer Staples	8,938	105,618	0.30
Sundrug Co Ltd	Consumer Staples	3,771	103,839	0.30
JTEKT Corp	Industrials	8,435	103,717	0.30
Japan Steel Works Ltd/The	Industrials	5,621	103,475	0.30
Kamigumi Co Ltd	Industrials	4,367	101,086	0.29
Mitsui Chemicals Inc	Materials	4,174	100,642	0.29
Sumitomo Heavy Industries Ltd	Industrials	3,060	99,033	0.28
Iida Group Holdings Co Ltd	Consumer Discretionary	5,325	96,378	0.28
Hitachi Capital Corp	Financials	4,077	94,455	0.27
Tokyo Broadcasting System Holdings Inc	Communication Services	5,160	94,376	0.27
Mitsubishi UFJ Lease & Finance Co Ltd	Financials	18,275	93,050	0.27
Furukawa Electric Co Ltd	Industrials	3,654	92,058	0.26
Welcia Holdings Co Ltd	Consumer Staples	2,674	90,662	0.26
Hitachi High-Technologies Corp	Information Technology	2,200	90,076	0.26
Rohto Pharmaceutical Co Ltd	Health Care	3,485	89,418	0.26
TIS Inc	Information Technology	1,770	83,714	0.24
Cosmo Energy Holdings Co Ltd	Energy	4,133	82,973	0.24
Skylark Holdings Co Ltd	Consumer Discretionary	4,785	79,271	0.23
Glory Ltd	Industrials	3,283	78,726	0.23
Sapporo Holdings Ltd	Consumer Staples	3,596	78,456	0.23
Rinnai Corp	Consumer Discretionary	1,102	77,909	0.22
Nichirei Corp	Consumer Staples	3,143	77,401	0.22
GS Yuasa Corp	Industrials	3,840	75,257	0.22
Toyo Seikan Group Holdings Ltd	Materials	3,613	73,951	0.21
Kyowa Exeo Corp	Industrials	2,678	73,847	0.21
Taisho Pharmaceutical Holdings Co Ltd	Health Care	757	72,082	0.21
Seino Holdings Co Ltd	Industrials	5,236	69,727	0.20
Nippon Television Holdings Inc	Communication Services	4,622	69,271	0.20
Otsuka Corp	Information Technology	1,833	68,416	0.20
Mitsui E&S Holdings Co Ltd	Industrials	7,234	68,182	0.20
Kyudenko Corp	Industrials	2,113	66,203	0.19
Osaka Gas Co Ltd	Utilities	3,299	65,040	0.19
Coca-Cola Bottlers Japan Holdings Inc	Consumer Staples	2,543	64,533	0.19
Electric Power Development Co Ltd	Utilities	2,625	63,881	0.18
Yamato Kogyo Co Ltd	Materials	2,319	63,219	0.18
Sawai Pharmaceutical Co Ltd	Health Care	1,088	62,973	0.18
TS Tech Co Ltd	Consumer Discretionary	2,189	62,929	0.18
Mitsubishi Motors Corp	Consumer Discretionary	11,566	61,394	0.18
Tokuyama Corp	Materials	2,596	61,218	0.18
TV Asahi Holdings Corp	Communication Services	3,463	60,705	0.17
Nippon Light Metal Holdings Co Ltd	Materials	27,391	60,088	0.17
Kewpie Corp	Consumer Staples	2,412	57,812	0.17
Ain Holdings Inc	Consumer Staples	768	57,667	0.17
Aoyama Trading Co Ltd	Consumer Discretionary	2,519	57,222	0.16
Kaken Pharmaceutical Co Ltd	Health Care	1,241	56,360	0.16
Hokuhoku Financial Group Inc	Financials	5,305	55,219	0.16
Toho Holdings Co Ltd	Health Care	2,207	55,042	0.16
Maeda Corp	Industrials	5,515	54,668	0.16
Rengo Co Ltd	Materials	5,825	54,586	0.16
Nippon Suisan Kaisha Ltd	Consumer Staples	7,097	54,142	0.16
Megmilk Snow Brand Co Ltd	Consumer Staples	2,208	53,704	0.15
Yokohama Rubber Co Ltd/The	Consumer Discretionary	2,811	52,173	0.15
NH Foods Ltd	Consumer Staples	1,413	50,844	0.15
KYORIN Holdings Inc	Health Care	2,539	49,540	0.14
Shimachu Co Ltd	Consumer Discretionary	1,885	49,067	0.14
Sumitomo Mitsui Construction Co Ltd	Industrials	6,934	48,261	0.14
Izumi Co Ltd	Consumer Discretionary	1,034	48,183	0.14
NHK Spring Co Ltd	Consumer Discretionary	5,234	46,966	0.14
Maruha Nichiro Corp	Consumer Staples	1,312	46,892	0.13
ADEKA Corp	Materials	3,179	46,584	0.13
Tokai Rika Co Ltd	Consumer Discretionary	2,692	45,853	0.13
Nishi-Nippon Financial Holdings Inc	Financials	5,272	44,741	0.13
Lawson Inc	Consumer Staples	732	40,578	0.12

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBGSVAJP) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

SG Holdings Co Ltd	Industrials	1,389	$40,435	0.12%
Topcon Corp	Information Technology	3,354	39,547	0.11
Toyota Boshoku Corp	Consumer Discretionary	2,511	37,963	0.11
Iwatani Corp	Industrials	1,163	37,325	0.11
Zeon Corp	Materials	3,479	35,178	0.10
Sugi Holdings Co Ltd	Consumer Staples	770	33,875	0.10
Nagase & Co Ltd	Industrials	2,336	33,506	0.10
DIC Corp	Materials	1,068	31,195	0.09
Nishimatsu Construction Co Ltd	Industrials	1,384	30,646	0.09
Valor Holdings Co Ltd	Consumer Staples	1,254	30,370	0.09
Ito En Ltd	Consumer Staples	555	28,823	0.08
Kinden Corp	Industrials	1,735	28,725	0.08
Kokuyo Co Ltd	Industrials	1,809	26,518	0.08
Kissei Pharmaceutical Co Ltd	Health Care	993	25,982	0.07
Okumura Corp	Industrials	714	22,648	0.07
Amano Corp	Information Technology	940	22,115	0.06
Morinaga & Co Ltd/Japan	Consumer Staples	509	22,070	0.06
Lintec Corp	Materials	920	19,873	0.06
Tadano Ltd	Industrials	1,954	18,543	0.05
Duskin Co Ltd	Industrials	721	17,146	0.05
Maeda Road Construction Co Ltd	Industrials	826	16,030	0.05
Sumitomo Bakelite Co Ltd	Materials	394	14,097	0.04
Yamazaki Baking Co Ltd	Consumer Staples	840	13,616	0.04
Colowide Co Ltd	Consumer Discretionary	520	10,763	0.03
Wacoal Holdings Corp	Consumer Discretionary	398	9,896	0.03
Nikkon Holdings Co Ltd	Industrials	393	9,292	0.03
Daishi Hokuetsu Financial Group Inc	Financials	277	7,828	0.02
Sangetsu Corp	Consumer Discretionary	195	3,542	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBILBEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Sanofi	Health Care	4,470	$394,907	3.19%
Unilever NV	Consumer Staples	6,584	382,543	3.09
L’Oreal SA	Consumer Staples	1,086	292,156	2.36
Anheuser-Busch InBev SA/NV	Consumer Staples	3,168	265,725	2.14
Danone SA	Consumer Staples	3,399	261,957	2.11
Iberdrola SA	Utilities	29,202	256,436	2.07
Koninklijke Ahold Delhaize NV	Consumer Staples	8,990	239,321	1.93
Pernod Ricard SA	Consumer Staples	1,280	229,724	1.85
Vonovia SE	Real Estate	4,078	211,501	1.71
Kerry Group PLC	Consumer Staples	1,863	207,969	1.68
Air Liquide SA	Materials	1,615	205,387	1.66
Enel SpA	Utilities	30,874	197,611	1.59
adidas AG	Consumer Discretionary	804	195,529	1.58
Heineken NV	Consumer Staples	1,825	192,682	1.56
Deutsche Wohnen SE	Real Estate	3,853	186,888	1.51
Hermes International	Consumer Discretionary	277	182,759	1.47
Munich Re	Financials	761	180,189	1.45
Elisa OYJ	Communication Services	3,719	167,841	1.35
EssilorLuxottica SA	Consumer Discretionary	1,534	167,580	1.35
Terna Rete Elettrica Nazionale SpA	Utilities	26,271	166,494	1.34
Snam SpA	Energy	31,813	163,459	1.32
Proximus SADP	Communication Services	5,580	160,978	1.30
Enagas SA	Energy	5,495	159,942	1.29
Beiersdorf AG	Consumer Staples	1,536	159,873	1.29
Wolters Kluwer NV	Industrials	2,252	153,360	1.24
UCB SA	Health Care	1,773	152,349	1.23
Endesa SA	Utilities	5,947	151,748	1.22
Thales SA	Industrials	1,194	143,080	1.15
Gecina SA	Real Estate	952	140,782	1.14
Aeroports de Paris	Industrials	718	138,963	1.12
Dassault Systemes SE	Information Technology	933	138,905	1.12
Davide Campari-Milano SpA	Consumer Staples	13,943	136,896	1.10
Amadeus IT Group SA	Information Technology	1,695	135,820	1.10
Covivio	Real Estate	1,264	134,227	1.08
Orange SA	Communication Services	8,233	133,952	1.08
Koninklijke KPN NV	Communication Services	42,090	133,471	1.08
Symrise AG	Materials	1,472	132,644	1.07
LEG Immobilien AG	Real Estate	1,072	131,692	1.06
Orpea	Health Care	1,093	131,192	1.06
Recordati SpA	Health Care	3,330	129,686	1.05
Sodexo SA	Consumer Discretionary	1,174	129,321	1.04
Industria de Diseno Textil SA	Consumer Discretionary	4,396	129,240	1.04
Merck KGaA	Health Care	1,082	123,373	1.00
Colruyt SA	Consumer Staples	1,628	120,378	0.97
Puma SE	Consumer Discretionary	192	111,573	0.90
SES SA	Communication Services	7,162	111,419	0.90
Neste Oyj	Energy	1,041	110,994	0.90
Bureau Veritas SA	Industrials	4,643	108,884	0.88
Klepierre SA	Real Estate	2,921	102,194	0.82
Alstom SA	Industrials	2,300	99,662	0.80
Sampo Oyj	Financials	2,080	94,306	0.76
Teleperformance	Industrials	524	94,207	0.76
DiaSorin SpA	Health Care	917	92,271	0.74
ICADE	Real Estate	1,089	92,129	0.74
Hera SpA	Utilities	24,963	90,307	0.73
Publicis Groupe SA	Communication Services	1,641	87,909	0.71
TAG Immobilien AG	Real Estate	3,544	87,491	0.71
Inmobiliaria Colonial Socimi SA	Real Estate	8,353	85,905	0.69
Gerresheimer AG	Health Care	1,138	85,533	0.69
Fraport AG Frankfurt Airport Services Wo	Industrials	1,100	84,226	0.68
Kesko OYJ	Consumer Staples	1,330	80,963	0.65
Societe BIC SA	Industrials	896	79,856	0.64
Fresenius Medical Care AG & Co KGaA	Health Care	988	79,717	0.64
QIAGEN NV	Health Care	1,939	78,628	0.63
Lagardere SCA	Communication Services	3,033	77,999	0.63
Jeronimo Martins SGPS SA	Consumer Staples	5,212	76,906	0.62
Eutelsat Communications SA	Communication Services	4,052	70,914	0.57
Ageas	Financials	1,463	70,591	0.57
EDP – Energias de Portugal SA	Utilities	17,944	70,575	0.57
A2A SpA	Utilities	37,869	69,114	0.56
Hannover Rueck SE	Financials	478	68,614	0.55
Paddy Power Betfair PLC	Consumer Discretionary	887	68,465	0.55
Naturgy Energy Group SA	Utilities	2,401	67,165	0.54
SEB SA	Consumer Discretionary	399	67,152	0.54
Rubis SCA	Utilities	1,189	64,869	0.52
Veolia Environnement SA	Utilities	2,871	64,212	0.52

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBILBEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Getlink SE	Industrials	4,208	$63,813	0.52%
Carl Zeiss Meditec AG	Health Care	739	61,744	0.50
Kone OYJ	Industrials	1,221	61,602	0.50
Akzo Nobel NV	Materials	690	61,185	0.49
Ipsen SA	Health Care	440	60,314	0.49
Fortum OYJ	Utilities	2,903	59,375	0.48
Groupe Bruxelles Lambert SA	Financials	606	58,934	0.48
Telefonica Deutschland Holding AG	Communication Services	18,014	56,578	0.46
Software AG	Information Technology	1,671	56,528	0.46
Viscofan SA	Consumer Staples	890	55,670	0.45
Remy Cointreau SA	Consumer Staples	411	54,832	0.44
Ingenico Group SA	Information Technology	701	50,051	0.40
Alten SA	Information Technology	458	49,061	0.40
Glanbia PLC	Consumer Staples	2,460	48,133	0.39
BioMerieux	Health Care	577	47,755	0.39
Ferrovial SA	Industrials	1,995	46,735	0.38
Verbund AG	Utilities	918	44,059	0.36
Grifols SA	Health Care	1,497	41,924	0.34
Orion Oyj	Health Care	1,113	41,745	0.34
Sartorius Stedim Biotech	Health Care	325	41,120	0.33
SCOR SE	Financials	881	37,513	0.30
Dassault Aviation SA	Industrials	25	36,346	0.29
RTL Group SA	Communication Services	663	36,224	0.29
Eiffage SA	Industrials	376	36,167	0.29
Ryanair Holdings PLC	Industrials	2,661	34,835	0.28
Axel Springer SE	Communication Services	672	34,710	0.28
Ackermans & van Haaren NV	Financials	224	33,824	0.27
Suez	Utilities	2,549	33,776	0.27
Heineken Holding NV	Consumer Staples	332	33,242	0.27
Nokian Renkaat OYJ	Consumer Discretionary	972	32,540	0.26
Bechtle AG	Information Technology	350	32,393	0.26
HOCHTIEF AG	Industrials	213	30,772	0.25
GRENKE AG	Financials	316	30,769	0.25
Cofinimmo SA	Real Estate	223	29,598	0.24
Iliad SA	Communication Services	294	29,490	0.24
Moncler SpA	Consumer Discretionary	730	29,403	0.24
ANDRITZ AG	Industrials	617	26,470	0.21
HUGO BOSS AG	Consumer Discretionary	383	26,186	0.21
Deutsche Lufthansa AG	Industrials	1,116	24,492	0.20
Bankinter SA	Financials	3,077	23,442	0.19
Sofina SA	Financials	78	15,181	0.12
Huhtamaki OYJ	Materials	390	14,520	0.12
Koninklijke Vopak NV	Energy	251	12,023	0.10
JCDecaux SA	Communication Services	346	10,516	0.08

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBILBUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Diageo PLC	Consumer Staples	17,565	$716,167	8.45%
British American Tobacco PLC	Consumer Staples	15,819	656,481	7.75
Reckitt Benckiser Group PLC	Consumer Staples	5,742	476,166	5.62
Unilever PLC	Consumer Staples	6,343	362,196	4.27
Imperial Brands PLC	Consumer Staples	8,989	306,510	3.62
GlaxoSmithKline PLC	Health Care	14,209	294,798	3.48
National Grid PLC	Utilities	26,142	288,979	3.41
Compass Group PLC	Consumer Discretionary	12,207	286,196	3.38
Vodafone Group PLC	Communication Services	148,642	269,993	3.19
RELX PLC	Industrials	11,248	239,899	2.83
BT Group PLC	Communication Services	81,497	236,082	2.79
Smith & Nephew PLC	Health Care	10,544	208,658	2.46
Next PLC	Consumer Discretionary	2,460	178,359	2.10
GVC Holdings PLC	Consumer Discretionary	24,413	177,312	2.09
BAE Systems PLC	Industrials	26,397	165,448	1.95
SSE PLC	Utilities	9,824	151,511	1.79
Informa PLC	Communication Services	13,853	133,948	1.58
Whitbread PLC	Consumer Discretionary	1,847	121,864	1.44
Fresnillo PLC	Materials	10,534	119,188	1.41
Carnival PLC	Consumer Discretionary	2,237	109,446	1.29
Direct Line Insurance Group PLC	Financials	23,662	108,524	1.28
Royal Mail PLC	Industrials	35,019	108,427	1.28
easyJet PLC	Industrials	6,684	97,053	1.15
Sage Group PLC/The	Information Technology	9,705	88,422	1.04
Tritax Big Box REIT PLC	Real Estate	47,086	87,853	1.04
Kingfisher PLC	Consumer Discretionary	28,702	87,563	1.03
Hiscox Ltd	Financials	4,111	83,332	0.98
Severn Trent PLC	Utilities	3,073	78,900	0.93
WH Smith PLC	Consumer Discretionary	2,732	75,318	0.89
Land Securities Group PLC	Real Estate	6,155	73,043	0.86
United Utilities Group PLC	Utilities	6,734	71,254	0.84
Centrica PLC	Utilities	47,051	69,814	0.82
Paddy Power Betfair PLC	Consumer Discretionary	867	66,940	0.79
Playtech Plc	Consumer Discretionary	10,900	61,550	0.73
Rightmove PLC	Communication Services	9,242	61,243	0.72
Segro PLC	Real Estate	6,838	59,829	0.71
Centamin PLC	Materials	51,350	59,448	0.70
Marks & Spencer Group PLC	Consumer Discretionary	15,690	56,855	0.67
Merlin Entertainments PLC	Consumer Discretionary	12,218	54,497	0.64
IG Group Holdings PLC	Financials	7,712	52,103	0.61
Moneysupermarket.com Group PLC	Consumer Discretionary	10,678	51,626	0.61
Bunzl PLC	Industrials	1,535	50,500	0.60
Tate & Lyle PLC	Consumer Staples	5,118	48,264	0.57
Croda International PLC	Materials	735	48,116	0.57
Greene King PLC	Consumer Discretionary	5,387	46,575	0.55
Inmarsat PLC	Communication Services	6,021	43,421	0.51
Domino’s Pizza Group PLC	Consumer Discretionary	13,525	42,528	0.50
Admiral Group PLC	Financials	1,405	39,604	0.47
Polymetal International PLC	Materials	3,439	38,623	0.46
Pennon Group PLC	Utilities	3,941	38,080	0.45
JD Sports Fashion PLC	Consumer Discretionary	5,822	38,022	0.45
Rentokil Initial PLC	Industrials	8,200	37,643	0.44
Plus500 Ltd	Financials	3,327	32,508	0.38
Dairy Crest Group PLC	Consumer Staples	4,017	32,413	0.38
Primary Health Properties PLC	Real Estate	19,117	32,241	0.38
TalkTalk Telecom Group PLC	Communication Services	21,974	31,492	0.37
William Hill PLC	Consumer Discretionary	14,927	31,138	0.37
Shaftesbury PLC	Real Estate	2,526	28,887	0.34
Hammerson PLC	Real Estate	6,446	28,122	0.33
Dixons Carphone PLC	Consumer Discretionary	14,723	28,072	0.33
Greggs PLC	Consumer Discretionary	1,126	26,897	0.32
UDG Healthcare PLC	Health Care	3,504	25,768	0.30
Assura PLC	Real Estate	33,559	25,029	0.30
Dunelm Group PLC	Consumer Discretionary	2,171	24,529	0.29
Great Portland Estates PLC	Real Estate	2,447	23,730	0.28
UNITE Group PLC/The	Real Estate	1,990	23,721	0.28
LondonMetric Property PLC	Real Estate	9,113	23,646	0.28
Ultra Electronics Holdings PLC	Industrials	1,084	22,476	0.27
Superdry PLC	Consumer Discretionary	3,080	21,931	0.26
Dechra Pharmaceuticals PLC	Health Care	620	21,725	0.26
Lancashire Holdings Ltd	Financials	2,527	21,461	0.25
Safestore Holdings PLC	Real Estate	2,484	19,251	0.23
Coats Group PLC	Consumer Discretionary	18,042	18,541	0.22
Intu Properties PLC	Real Estate	13,255	18,360	0.22
NMC Health PLC	Health Care	607	18,027	0.21
Synthomer PLC	Materials	3,517	17,338	0.20

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBILBUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Greencore Group PLC	Consumer Staples	6,515	$17,100	0.20%
Big Yellow Group PLC	Real Estate	1,323	17,038	0.20
J D Wetherspoon PLC	Consumer Discretionary	990	16,857	0.20
Britvic PLC	Consumer Staples	1,345	16,649	0.20
Computacenter PLC	Information Technology	1,051	15,097	0.18
Stagecoach Group PLC	Industrials	7,305	14,579	0.17
Cobham PLC	Industrials	9,735	13,951	0.16
Grainger PLC	Real Estate	4,283	13,166	0.16
Go-Ahead Group PLC/The	Industrials	502	12,782	0.15
National Express Group PLC	Industrials	2,408	12,704	0.15
888 Holdings PLC	Consumer Discretionary	6,006	12,174	0.14
QinetiQ Group PLC	Industrials	3,103	12,142	0.14
UK Commercial Property REIT Ltd	Real Estate	10,546	11,757	0.14
Renewables Infrastructure Group Ltd/The	Utilities	7,632	11,682	0.14
HomeServe PLC	Industrials	868	11,557	0.14
Diploma PLC	Industrials	603	11,419	0.13
Savills PLC	Real Estate	925	10,870	0.13
Stobart Group Ltd	Industrials	4,686	9,254	0.11
Games Workshop Group PLC	Consumer Discretionary	220	8,973	0.11
Mediclinic International PLC	Health Care	2,243	8,881	0.10
Acacia Mining PLC	Materials	3,444	8,803	0.10
St Modwen Properties PLC	Real Estate	1,560	8,044	0.09
Halfords Group PLC	Consumer Discretionary	2,659	8,015	0.09
Rathbone Brothers PLC	Financials	246	7,101	0.08
Hikma Pharmaceuticals PLC	Health Care	261	6,073	0.07
Clarkson PLC	Industrials	192	5,915	0.07
Spirent Communications PLC	Information Technology	3,065	5,726	0.07
Cranswick PLC	Consumer Staples	159	5,631	0.07
Hill & Smith Holdings PLC	Materials	344	5,548	0.07
AG Barr PLC	Consumer Staples	456	4,781	0.06
CLS Holdings PLC	Real Estate	1,207	3,849	0.05
James Fisher & Sons PLC	Industrials	142	3,654	0.04
Telecom Plus PLC	Utilities	175	3,450	0.04
Millennium & Copthorne Hotels PLC	Consumer Discretionary	556	3,295	0.04
Firstgroup PLC	Industrials	2,685	3,172	0.04
Euromoney Institutional Investor PLC	Communication Services	156	2,544	0.03
Hilton Food Group PLC	Consumer Staples	158	1,950	0.02
PZ Cussons PLC	Consumer Staples	731	1,864	0.02
Rank Group PLC	Consumer Discretionary	901	1,843	0.02
Daejan Holdings PLC	Real Estate	24	1,827	0.02
Mitchells & Butlers PLC	Consumer Discretionary	140	492	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIMOEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

TOTAL SA	Energy	8,257	$458,839	3.96%
Sanofi	Health Care	4,510	398,484	3.44
LVMH Moet Hennessy Louis Vuitton SE	Consumer Discretionary	819	301,224	2.60
Iberdrola SA	Utilities	33,889	297,600	2.57
Safran SA	Industrials	2,113	289,790	2.50
L’Oreal SA	Consumer Staples	1,031	277,453	2.40
Unilever NV	Consumer Staples	4,507	261,895	2.26
Wolters Kluwer NV	Industrials	3,616	246,291	2.13
Koninklijke Ahold Delhaize NV	Consumer Staples	9,215	245,321	2.12
Eni SpA	Energy	12,779	225,902	1.95
Munich Re	Financials	934	221,220	1.91
Enel SpA	Utilities	34,158	218,628	1.89
Naturgy Energy Group SA	Utilities	7,790	217,904	1.88
Endesa SA	Utilities	8,175	208,590	1.80
Wirecard AG	Information Technology	1,638	205,352	1.77
Air Liquide SA	Materials	1,608	204,550	1.77
Deutsche Wohnen SE	Real Estate	4,205	203,979	1.76
Kering SA	Consumer Discretionary	352	201,695	1.74
Edenred	Industrials	4,430	201,652	1.74
Engie SA	Utilities	13,335	198,715	1.72
RWE AG	Utilities	7,179	192,525	1.66
Hannover Rueck SE	Financials	1,307	187,660	1.62
Enagas SA	Energy	6,426	187,054	1.62
Nokia OYJ	Information Technology	32,588	185,538	1.60
MTU Aero Engines AG	Industrials	819	185,433	1.60
ACS Actividades de Construccion y Servic	Industrials	4,091	179,762	1.55
Hermes International	Consumer Discretionary	270	177,937	1.54
Aroundtown SA	Real Estate	21,467	177,049	1.53
Amadeus IT Group SA	Information Technology	2,161	173,119	1.50
Teleperformance	Industrials	934	167,818	1.45
Terna Rete Elettrica Nazionale SpA	Utilities	26,261	166,429	1.44
Davide Campari-Milano SpA	Consumer Staples	16,214	159,200	1.37
Colruyt SA	Consumer Staples	2,153	159,176	1.37
Koninklijke Philips NV	Health Care	3,844	156,656	1.35
Puma SE	Consumer Discretionary	269	155,876	1.35
Electricite de France SA	Utilities	11,334	155,037	1.34
Ferrovial SA	Industrials	6,405	150,068	1.30
Elisa OYJ	Communication Services	3,307	149,259	1.29
Snam SpA	Energy	27,183	139,669	1.21
Vonovia SE	Real Estate	2,689	139,453	1.20
Repsol SA	Energy	8,131	139,224	1.20
Innogy SE	Utilities	2,979	137,800	1.19
Verbund AG	Utilities	2,789	133,865	1.16
SCOR SE	Financials	3,058	130,271	1.13
Poste Italiane SpA	Financials	12,406	120,719	1.04
NN Group NV	Financials	2,877	119,547	1.03
QIAGEN NV	Health Care	2,856	115,830	1.00
TAG Immobilien AG	Real Estate	4,636	114,447	0.99
UCB SA	Health Care	1,326	113,926	0.98
Nemetschek SE	Information Technology	656	111,807	0.97
Cellnex Telecom SA	Communication Services	3,651	107,186	0.93
Koninklijke Vopak NV	Energy	2,029	97,133	0.84
Carl Zeiss Meditec AG	Health Care	1,083	90,501	0.78
E.ON SE	Utilities	8,026	89,272	0.77
LEG Immobilien AG	Real Estate	726	89,145	0.77
IMCD NV	Industrials	1,152	87,704	0.76
Sartorius Stedim Biotech	Health Care	678	85,940	0.74
SES SA	Communication Services	5,302	82,484	0.71
Italgas SpA	Utilities	12,935	79,884	0.69
Assicurazioni Generali SpA	Financials	4,043	74,863	0.65
Dassault Systemes SE	Information Technology	468	69,774	0.60
Evotec SE	Health Care	2,617	69,553	0.60
Fortum OYJ	Utilities	3,366	68,852	0.59
Symrise AG	Materials	703	63,371	0.55
Neste Oyj	Energy	568	60,548	0.52
Valmet OYJ	Industrials	2,109	53,401	0.46
Suez	Utilities	3,960	52,482	0.45
Orion Oyj	Health Care	1,371	51,419	0.44
Thales SA	Industrials	418	50,030	0.43
Peugeot SA	Consumer Discretionary	2,015	49,146	0.42
DiaSorin SpA	Health Care	486	48,880	0.42
A2A SpA	Utilities	25,484	46,511	0.40
Kesko OYJ	Consumer Staples	696	42,370	0.37
Moncler SpA	Consumer Discretionary	1,038	41,832	0.36
ASR Nederland NV	Financials	973	40,522	0.35
Societe BIC SA	Industrials	446	39,783	0.34

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIMOEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Cofinimmo SA	Real Estate	259	$34,382	0.30%
MorphoSys AG	Health Care	359	32,715	0.28
Ubisoft Entertainment SA	Communication Services	321	28,596	0.25
EDP – Energias de Portugal SA	Utilities	6,798	26,735	0.23
Sofina SA	Financials	107	20,820	0.18
Eutelsat Communications SA	Communication Services	1,110	19,426	0.17
SBM Offshore NV	Energy	594	11,292	0.10
Glanbia PLC	Consumer Staples	236	4,622	0.04

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIMOUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

BP PLC	Energy	293,187	$2,127,538	11.74%
AstraZeneca PLC	Health Care	21,910	1,746,516	9.63
Diageo PLC	Consumer Staples	38,862	1,584,487	8.74
Experian PLC	Industrials	30,848	833,291	4.60
GlaxoSmithKline PLC	Health Care	38,097	790,410	4.36
BHP Group PLC	Materials	32,476	780,041	4.30
Smith & Nephew PLC	Health Care	37,291	737,933	4.07
Royal Dutch Shell PLC	Energy	22,364	701,302	3.87
RELX PLC	Industrials	30,054	640,983	3.54
Unilever PLC	Consumer Staples	9,772	558,008	3.08
National Grid PLC	Utilities	50,003	552,751	3.05
Micro Focus International PLC	Information Technology	18,669	484,282	2.67
Halma PLC	Information Technology	20,553	446,490	2.46
Ocado Group PLC	Consumer Discretionary	23,447	417,512	2.30
Rentokil Initial PLC	Industrials	79,808	366,350	2.02
Bunzl PLC	Industrials	10,102	332,336	1.83
Pearson PLC	Communication Services	29,579	321,368	1.77
Burberry Group PLC	Consumer Discretionary	10,813	274,594	1.51
Croda International PLC	Materials	3,970	259,902	1.43
Tesco PLC	Consumer Staples	80,436	242,572	1.34
Legal & General Group PLC	Financials	63,917	228,630	1.26
Petrofac Ltd	Energy	33,161	211,036	1.16
United Utilities Group PLC	Utilities	18,449	195,217	1.08
Wm Morrison Supermarkets PLC	Consumer Staples	62,999	186,263	1.03
Segro PLC	Real Estate	20,979	183,552	1.01
Auto Trader Group PLC	Communication Services	26,193	177,511	0.98
Evraz PLC	Materials	21,725	175,124	0.97
Centrica PLC	Utilities	100,868	149,668	0.83
Tate & Lyle PLC	Consumer Staples	15,279	144,086	0.79
AVEVA Group PLC	Information Technology	3,263	136,788	0.75
Plus500 Ltd	Financials	13,731	134,166	0.74
Hikma Pharmaceuticals PLC	Health Care	5,474	127,412	0.70
Severn Trent PLC	Utilities	4,717	121,101	0.67
Admiral Group PLC	Financials	4,214	118,805	0.66
Hiscox Ltd	Financials	5,595	113,404	0.63
Entertainment One Ltd	Communication Services	19,046	110,566	0.61
Spirax-Sarco Engineering PLC	Industrials	1,091	101,944	0.56
Drax Group PLC	Utilities	20,377	100,186	0.55
Pennon Group PLC	Utilities	8,828	85,295	0.47
Greggs PLC	Consumer Discretionary	3,428	81,909	0.45
Dechra Pharmaceuticals PLC	Health Care	2,225	77,997	0.43
UNITE Group PLC/The	Real Estate	6,500	77,492	0.43
HomeServe PLC	Industrials	5,612	74,740	0.41
Polymetal International PLC	Materials	6,389	71,760	0.40
Britvic PLC	Consumer Staples	5,298	65,571	0.36
SSP Group Plc	Consumer Discretionary	6,958	62,587	0.35
BCA Marketplace PLC	Consumer Discretionary	23,798	61,098	0.34
QinetiQ Group PLC	Industrials	14,874	58,211	0.32
Great Portland Estates PLC	Real Estate	5,754	55,812	0.31
Greencore Group PLC	Consumer Staples	21,020	55,170	0.30
EI Group PLC	Consumer Discretionary	18,820	52,084	0.29
Countryside Properties PLC	Consumer Discretionary	8,954	37,788	0.21
Renewables Infrastructure Group Ltd/The	Utilities	23,870	36,535	0.20
John Laing Group PLC	Industrials	6,700	33,082	0.18
Greene King PLC	Consumer Discretionary	3699.062	31980.2363	0.18
Softcat PLC	Information Technology	2637.876	28447.3808	0.16
Games Workshop Group PLC	Consumer Discretionary	680.4564	27805.4884	0.15
Go-Ahead Group PLC/The	Industrials	1074.457	27376.4121	0.15
Diploma PLC	Industrials	1328.913	25174.654	0.14
Mitchells & Butlers PLC	Consumer Discretionary	6120.978	21536.6595	0.12
AG Barr PLC	Consumer Staples	1410.394	14788.5412	0.08
Hill & Smith Holdings PLC	Materials	788.8823	12740.6851	0.07
Big Yellow Group PLC	Real Estate	941.5498	12129.6093	0.07
Spirent Communications PLC	Information Technology	6425.226	12004.8926	0.07
Telecom Plus PLC	Utilities	525.8584	10385.3877	0.06
James Fisher & Sons PLC	Industrials	50.19355	1288.67922	0.01
Hilton Food Group PLC	Consumer Staples	41.7965	515.906747	0.00

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIQUEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

TOTAL SA	Energy	9,157	$508,800	4.16%
Saipem SpA	Energy	93,698	495,726	4.06
Danone SA	Consumer Staples	6,259	482,430	3.95
ASML Holding NV	Information Technology	2,092	392,431	3.21
Amadeus IT Group SA	Information Technology	4,839	387,729	3.17
Linde PLC	Materials	2,096	366,929	3.00
Atos SE	Information Technology	3,471	334,933	2.74
L’Oreal SA	Consumer Staples	1,150	309,567	2.53
Unilever NV	Consumer Staples	5,297	307,789	2.52
HeidelbergCement AG	Materials	3,866	278,305	2.28
Arkema SA	Materials	2,881	274,340	2.25
Allianz SE	Financials	1,206	268,368	2.20
Peugeot SA	Consumer Discretionary	9,396	229,199	1.88
adidas AG	Consumer Discretionary	913	221,957	1.82
Enel SpA	Utilities	33,725	215,858	1.77
Telefonica SA	Communication Services	24,281	203,503	1.67
Bayer AG	Health Care	3,107	200,818	1.64
KBC Group NV	Financials	2,792	195,110	1.60
FinecoBank Banca Fineco SpA	Financials	14,640	192,617	1.58
Suez	Utilities	14,033	185,964	1.52
Beiersdorf AG	Consumer Staples	1,781	185,288	1.52
Schneider Electric SE	Industrials	2,224	174,500	1.43
Michelin	Consumer Discretionary	1,441	170,472	1.40
UCB SA	Health Care	1,943	166,962	1.37
Stora Enso OYJ	Materials	13,476	164,750	1.35
Koninklijke Philips NV	Health Care	4,040	164,637	1.35
Faurecia SA	Consumer Discretionary	3,909	164,385	1.35
Continental AG	Consumer Discretionary	1,090	164,121	1.34
ING Groep NV	Financials	12,757	154,373	1.26
Sampo Oyj	Financials	3,330	150,996	1.24
Hannover Rueck SE	Financials	1,016	145,923	1.19
Poste Italiane SpA	Financials	14,913	145,122	1.19
Orion Oyj	Health Care	3,847	144,270	1.18
Industria de Diseno Textil SA	Consumer Discretionary	4,745	139,501	1.14
Kering SA	Consumer Discretionary	242	138,797	1.14
Nemetschek SE	Information Technology	759	129,389	1.06
Wolters Kluwer NV	Industrials	1,802	122,727	1.00
Banco Bilbao Vizcaya Argentaria SA	Financials	21,248	121,429	0.99
Adyen NV	Information Technology	153	119,859	0.98
Pirelli & C SpA	Consumer Discretionary	17,778	114,467	0.94
Ipsen SA	Health Care	826	113,260	0.93
Cie de Saint-Gobain	Industrials	2,984	108,170	0.89
Ferrari NV	Consumer Discretionary	801	107,378	0.88
Erste Group Bank AG	Financials	2,722	100,074	0.82
Legrand SA	Industrials	1,485	99,397	0.81
ASR Nederland NV	Financials	2,302	95,818	0.78
Moncler SpA	Consumer Discretionary	2,292	92,375	0.76
Rheinmetall AG	Industrials	872	90,858	0.74
Deutsche Post AG	Industrials	2,731	88,860	0.73
Bankinter SA	Financials	11,625	88,572	0.72
Signify NV	Industrials	3,136	83,916	0.69
Telefonica Deutschland Holding AG	Communication Services	26,283	82,548	0.68
Valmet OYJ	Industrials	3,071	77,752	0.64
CRH PLC	Materials	2,491	77,280	0.63
Aroundtown SA	Real Estate	8,962	73,917	0.60
Italgas SpA	Utilities	11,945	73,774	0.60
ProSiebenSat.1 Media SE	Communication Services	4,986	71,164	0.58
Prysmian SpA	Industrials	3,600	68,119	0.56
Heineken Holding NV	Consumer Staples	673	67,420	0.55
Terna Rete Elettrica Nazionale SpA	Utilities	10,485	66,453	0.54
Euronext NV	Financials	1,043	66,132	0.54
Merlin Properties Socimi SA	Real Estate	5,020	65,705	0.54
Raiffeisen Bank International AG	Financials	2,788	62,595	0.51
Deutsche Lufthansa AG	Industrials	2,849	62,541	0.51
CNH Industrial NV	Industrials	6,127	62,318	0.51
E.ON SE	Utilities	5,577	62,024	0.51
Randstad NV	Industrials	1,264	61,667	0.50
Siemens Gamesa Renewable Energy SA	Industrials	3,489	55,571	0.45
Carl Zeiss Meditec AG	Health Care	654	54,620	0.45
RTL Group SA	Communication Services	941	51,447	0.42
JCDecaux SA	Communication Services	1,668	50,762	0.42
Air France-KLM	Industrials	4,375	49,216	0.40
KION Group AG	Industrials	939	49,066	0.40
Hella GmbH & Co KGaA	Consumer Discretionary	1,090	47,961	0.39
Axel Springer SE	Communication Services	919	47,498	0.39
Sodexo SA	Consumer Discretionary	430	47,404	0.39

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIMOUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Societe BIC SA	Industrials	501	$44,656	0.37%
GRENKE AG	Financials	451	43,860	0.36
Aalberts Industries NV	Industrials	1,231	42,587	0.35
Aeroports de Paris	Industrials	210	40,597	0.33
Wartsila OYJ Abp	Industrials	2,390	38,576	0.32
BioMerieux	Health Care	414	34,259	0.28
Inmobiliaria Colonial Socimi SA	Real Estate	3,128	32,171	0.26
Elisa OYJ	Communication Services	695	31,372	0.26
ABN AMRO Group NV	Financials	1,296	29,233	0.24
Rexel SA	Industrials	2,535	28,605	0.23
ANDRITZ AG	Industrials	652	27,976	0.23
Ryanair Holdings PLC	Industrials	1,855	24,278	0.20
Fraport AG Frankfurt Airport Services Wo	Industrials	315	24,086	0.20
Cofinimmo SA	Real Estate	160	21,217	0.17
Kingspan Group PLC	Industrials	450	20,851	0.17
HOCHTIEF AG	Industrials	143	20,731	0.17
Dassault Aviation SA	Industrials	14	20,024	0.16
Elis SA	Industrials	1,227	19,727	0.16
Metso OYJ	Industrials	317	10,905	0.09
Sofina SA	Financials	27	5,210	0.04

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIQUUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Royal Dutch Shell PLC	Energy	66,633	$2,089,521	12.79%
GlaxoSmithKline PLC	Health Care	63,185	1,310,916	8.03
Prudential PLC	Financials	45,002	898,983	5.50
Unilever PLC	Consumer Staples	15,077	860,940	5.27
BHP Group PLC	Materials	32,299	775,779	4.75
Imperial Brands PLC	Consumer Staples	22,504	767,378	4.70
Anglo American PLC	Materials	25,438	678,708	4.16
Vodafone Group PLC	Communication Services	320,373	581,926	3.56
CRH PLC	Materials	13,519	417,182	2.55
RELX PLC	Industrials	18,566	395,967	2.42
Compass Group PLC	Consumer Discretionary	16,665	390,720	2.39
International Consolidated Airlines Grou	Industrials	48,905	325,332	1.99
Coca-Cola HBC AG	Consumer Staples	9,513	323,221	1.98
Associated British Foods PLC	Consumer Staples	9,663	306,229	1.87
Hargreaves Lansdown PLC	Financials	12,151	294,213	1.80
Burberry Group PLC	Consumer Discretionary	11,208	284,630	1.74
St James’s Place PLC	Financials	20,273	270,781	1.66
Legal & General Group PLC	Financials	69,079	247,096	1.51
Berkeley Group Holdings PLC	Consumer Discretionary	5,122	245,524	1.50
Intertek Group PLC	Industrials	3,857	243,421	1.49
Rolls-Royce Holdings PLC	Industrials	20,371	239,058	1.46
Tesco PLC	Consumer Staples	77,119	232,568	1.42
3i Group PLC	Financials	15,972	204,374	1.25
Auto Trader Group PLC	Communication Services	27,726	187,900	1.15
Land Securities Group PLC	Real Estate	14,925	177,124	1.08
KAZ Minerals PLC	Materials	20,092	170,573	1.04
Pearson PLC	Communication Services	15,189	165,023	1.01
Sage Group PLC/The	Information Technology	17,169	156,421	0.96
Centrica PLC	Utilities	97,696	144,961	0.89
Smiths Group PLC	Industrials	7,425	138,446	0.85
Rightmove PLC	Communication Services	20,094	133,150	0.82
Schroders PLC	Financials	3,715	130,416	0.80
Intermediate Capital Group PLC	Financials	7,384	102,173	0.63
Inmarsat PLC	Communication Services	13,088	94,377	0.58
Direct Line Insurance Group PLC	Financials	20,319	93,193	0.57
Just Eat PLC	Consumer Discretionary	8,982	87,639	0.54
Jupiter Fund Management PLC	Financials	17,906	84,175	0.52
Man Group PLC	Financials	44,308	78,178	0.48
J Sainsbury PLC	Consumer Staples	23,699	72,579	0.44
Britvic PLC	Consumer Staples	5,712	70,694	0.43
Close Brothers Group PLC	Financials	3,714	70,203	0.43
Wizz Air Holdings Plc	Industrials	1,755	68,639	0.42
Polymetal International PLC	Materials	6,026	67,676	0.41
Meggitt PLC	Industrials	10,179	66,498	0.41
United Utilities Group PLC	Utilities	6,167	65,260	0.40
Hammerson PLC	Real Estate	14,874	64,896	0.40
William Hill PLC	Consumer Discretionary	30,722	64,087	0.39
Bovis Homes Group PLC	Consumer Discretionary	4,593	63,471	0.39
Ashmore Group PLC	Financials	10,929	60,664	0.37
IWG PLC	Industrials	18,360	59,449	0.36
Sophos Group PLC	Information Technology	14,992	58,592	0.36
Plus500 Ltd	Financials	5,541	54,136	0.33
IG Group Holdings PLC	Financials	7,865	53,137	0.33
Segro PLC	Real Estate	6,063	53,049	0.32
Domino’s Pizza Group PLC	Consumer Discretionary	15,371	48,330	0.30
Admiral Group PLC	Financials	1,567	44,189	0.27
Severn Trent PLC	Utilities	1,630	41,851	0.26
SSP Group Plc	Consumer Discretionary	4,588	41,273	0.25
Workspace Group PLC	Real Estate	3,245	41,154	0.25
Savills PLC	Real Estate	3,396	39,905	0.24
Grainger PLC	Real Estate	12,619	38,793	0.24
Cobham PLC	Industrials	26,960	38,636	0.24
Electrocomponents PLC	Information Technology	4,274	31,198	0.19
Investec PLC	Financials	5,291	30,406	0.19
Ibstock PLC	Materials	9,311	29,009	0.18
Brewin Dolphin Holdings PLC	Financials	7,014	28,452	0.17
Cranswick PLC	Consumer Staples	780	27,600	0.17
Aston Martin Lagonda Global Holdings PLC	Consumer Discretionary	1,939	25,439	0.16
Intu Properties PLC	Real Estate	17,871	24,752	0.15
Hochschild Mining PLC	Materials	8,771	23,545	0.14
NewRiver REIT PLC	Real Estate	7,056	21,865	0.13
Drax Group PLC	Utilities	4,361	21,439	0.13
Civitas Social Housing PLC	Real Estate	16,817	20,976	0.13
Sanne Group PLC	Financials	2,752	19,306	0.12
IntegraFin Holdings PLC	Financials	4,206	19,125	0.12
OneSavings Bank PLC	Financials	3,816	19,018	0.12

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIQUUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Dunelm Group PLC	Consumer Discretionary	1,672	$18,893	0.12%
Safestore Holdings PLC	Real Estate	2,287	17,722	0.11
SIG PLC	Industrials	9,394	17,331	0.11
Softcat PLC	Information Technology	1,589	17,136	0.10
Tritax Big Box REIT PLC	Real Estate	8,768	16,359	0.10
Greggs PLC	Consumer Discretionary	670	16,008	0.10
Primary Health Properties PLC	Real Estate	9,024	15,218	0.09
Playtech Plc	Consumer Discretionary	2,432	13,731	0.08
Big Yellow Group PLC	Real Estate	978	12,596	0.08
Pennon Group PLC	Utilities	1,239	11,967	0.07
PZ Cussons PLC	Consumer Staples	4,658	11,875	0.07
John Laing Group PLC	Industrials	2,311	11,409	0.07
LondonMetric Property PLC	Real Estate	4,350	11,286	0.07
Charter Court Financial Services Group P	Financials	2,594	11,190	0.07
Bank of Georgia Group PLC	Financials	457	9,824	0.06
UNITE Group PLC/The	Real Estate	817	9,745	0.06
Assura PLC	Real Estate	12,706	9,476	0.06
Shaftesbury PLC	Real Estate	814	9,302	0.06
Paragon Banking Group PLC	Financials	1,594	9,028	0.06
Equiniti Group PLC	Information Technology	3,181	8,597	0.05
Sabre Insurance Group PLC	Financials	2,284	8,486	0.05
Greencore Group PLC	Consumer Staples	3,064	8,042	0.05
Coats Group PLC	Consumer Discretionary	7,462	7,669	0.05
Rathbone Brothers PLC	Financials	198	5,713	0.03
Telecom Plus PLC	Utilities	281	5,541	0.03
Renewables Infrastructure Group Ltd/The	Utilities	2,951	4,517	0.03
Saga PLC	Financials	2,901	4,192	0.03
UK Commercial Property REIT Ltd	Real Estate	3,185	3,551	0.02
Hilton Food Group PLC	Consumer Staples	208	2,562	0.02
TBC Bank Group PLC	Financials	116	2,332	0.01
CLS Holdings PLC	Real Estate	559	1,783	0.01
Euromoney Institutional Investor PLC	Communication Services	101	1,643	0.01
Bakkavor Group PLC	Consumer Staples	1,007	1,630	0.01

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIVAEU) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Fresenius SE & Co KGaA	Health Care	11,628	$649,247	4.56%
TOTAL SA	Energy	10,178	565,554	3.97
Bayer AG	Health Care	6,970	450,497	3.16
ASML Holding NV	Information Technology	2,325	436,230	3.06
BNP Paribas SA	Financials	7,829	374,328	2.63
Societe Generale SA	Financials	12,439	359,758	2.53
Credit Agricole SA	Financials	25,673	310,260	2.18
Koninklijke Ahold Delhaize NV	Consumer Staples	11,437	304,486	2.14
Danone SA	Consumer Staples	3,691	284,483	2.00
Telecom Italia SpA/Milano	Communication Services	407,615	253,577	1.78
Fiat Chrysler Automobiles NV	Consumer Discretionary	16,416	244,474	1.72
AXA SA	Financials	9,661	243,166	1.71
UniCredit SpA	Financials	18,301	234,682	1.65
Unione di Banche Italiane SpA	Financials	88,634	234,516	1.65
Banco Santander SA	Financials	49,675	231,011	1.62
Peugeot SA	Consumer Discretionary	9,056	220,918	1.55
Eni SpA	Energy	12,430	219,739	1.54
NN Group NV	Financials	5,264	218,741	1.54
Banco Bilbao Vizcaya Argentaria SA	Financials	37,856	216,343	1.52
Publicis Groupe SA	Communication Services	3,955	211,820	1.49
Atos SE	Information Technology	2,175	209,855	1.47
Capgemini SE	Information Technology	1,681	203,858	1.43
Vinci SA	Industrials	2,073	201,674	1.42
Telefonica SA	Communication Services	23,940	200,644	1.41
Carrefour SA	Consumer Staples	9,922	185,368	1.30
Casino Guichard Perrachon SA	Consumer Staples	4,216	182,846	1.28
Air Liquide SA	Materials	1,406	178,838	1.26
adidas AG	Consumer Discretionary	731	177,703	1.25
Michelin	Consumer Discretionary	1,499	177,322	1.25
Ingenico Group SA	Information Technology	2,444	174,465	1.23
Valeo SA	Consumer Discretionary	5,998	173,966	1.22
Schneider Electric SE	Industrials	2,180	171,117	1.20
Continental AG	Consumer Discretionary	1,108	166,825	1.17
Repsol SA	Energy	8,907	152,518	1.07
Heineken NV	Consumer Staples	1,371	144,770	1.02
Pernod Ricard SA	Consumer Staples	806	144,685	1.02
Iberdrola SA	Utilities	16,475	144,673	1.02
Koninklijke Philips NV	Health Care	3,528	143,748	1.01
METRO AG	Consumer Staples	8,636	143,326	1.01
Covestro AG	Materials	2,604	143,210	1.01
Faurecia SA	Consumer Discretionary	3,386	142,399	1.00
RWE AG	Utilities	5,267	141,261	0.99
ArcelorMittal	Materials	6,868	139,170	0.98
Leonardo SpA	Industrials	11,310	131,482	0.92
Akzo Nobel NV	Materials	1,465	129,852	0.91
HeidelbergCement AG	Materials	1,738	125,157	0.88
Volkswagen AG	Consumer Discretionary	751	118,216	0.83
Eiffage SA	Industrials	1,159	111,421	0.78
CRH PLC	Materials	3,404	105,621	0.74
Paddy Power Betfair PLC	Consumer Discretionary	1,366	105,383	0.74
Assicurazioni Generali SpA	Financials	5,654	104,689	0.74
ACS Actividades de Construccion y Servic	Industrials	2,375	104,376	0.73
Engie SA	Utilities	6,936	103,360	0.73
EDP – Energias de Portugal SA	Utilities	25,497	100,280	0.70
Deutsche Lufthansa AG	Industrials	4,563	100,167	0.70
ProSiebenSat.1 Media SE	Communication Services	6,994	99,823	0.70
Siltronic AG	Information Technology	1,128	99,505	0.70
CNH Industrial NV	Industrials	9,674	98,389	0.69
Randstad NV	Industrials	2,014	98,217	0.69
STMicroelectronics NV	Information Technology	6,257	92,532	0.65
Sodexo SA	Consumer Discretionary	831	91,561	0.64
Renault SA	Consumer Discretionary	1,380	91,210	0.64
A2A SpA	Utilities	48,547	88,604	0.62
Signify NV	Industrials	3,195	85,509	0.60
Rexel SA	Industrials	7,070	79,763	0.56
UPM-Kymmene OYJ	Materials	2,717	79,256	0.56
Raiffeisen Bank International AG	Financials	3,406	76,476	0.54
Atlantia SpA	Industrials	2,946	76,339	0.54
Air France-KLM	Industrials	6,372	71,678	0.50
Bollore SA	Industrials	15,754	71,203	0.50
Imerys SA	Materials	1,387	69,171	0.49
Arkema SA	Materials	724	68,979	0.48
Pirelli & C SpA	Consumer Discretionary	10,619	68,371	0.48
Smurfit Kappa Group PLC	Materials	2,363	65,982	0.46
HOCHTIEF AG	Industrials	437	63,310	0.44
Software AG	Information Technology	1,862	63,006	0.44

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIVAEU) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Cie de Saint-Gobain	Industrials	1,655	$59,995	0.42%
Stora Enso OYJ	Materials	4,855	59,348	0.42
Ferrovial SA	Industrials	2,451	57,414	0.40
Siemens Gamesa Renewable Energy SA	Industrials	3,508	55,869	0.39
Sopra Steria Group	Information Technology	465	54,060	0.38
SBM Offshore NV	Energy	2,737	52,063	0.37
OMV AG	Energy	909	49,346	0.35
Legrand SA	Industrials	735	49,186	0.35
Wienerberger AG	Materials	2,261	48,030	0.34
ASR Nederland NV	Financials	1,110	46,203	0.32
Hella GmbH & Co KGaA	Consumer Discretionary	992	43,651	0.31
Saipem SpA	Energy	7,888	41,735	0.29
Heineken Holding NV	Consumer Staples	408	40,879	0.29
Valmet OYJ	Industrials	1,594	40,362	0.28
Hera SpA	Utilities	10,897	39,422	0.28
Eutelsat Communications SA	Communication Services	2,128	37,244	0.26
Solvay SA	Materials	328	35,464	0.25
Enagas SA	Energy	1,202	34,977	0.25
Electricite de France SA	Utilities	2,261	30,927	0.22
Alten SA	Information Technology	285	30,527	0.21
Colruyt SA	Consumer Staples	392	28,979	0.20
Italgas SpA	Utilities	4,652	28,729	0.20
Aalberts Industries NV	Industrials	808	27,949	0.20
Glanbia PLC	Consumer Staples	1,329	26,003	0.18
Dassault Aviation SA	Industrials	15	22,436	0.16
KION Group AG	Industrials	418	21,875	0.15
Fraport AG Frankfurt Airport Services Wo	Industrials	224.0643	17157.074	0.12
SEB SA	Consumer Discretionary	88.36321	14872.853	0.10

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIVAUK) of common stocks

Common Stocks	Sector	Shares	Value	Weight

British American Tobacco PLC	Consumer Staples	26,421	$1,096,448	9.78%
Vodafone Group PLC	Communication Services	533,519	969,083	8.64
Lloyds Banking Group PLC	Financials	954,052	770,301	6.87
Anglo American PLC	Materials	19,315	515,332	4.60
Tesco PLC	Consumer Staples	159,198	480,093	4.28
Royal Dutch Shell PLC	Energy	14,911	467,600	4.17
Standard Life Aberdeen PLC	Financials	126,260	433,008	3.86
BHP Group PLC	Materials	17,642	423,746	3.78
Barclays PLC	Financials	198,284	398,512	3.55
GlaxoSmithKline PLC	Health Care	17,224	357,351	3.19
Aviva PLC	Financials	57,834	309,894	2.76
Standard Chartered PLC	Financials	29,497	226,622	2.02
Tullow Oil PLC	Energy	72,135	225,500	2.01
J Sainsbury PLC	Consumer Staples	72,595	222,322	1.98
CRH PLC	Materials	7,194	221,995	1.98
National Grid PLC	Utilities	19,568	216,312	1.93
Legal & General Group PLC	Financials	58,871	210,582	1.88
Smurfit Kappa Group PLC	Materials	7,044	197,138	1.76
Compass Group PLC	Consumer Discretionary	7,964	186,733	1.67
Rolls-Royce Holdings PLC	Industrials	15,669	183,877	1.64
Wm Morrison Supermarkets PLC	Consumer Staples	55,539	164,206	1.46
ConvaTec Group PLC	Health Care	88,640	163,026	1.45
International Consolidated Airlines Grou	Industrials	22,369	148,808	1.33
Babcock International Group PLC	Industrials	19,132	122,677	1.09
DCC PLC	Industrials	1,233	106,331	0.95
Royal Mail PLC	Industrials	32,044	99,214	0.88
Barratt Developments PLC	Consumer Discretionary	11,925	92,842	0.83
Marks & Spencer Group PLC	Consumer Discretionary	24,314	88,106	0.79
Great Portland Estates PLC	Real Estate	8,686	84,244	0.75
BBA Aviation PLC	Industrials	25,547	82,651	0.74
3i Group PLC	Financials	5,853	74,886	0.67
Meggitt PLC	Industrials	10,655	69,605	0.62
Investec PLC	Financials	11,991	68,908	0.61
Ferrexpo PLC	Materials	20,424	65,707	0.59
Micro Focus International PLC	Information Technology	2,506	65,012	0.58
Berkeley Group Holdings PLC	Consumer Discretionary	1,338	64,145	0.57
Inchcape PLC	Consumer Discretionary	8,506	63,107	0.56
Playtech Plc	Consumer Discretionary	10,575	59,717	0.53
Centrica PLC	Utilities	39,698	58,904	0.53
Redrow PLC	Consumer Discretionary	7,396	57,751	0.51
Paddy Power Betfair PLC	Consumer Discretionary	736	56,872	0.51
Greencore Group PLC	Consumer Staples	20,955	54,998	0.49
Evraz PLC	Materials	6,635	53,485	0.48
Taylor Wimpey PLC	Consumer Discretionary	22,192	50,588	0.45
Rhi Magnesita NV	Materials	839	49,322	0.44
Bellway PLC	Consumer Discretionary	1,210	47,858	0.43
UDG Healthcare PLC	Health Care	6,396	47,036	0.42
Coca-Cola HBC AG	Consumer Staples	1,365	46,368	0.41
Indivior PLC	Health Care	36,390	45,419	0.40
Bunzl PLC	Industrials	1,379	45,380	0.40
Smiths Group PLC	Industrials	2,373	44,252	0.39
Mediclinic International PLC	Health Care	11,141	44,124	0.39
Hays PLC	Industrials	21,192	41,301	0.37
KAZ Minerals PLC	Materials	4,783	40,605	0.36
easyJet PLC	Industrials	2,782	40,399	0.36
Wizz Air Holdings Plc	Industrials	1,024	40,041	0.36
Vesuvius PLC	Industrials	5,099	39,323	0.35
Avast PLC	Information Technology	8,996	33,113	0.30
Saga PLC	Financials	20,413	29,493	0.26
Senior PLC	Industrials	10,356	29,359	0.26
Firstgroup PLC	Industrials	24,208	28,607	0.26
Bovis Homes Group PLC	Consumer Discretionary	2,041	28,206	0.25
Sports Direct International PLC	Consumer Discretionary	6,621	25,138	0.22
Ultra Electronics Holdings PLC	Industrials	1,118	23,190	0.21
Aggreko PLC	Industrials	2,266	23,174	0.21
Just Group PLC	Financials	28,614	22,754	0.20
Hikma Pharmaceuticals PLC	Health Care	872	20,287	0.18
Paragon Banking Group PLC	Financials	3,381	19,146	0.17
Sophos Group PLC	Information Technology	4,767	18,632	0.17
Electrocomponents PLC	Information Technology	2,335	17,041	0.15
Drax Group PLC	Utilities	3,049	14,993	0.13
Equiniti Group PLC	Information Technology	5,508	14,885	0.13
Plus500 Ltd	Financials	1,234	12,053	0.11
William Hill PLC	Consumer Discretionary	5,230	10,910	0.10
National Express Group PLC	Industrials	2,013	10,618	0.09
Countryside Properties PLC	Consumer Discretionary	2,288	9,657	0.09

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPBIVAUK) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

OneSavings Bank PLC	Financials	1,810	$9,022	0.08%
Bank of Georgia Group PLC	Financials	408	8,768	0.08
Man Group PLC	Financials	4,938	8,713	0.08
PZ Cussons PLC	Consumer Staples	3,392	8,648	0.08
Cobham PLC	Industrials	5,652	8,099	0.07
Hochschild Mining PLC	Materials	2,946	7,908	0.07
TI Fluid Systems PLC	Consumer Discretionary	2,908	6,914	0.06
Acacia Mining PLC	Materials	2,643	6,755	0.06
Greene King PLC	Consumer Discretionary	778	6,723	0.06
Charter Court Financial Services Group P	Financials	1,462	6,309	0.06
Computacenter PLC	Information Technology	416	5,973	0.05
EI Group PLC	Consumer Discretionary	2,016	5,580	0.05
Halfords Group PLC	Consumer Discretionary	1,712	5,161	0.05
Dunelm Group PLC	Consumer Discretionary	454	5,134	0.05
TBC Bank Group PLC	Financials	237	4,764	0.04
SIG PLC	Industrials	2,415	4,455	0.04
Mitchells & Butlers PLC	Consumer Discretionary	1,030	3,623	0.03
J D Wetherspoon PLC	Consumer Discretionary	160	2,728	0.02
ContourGlobal PLC	Utilities	1,120	2,513	0.02
QinetiQ Group PLC	Industrials	554	2,168	0.02
Telecom Plus PLC	Utilities	86	1,699	0.02
Renewables Infrastructure Group Ltd/The	Utilities	1,103	1,688	0.02
Rank Group PLC	Consumer Discretionary	154	315	0.00
Millennium & Copthorne Hotels PLC	Consumer Discretionary	49	290	0.00

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSLBUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Johnson & Johnson	Health Care	1,449	$202,590	1.96%
Walt Disney Co/The	Communication Services	1,593	176,890	1.71
Procter & Gamble Co/The	Consumer Staples	1,637	170,314	1.65
Berkshire Hathaway Inc	Financials	836	167,914	1.62
Verizon Communications Inc	Communication Services	2,800	165,589	1.60
AT&T Inc	Communication Services	4,569	143,283	1.38
Pfizer Inc	Health Care	3,241	137,626	1.33
Coca-Cola Co/The	Consumer Staples	2,845	133,321	1.29
PepsiCo Inc	Consumer Staples	1,048	128,444	1.24
Merck & Co Inc	Health Care	1,419	118,001	1.14
McDonald’s Corp	Consumer Discretionary	609	115,703	1.12
Walmart Inc	Consumer Staples	1,131	110,329	1.07
NextEra Energy Inc	Utilities	567	109,519	1.06
Comcast Corp	Communication Services	2,628	105,081	1.02
Philip Morris International Inc	Consumer Staples	1,167	103,141	1.00
Altria Group Inc	Consumer Staples	1,779	102,184	0.99
Duke Energy Corp	Utilities	1,110	99,863	0.96
Dominion Energy Inc	Utilities	1,283	98,330	0.95
Southern Co/The	Utilities	1,866	96,441	0.93
Eli Lilly & Co	Health Care	717	93,033	0.90
American Tower Corp	Real Estate	464	91,485	0.88
American Electric Power Co Inc	Utilities	1,070	89,590	0.87
Exelon Corp	Utilities	1,767	88,562	0.86
Consolidated Edison Inc	Utilities	1,034	87,700	0.85
Xcel Energy Inc	Utilities	1,521	85,521	0.83
WEC Energy Group Inc	Utilities	1,059	83,747	0.81
Public Storage	Real Estate	379	82,520	0.80
Public Service Enterprise Group Inc	Utilities	1,350	80,202	0.77
DTE Energy Co	Utilities	639	79,750	0.77
CMS Energy Corp	Utilities	1,418	78,739	0.76
Sempra Energy	Utilities	625	78,626	0.76
Medtronic PLC	Health Care	863	78,574	0.76
Ameren Corp	Utilities	1,064	78,288	0.76
AutoZone Inc	Consumer Discretionary	76	77,446	0.75
Entergy Corp	Utilities	801	76,561	0.74
Pinnacle West Capital Corp	Utilities	800	76,444	0.74
American Water Works Co Inc	Utilities	732	76,337	0.74
Simon Property Group Inc	Real Estate	418	76,214	0.74
Eversource Energy	Utilities	1,072	76,075	0.73
Crown Castle International Corp	Real Estate	592	75,732	0.73
Realty Income Corp	Real Estate	1,026	75,484	0.73
Welltower Inc	Real Estate	969	75,168	0.73
PPL Corp	Utilities	2,354	74,713	0.72
AvalonBay Communities Inc	Real Estate	371	74,491	0.72
Alliant Energy Corp	Utilities	1,571	74,029	0.72
FirstEnergy Corp	Utilities	1,762	73,335	0.71
Colgate-Palmolive Co	Consumer Staples	1,062	72,804	0.70
Newmont Mining Corp	Materials	2,010	71,910	0.69
Ventas Inc	Real Estate	1,126	71,832	0.69
Essex Property Trust Inc	Real Estate	245	70,805	0.68
CME Group Inc	Financials	426	70,109	0.68
NiSource Inc	Utilities	2,442	69,978	0.68
Costco Wholesale Corp	Consumer Staples	289	69,946	0.68
General Mills Inc	Consumer Staples	1,350	69,882	0.68
Kimberly-Clark Corp	Consumer Staples	558	69,186	0.67
Mid-America Apartment Communities Inc	Real Estate	632	69,088	0.67
Equity Residential	Real Estate	905	68,132	0.66
Waste Management Inc	Industrials	654	68,005	0.66
Hershey Co/The	Consumer Staples	591	67,894	0.66
Campbell Soup Co	Consumer Staples	1,774	67,641	0.65
Chubb Ltd	Financials	482	67,502	0.65
Edison International	Utilities	1,087	67,317	0.65
Extra Space Storage Inc	Real Estate	656	66,839	0.65
JM Smucker Co/The	Consumer Staples	563	65,532	0.63
UDR Inc	Real Estate	1,412	64,198	0.62
HCP Inc	Real Estate	2,051	64,197	0.62
Clorox Co/The	Consumer Staples	397	63,709	0.62
Bristol-Myers Squibb Co	Health Care	1,330	63,442	0.61
International Business Machines Corp	Information Technology	446	62,905	0.61
Hormel Foods Corp	Consumer Staples	1,391	62,245	0.60
Kellogg Co	Consumer Staples	1,084	62,214	0.60
Regency Centers Corp	Real Estate	920	62,063	0.60
Starbucks Corp	Consumer Discretionary	825	61,311	0.59
United Technologies Corp	Industrials	474	61,128	0.59
Republic Services Inc	Industrials	748	60,117	0.58
Cboe Global Markets Inc	Financials	624	59,565	0.58

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSLBUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

CenterPoint Energy Inc	Utilities	1,922	$59,009	0.57%
McCormick & Co Inc/MD	Consumer Staples	388	58,494	0.57
Church & Dwight Co Inc	Consumer Staples	820	58,432	0.56
Mondelez International Inc	Consumer Staples	1,164	58,111	0.56
Digital Realty Trust Inc	Real Estate	484	57,570	0.56
Intercontinental Exchange Inc	Financials	756	57,548	0.56
Tyson Foods Inc	Consumer Staples	822	57,101	0.55
Federal Realty Investment Trust	Real Estate	412	56,845	0.55
Sysco Corp	Consumer Staples	839	56,009	0.54
Equinix Inc	Real Estate	123	55,874	0.54
Constellation Brands Inc	Consumer Staples	314	55,020	0.53
Darden Restaurants Inc	Consumer Discretionary	452	54,896	0.53
Apartment Investment & Management Co	Real Estate	1,083	54,482	0.53
Dollar General Corp	Consumer Discretionary	456	54,453	0.53
Alexandria Real Estate Equities Inc	Real Estate	380	54,232	0.52
NIKE Inc	Consumer Discretionary	641	53,973	0.52
TJX Cos Inc/The	Consumer Discretionary	1,003	53,381	0.52
Duke Realty Corp	Real Estate	1,732	52,961	0.51
Allstate Corp/The	Financials	561	52,817	0.51
Linde PLC	Materials	298	52,406	0.51
Prologis Inc	Real Estate	705	50,735	0.49
Everest Re Group Ltd	Financials	232	50,162	0.48
Dollar Tree Inc	Consumer Discretionary	477	50,112	0.48
SBA Communications Corp	Real Estate	242	48,376	0.47
Travelers Cos Inc/The	Financials	351	48,166	0.47
Kimco Realty Corp	Real Estate	2,547	47,125	0.46
O’Reilly Automotive Inc	Consumer Discretionary	121	46,983	0.45
Brown-Forman Corp	Consumer Staples	876	46,215	0.45
Kroger Co/The	Consumer Staples	1,845	45,391	0.44
Ulta Beauty Inc	Consumer Discretionary	126	44,081	0.43
Marsh & McLennan Cos Inc	Financials	464	43,537	0.42
DENTSPLY SIRONA Inc	Health Care	876	43,432	0.42
Danaher Corp	Health Care	327	43,148	0.42
Baxter International Inc	Health Care	530	43,091	0.42
Macerich Co/The	Real Estate	990	42,908	0.41
Advance Auto Parts Inc	Consumer Discretionary	247	42,121	0.41
Anthem Inc	Health Care	147	42,082	0.41
Aflac Inc	Financials	836	41,778	0.40
Cincinnati Financial Corp	Financials	481	41,290	0.40
Cabot Oil & Gas Corp	Energy	1,578	41,195	0.40
Vornado Realty Trust	Real Estate	602	40,590	0.39
US Bancorp	Financials	831	40,062	0.39
International Flavors & Fragrances Inc	Materials	307	39,512	0.38
Omnicom Group Inc	Communication Services	539	39,376	0.38
Iron Mountain Inc	Real Estate	1,102	39,076	0.38
Boston Properties Inc	Real Estate	289	38,741	0.37
Progressive Corp/The	Financials	535	38,544	0.37
Conagra Brands Inc	Consumer Staples	1,378	38,229	0.37
Genuine Parts Co	Consumer Discretionary	336	37,692	0.36
CH Robinson Worldwide Inc	Industrials	418	36,386	0.35
Estee Lauder Cos Inc/The	Consumer Staples	215	35,634	0.34
Hasbro Inc	Consumer Discretionary	417	35,451	0.34
Becton Dickinson and Co	Health Care	141	35,294	0.34
Target Corp	Consumer Discretionary	432	34,712	0.34
Quest Diagnostics Inc	Health Care	380	34,207	0.33
Nasdaq Inc	Financials	380	33,256	0.32
Yum! Brands Inc	Consumer Discretionary	329	32,831	0.32
Arthur J Gallagher & Co	Financials	419	32,691	0.32
Jack Henry & Associates Inc	Information Technology	233	32,337	0.31
Laboratory Corp of America Holdings	Health Care	211	32,316	0.31
H&R Block Inc	Consumer Discretionary	1,341	32,096	0.31
Aon PLC	Financials	186	31,682	0.31
Foot Locker Inc	Consumer Discretionary	520	31,496	0.30
CVS Health Corp	Health Care	567	30,558	0.30
Henry Schein Inc	Health Care	506	30,435	0.29
Archer-Daniels-Midland Co	Consumer Staples	641	27,657	0.27
Kohl’s Corp	Consumer Discretionary	395	27,194	0.26
Fiserv Inc	Information Technology	305	26,907	0.26
People’s United Financial Inc	Financials	1,572	25,848	0.25
Gap Inc/The	Consumer Discretionary	976	25,541	0.25
Hartford Financial Services Group Inc/Th	Financials	491	24,422	0.24
BB&T Corp	Financials	519	24,170	0.23
Willis Towers Watson PLC	Financials	137	24,050	0.23
Sealed Air Corp	Materials	521	23,976	0.23
Ecolab Inc	Materials	135	23,818	0.23
Cooper Cos Inc/The	Health Care	77	22,872	0.22
WW Grainger Inc	Industrials	75	22,576	0.22
JB Hunt Transport Services Inc	Industrials	222	22,533	0.22

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSLBUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

WellCare Health Plans Inc	Health Care	83	$22,399	0.22%
Macy’s Inc	Consumer Discretionary	931	22,362	0.22
Fidelity National Information Services I	Information Technology	190	21,467	0.21
Assurant Inc	Financials	221	20,952	0.20
M&T Bank Corp	Financials	133	20,949	0.20
Verisk Analytics Inc	Industrials	156	20,755	0.20
Loews Corp	Financials	430	20,590	0.20
Nordstrom Inc	Consumer Discretionary	453	20,101	0.19
AES Corp/VA	Utilities	1,075	19,433	0.19
Air Products & Chemicals Inc	Materials	101	19,261	0.19
Motorola Solutions Inc	Information Technology	134	18,762	0.18
Capri Holdings Ltd	Consumer Discretionary	408	18,664	0.18
Broadridge Financial Solutions Inc	Information Technology	180	18,622	0.18
Chipotle Mexican Grill Inc	Consumer Discretionary	24	17,288	0.17
Universal Health Services Inc	Health Care	124	16,588	0.16
Ross Stores Inc	Consumer Discretionary	177	16,440	0.16
PulteGroup Inc	Consumer Discretionary	562	15,708	0.15
HCA Healthcare Inc	Health Care	118	15,371	0.15
Fox Corp	Communication Services	417	15,296	0.15
Zimmer Biomet Holdings Inc	Health Care	118	15,131	0.15
Ball Corp	Materials	252	14,558	0.14
Western Union Co/The	Information Technology	748	13,821	0.13
Paychex Inc	Information Technology	162	13,030	0.13
Fox Corp	Communication Services	335	12,003	0.12
Expeditors International of Washington I	Industrials	157	11,928	0.12
Copart Inc	Industrials	180	10,930	0.11
Torchmark Corp	Financials	131	10,745	0.10
Teleflex Inc	Health Care	32	9,594	0.09
Molson Coors Brewing Co	Consumer Staples	131	7,791	0.08
FLIR Systems Inc	Information Technology	147	6,986	0.07
Alaska Air Group Inc	Industrials	88	4,913	0.05
Leggett & Platt Inc	Consumer Discretionary	115	4,876	0.05

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSMOUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Microsoft Corp	Information Technology	8,138	$959,800	4.43%
Amazon.com Inc	Consumer Discretionary	416	740,723	3.42
Walt Disney Co/The	Communication Services	4,446	493,641	2.28
Pfizer Inc	Health Care	9,691	411,584	1.90
Merck & Co Inc	Health Care	4,908	408,175	1.89
Visa Inc	Information Technology	2,420	378,058	1.75
Verizon Communications Inc	Communication Services	5,868	346,955	1.60
Johnson & Johnson	Health Care	2,399	335,301	1.55
Eli Lilly & Co	Health Care	2,539	329,424	1.52
Abbott Laboratories	Health Care	4,033	322,436	1.49
Mastercard Inc	Information Technology	1,309	308,149	1.42
UnitedHealth Group Inc	Health Care	1,214	300,149	1.39
salesforce.com Inc	Information Technology	1,829	289,689	1.34
Intuit Inc	Information Technology	1,060	277,210	1.28
Costco Wholesale Corp	Consumer Staples	1,071	259,300	1.20
McCormick & Co Inc/MD	Consumer Staples	1,626	244,909	1.13
Automatic Data Processing Inc	Information Technology	1,523	243,268	1.12
Intel Corp	Information Technology	4,453	239,136	1.10
Boston Scientific Corp	Health Care	6,149	235,988	1.09
Thermo Fisher Scientific Inc	Health Care	860	235,361	1.09
Keysight Technologies Inc	Information Technology	2,672	232,976	1.08
Realty Income Corp	Real Estate	3,158	232,331	1.07
Netflix Inc	Communication Services	649	231,580	1.07
Exelon Corp	Utilities	4,540	227,597	1.05
Chipotle Mexican Grill Inc	Consumer Discretionary	317	225,262	1.04
AES Corp/VA	Utilities	12,394	224,087	1.04
Ball Corp	Materials	3,786	219,045	1.01
NRG Energy Inc	Utilities	5,075	215,592	1.00
Church & Dwight Co Inc	Consumer Staples	3,011	214,442	0.99
Adobe Inc	Information Technology	800	213,142	0.98
Ecolab Inc	Materials	1,205	212,645	0.98
Fortinet Inc	Information Technology	2,513	211,005	0.97
Yum! Brands Inc	Consumer Discretionary	2,061	205,754	0.95
Ulta Beauty Inc	Consumer Discretionary	587	204,827	0.95
Coca-Cola Co/The	Consumer Staples	4,344	203,576	0.94
Illumina Inc	Health Care	653	203,019	0.94
Intuitive Surgical Inc	Health Care	355	202,839	0.94
Verisk Analytics Inc	Industrials	1,510	200,882	0.93
HCP Inc	Real Estate	6,384	199,816	0.92
ResMed Inc	Health Care	1,893	196,771	0.91
Welltower Inc	Real Estate	2,436	188,996	0.87
HCA Healthcare Inc	Health Care	1,447	188,660	0.87
Republic Services Inc	Industrials	2,335	187,655	0.87
Starbucks Corp	Consumer Discretionary	2,510	186,605	0.86
CSX Corp	Industrials	2,479	185,485	0.86
Equity Residential	Real Estate	2,381	179,312	0.83
American Tower Corp	Real Estate	906	178,525	0.82
VeriSign Inc	Information Technology	969	175,991	0.81
AutoZone Inc	Consumer Discretionary	172	175,950	0.81
Hormel Foods Corp	Consumer Staples	3,905	174,771	0.81
Cooper Cos Inc/The	Health Care	588	174,079	0.80
TJX Cos Inc/The	Consumer Discretionary	3,269	173,960	0.80
Rollins Inc	Industrials	4,154	172,897	0.80
Citrix Systems Inc	Information Technology	1,735	172,863	0.80
Advanced Micro Devices Inc	Information Technology	6,723	171,575	0.79
Xilinx Inc	Information Technology	1,351	171,279	0.79
IQVIA Holdings Inc	Health Care	1,189	171,020	0.79
UDR Inc	Real Estate	3,722	169,182	0.78
Ameren Corp	Utilities	2,282	167,830	0.78
PayPal Holdings Inc	Information Technology	1,609	167,101	0.77
Union Pacific Corp	Industrials	987	165,069	0.76
O’Reilly Automotive Inc	Consumer Discretionary	422	163,704	0.76
NiSource Inc	Utilities	5,575	159,783	0.74
Amgen Inc	Health Care	824	156,583	0.72
NextEra Energy Inc	Utilities	809	156,474	0.72
Apartment Investment & Management Co	Real Estate	3,069	154,358	0.71
CMS Energy Corp	Utilities	2,615	145,216	0.67
Edwards Lifesciences Corp	Health Care	753	144,053	0.67
Copart Inc	Industrials	2,372	143,727	0.66
Advance Auto Parts Inc	Consumer Discretionary	836	142,508	0.66
TransDigm Group Inc	Industrials	305	138,295	0.64
Ross Stores Inc	Consumer Discretionary	1,472	137,084	0.63
ConocoPhillips	Energy	2,054	137,081	0.63
WellCare Health Plans Inc	Health Care	508	137,065	0.63
FirstEnergy Corp	Utilities	3,259	135,611	0.63
Lamb Weston Holdings Inc	Consumer Staples	1,809	135,532	0.63

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSMOUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

WEC Energy Group Inc	Utilities	1,677	$132,583	0.61%
Tractor Supply Co	Consumer Discretionary	1,353	132,307	0.61
Sysco Corp	Consumer Staples	1,941	129,605	0.60
American Water Works Co Inc	Utilities	1,237	128,952	0.60
Duke Energy Corp	Utilities	1,422	128,016	0.59
Progressive Corp/The	Financials	1,732	124,862	0.58
Fidelity National Information Services I	Information Technology	1,055	119,370	0.55
Broadcom Inc	Information Technology	392	117,999	0.55
AvalonBay Communities Inc	Real Estate	572	114,760	0.53
Atmos Energy Corp	Utilities	1,109	114,109	0.53
Dollar General Corp	Consumer Discretionary	920	109,721	0.51
Eversource Energy	Utilities	1,489	105,668	0.49
Xcel Energy Inc	Utilities	1,864	104,776	0.48
American Electric Power Co Inc	Utilities	1,247	104,440	0.48
Waste Management Inc	Industrials	980	101,806	0.47
ABIOMED Inc	Health Care	353	100,931	0.47
Regeneron Pharmaceuticals Inc	Health Care	243	99,656	0.46
Norfolk Southern Corp	Industrials	514	96,132	0.44
Mid-America Apartment Communities Inc	Real Estate	868	94,943	0.44
Fiserv Inc	Information Technology	1,064	93,929	0.43
Centene Corp	Health Care	1,744	92,613	0.43
Danaher Corp	Health Care	681	89,874	0.42
Ventas Inc	Real Estate	1,348	85,987	0.40
Entergy Corp	Utilities	891	85,180	0.39
Henry Schein Inc	Health Care	1,365	82,066	0.38
Clorox Co/The	Consumer Staples	492	78,990	0.36
NetApp Inc	Information Technology	1,123	77,897	0.36
Simon Property Group Inc	Real Estate	425	77,388	0.36
CME Group Inc	Financials	447	73,641	0.34
Hologic Inc	Health Care	1,414	68,451	0.32
Cintas Corp	Industrials	328	66,329	0.31
Aon PLC	Financials	383	65,310	0.30
Dollar Tree Inc	Consumer Discretionary	601	63,097	0.29
Motorola Solutions Inc	Information Technology	434	60,986	0.28
Extra Space Storage Inc	Real Estate	578	58,858	0.27
Fox Corp	Communication Services	1,551	56,947	0.26
United Continental Holdings Inc	Industrials	711	56,740	0.26
Duke Realty Corp	Real Estate	1,769	54,087	0.25
Fox Corp	Communication Services	1,412	50,664	0.23
Hess Corp	Energy	833	50,157	0.23
Zoetis Inc	Health Care	446	44,939	0.21
Arthur J Gallagher & Co	Financials	564	44,081	0.20
Federal Realty Investment Trust	Real Estate	314	43,228	0.20
F5 Networks Inc	Information Technology	269	42,144	0.19
Essex Property Trust Inc	Real Estate	145	41,913	0.19
Juniper Networks Inc	Information Technology	1,428	37,794	0.17
CenterPoint Energy Inc	Utilities	1,120	34,399	0.16
MSCI Inc	Financials	170	33,789	0.16
Digital Realty Trust Inc	Real Estate	268	31,858	0.15
IHS Markit Ltd	Industrials	560	30,455	0.14
Mosaic Co/The	Materials	1,113	30,401	0.14
WW Grainger Inc	Industrials	66	19,827	0.09
Kimco Realty Corp	Real Estate	1,006	18,619	0.09
Iron Mountain Inc	Real Estate	347	12,303	0.06
Robert Half International Inc	Industrials	180	11,738	0.05

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSQUUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Apple Inc	Information Technology	6,139	$1,166,147	3.65%
Amazon.com Inc	Consumer Discretionary	553	984,538	3.08
Johnson & Johnson	Health Care	6,307	881,647	2.76
Verizon Communications Inc	Communication Services	9,126	539,644	1.69
Mastercard Inc	Information Technology	2,245	528,657	1.65
JPMorgan Chase & Co	Financials	5,119	518,217	1.62
Alphabet Inc	Communication Services	430	504,420	1.58
Edwards Lifesciences Corp	Health Care	2,628	502,869	1.57
Alphabet Inc	Communication Services	418	491,966	1.54
ResMed Inc	Health Care	4,676	486,147	1.52
Cisco Systems Inc	Information Technology	8,576	463,020	1.45
Cooper Cos Inc/The	Health Care	1,432	424,145	1.33
Sysco Corp	Consumer Staples	6,090	406,555	1.27
Zoetis Inc	Health Care	3,939	396,537	1.24
Walmart Inc	Consumer Staples	4,018	391,889	1.23
Adobe Inc	Information Technology	1,456	387,894	1.21
Merck & Co Inc	Health Care	4,523	376,164	1.18
Intuit Inc	Information Technology	1,433	374,529	1.17
QUALCOMM Inc	Information Technology	6,317	360,238	1.13
Honeywell International Inc	Industrials	2,187	347,625	1.09
PepsiCo Inc	Consumer Staples	2,807	343,953	1.08
Kellogg Co	Consumer Staples	5,893	338,122	1.06
Chevron Corp	Energy	2,640	325,217	1.02
Zimmer Biomet Holdings Inc	Health Care	2,524	322,326	1.01
Electronic Arts Inc	Communication Services	3,155	320,662	1.00
Eli Lilly & Co	Health Care	2,455	318,553	1.00
Boston Scientific Corp	Health Care	7,996	306,895	0.96
TripAdvisor Inc	Communication Services	5,879	302,486	0.95
Hormel Foods Corp	Consumer Staples	6,449	288,643	0.90
Progressive Corp/The	Financials	3,906	281,593	0.88
Marsh & McLennan Cos Inc	Financials	2,959	277,851	0.87
McDonald’s Corp	Consumer Discretionary	1,456	276,531	0.87
S&P Global Inc	Financials	1,313	276,429	0.86
3M Co	Industrials	1,326	275,458	0.86
Aon PLC	Financials	1,575	268,815	0.84
VeriSign Inc	Information Technology	1,474	267,681	0.84
American Express Co	Financials	2,413	263,742	0.83
Moody’s Corp	Financials	1,361	246,477	0.77
Starbucks Corp	Consumer Discretionary	3,268	242,931	0.76
MSCI Inc	Financials	1,213	241,270	0.75
Masco Corp	Industrials	6,117	240,460	0.75
Danaher Corp	Health Care	1,800	237,603	0.74
HCA Healthcare Inc	Health Care	1,816	236,732	0.74
Discovery Inc	Communication Services	8,560	231,302	0.72
PayPal Holdings Inc	Information Technology	2,194	227,856	0.71
United Parcel Service Inc	Industrials	2,000	223,515	0.70
International Business Machines Corp	Information Technology	1,575	222,290	0.70
SBA Communications Corp	Real Estate	1,109	221,337	0.69
Motorola Solutions Inc	Information Technology	1,569	220,252	0.69
Southwest Airlines Co	Industrials	4,230	219,562	0.69
Citrix Systems Inc	Information Technology	2,189	218,154	0.68
Jack Henry & Associates Inc	Information Technology	1,569	217,747	0.68
Aptiv PLC	Consumer Discretionary	2,681	213,101	0.67
Pioneer Natural Resources Co	Energy	1,388	211,410	0.66
Linde PLC	Materials	1,192	209,729	0.66
Equinix Inc	Real Estate	461	208,714	0.65
Altria Group Inc	Consumer Staples	3,607	207,168	0.65
Harley-Davidson Inc	Consumer Discretionary	5,604	199,845	0.63
Chipotle Mexican Grill Inc	Consumer Discretionary	281	199,802	0.63
Allegion PLC	Industrials	2,201	199,613	0.62
Marathon Petroleum Corp	Energy	3,320	198,688	0.62
US Bancorp	Financials	4,121	198,595	0.62
Discovery Inc	Communication Services	7,797	198,198	0.62
AO Smith Corp	Industrials	3,636	193,894	0.61
Ameriprise Financial Inc	Financials	1,487	190,547	0.60
HP Inc	Information Technology	9,768	189,801	0.59
Simon Property Group Inc	Real Estate	1,032	188,025	0.59
Rockwell Automation Inc	Industrials	1,044	183,201	0.57
Omnicom Group Inc	Communication Services	2,477	180,785	0.57
Activision Blizzard Inc	Communication Services	3,955	180,083	0.56
Akamai Technologies Inc	Information Technology	2,484	178,153	0.56
Sherwin-Williams Co/The	Materials	413	178,025	0.56
T Rowe Price Group Inc	Financials	1,766	176,839	0.55
Texas Instruments Inc	Information Technology	1,655	175,533	0.55
Under Armour Inc	Consumer Discretionary	8,262	174,656	0.55
Paychex Inc	Information Technology	2,158	173,097	0.54

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSQUUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Under Armour Inc	Consumer Discretionary	9,160	$172,853	0.54%
PPL Corp	Utilities	5,257	166,863	0.52
Qorvo Inc	Information Technology	2,317	166,218	0.52
Discover Financial Services	Financials	2,324	165,342	0.52
EOG Resources Inc	Energy	1,713	163,051	0.51
SVB Financial Group	Financials	729	162,039	0.51
FLIR Systems Inc	Information Technology	3,392	161,394	0.50
Juniper Networks Inc	Information Technology	5,973	158,116	0.49
Kroger Co/The	Consumer Staples	6,418	157,875	0.49
Arista Networks Inc	Information Technology	495	155,557	0.49
Marathon Oil Corp	Energy	9,203	153,788	0.48
Xilinx Inc	Information Technology	1,205	152,735	0.48
Gilead Sciences Inc	Health Care	2,330	151,500	0.47
Noble Energy Inc	Energy	6,046	149,525	0.47
Robert Half International Inc	Industrials	2,292	149,342	0.47
Hasbro Inc	Consumer Discretionary	1,755	149,211	0.47
Nektar Therapeutics	Health Care	4,391	147,541	0.46
Emerson Electric Co	Industrials	2,147	147,030	0.46
Entergy Corp	Utilities	1,536	146,856	0.46
Rollins Inc	Industrials	3,451	143,612	0.45
Costco Wholesale Corp	Consumer Staples	590	142,814	0.45
General Electric Co	Industrials	14,235	142,204	0.44
Arthur J Gallagher & Co	Financials	1,821	142,198	0.44
WEC Energy Group Inc	Utilities	1,788	141,433	0.44
Avery Dennison Corp	Materials	1,202	135,840	0.42
Duke Energy Corp	Utilities	1,457	131,114	0.41
Apache Corp	Energy	3,727	129,172	0.40
Fortune Brands Home & Security Inc	Industrials	2,696	128,380	0.40
Tapestry Inc	Consumer Discretionary	3,886	126,259	0.39
Comerica Inc	Financials	1,587	116,335	0.36
Darden Restaurants Inc	Consumer Discretionary	951	115,465	0.36
Xcel Energy Inc	Utilities	2,049	115,181	0.36
Sealed Air Corp	Materials	2,462	113,421	0.35
CMS Energy Corp	Utilities	2,031	112,818	0.35
Principal Financial Group Inc	Financials	2,248	112,817	0.35
ANSYS Inc	Information Technology	595	108,677	0.34
NetApp Inc	Information Technology	1,508	104,596	0.33
Iron Mountain Inc	Real Estate	2,910	103,184	0.32
Johnson Controls International plc	Industrials	2,730	100,845	0.32
Mattel Inc	Consumer Discretionary	7,732	100,514	0.31
Equity Residential	Real Estate	1,316	99,146	0.31
Occidental Petroleum Corp	Energy	1,497	99,072	0.31
F5 Networks Inc	Information Technology	627	98,400	0.31
Federal Realty Investment Trust	Real Estate	700	96,443	0.30
Synchrony Financial	Financials	3,004	95,840	0.30
Anadarko Petroleum Corp	Energy	2,044	92,967	0.29
Fifth Third Bancorp	Financials	3,618	91,253	0.29
CSX Corp	Industrials	1,205	90,154	0.28
Microchip Technology Inc	Information Technology	1,039	86,179	0.27
News Corp	Communication Services	6,915	86,025	0.27
CH Robinson Worldwide Inc	Industrials	979	85,166	0.27
Charles Schwab Corp/The	Financials	1,991	85,132	0.27
Ulta Beauty Inc	Consumer Discretionary	240	83,582	0.26
Helmerich & Payne Inc	Energy	1,477	82,088	0.26
Exelon Corp	Utilities	1,614	80,920	0.25
AES Corp/VA	Utilities	4,322	78,141	0.24
AvalonBay Communities Inc	Real Estate	380	76,247	0.24
Gap Inc/The	Consumer Discretionary	2,791	73,076	0.23
BlackRock Inc	Financials	169	72,209	0.23
Pentair PLC	Industrials	1,618	72,015	0.23
Ross Stores Inc	Consumer Discretionary	769	71,631	0.22
Kinder Morgan Inc/DE	Energy	3,433	68,695	0.21
Stanley Black & Decker Inc	Industrials	486	66,167	0.21
Illumina Inc	Health Care	207	64,160	0.20
Mosaic Co/The	Materials	2,251	61,464	0.19
Ecolab Inc	Materials	342	60,375	0.19
Huntington Bancshares Inc/OH	Financials	4,626	58,659	0.18
Edison International	Utilities	918	56,844	0.18
Cimarex Energy Co	Energy	733	51,266	0.16
CF Industries Holdings Inc	Materials	1,219	49,846	0.16
United Continental Holdings Inc	Industrials	610	48,702	0.15
Seagate Technology PLC	Information Technology	967	46,302	0.14
E*TRADE Financial Corp	Financials	973	45,195	0.14
Freeport-McMoRan Inc	Materials	3,496	45,063	0.14
Alexandria Real Estate Equities Inc	Real Estate	313	44,650	0.14
Nordstrom Inc	Consumer Discretionary	1,001	44,408	0.14
Maxim Integrated Products Inc	Information Technology	711	37,815	0.12
News Corp	Communication Services	2,798	34,945	0.11

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSQUUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

DXC Technology Co	Information Technology	524	$33,684	0.11%
Foot Locker Inc	Consumer Discretionary	366	22,204	0.07
CenterPoint Energy Inc	Utilities	675	20,710	0.06
Torchmark Corp	Financials	231	18,923	0.06
Wabtec Corp	Industrials	76	5,636	0.02

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVAUS) of common stocks

Common Stocks	Sector	Shares	Value	Weight

Apple Inc	Information Technology	5,740	$1,090,372	4.30%
Berkshire Hathaway Inc	Financials	2,841	570,781	2.25
AT&T Inc	Communication Services	13,417	420,747	1.66
Micron Technology Inc	Information Technology	8,687	359,027	1.42
UnitedHealth Group Inc	Health Care	1,436	355,029	1.40
Comcast Corp	Communication Services	8,805	352,023	1.39
Phillips 66	Energy	3,669	349,187	1.38
Western Digital Corp	Information Technology	7,216	346,783	1.37
DXC Technology Co	Information Technology	4,829	310,531	1.23
Citigroup Inc	Financials	4,982	309,989	1.22
Qorvo Inc	Information Technology	4,171	299,211	1.18
MetLife Inc	Financials	7,020	298,856	1.18
International Business Machines Corp	Information Technology	2,092	295,126	1.16
Capital One Financial Corp	Financials	3,591	293,363	1.16
Alliance Data Systems Corp	Information Technology	1,664	291,103	1.15
Bank of America Corp	Financials	10,491	289,448	1.14
Walmart Inc	Consumer Staples	2,827	275,700	1.09
Intel Corp	Information Technology	5,129	275,423	1.09
Verizon Communications Inc	Communication Services	4,604	272,217	1.07
Chevron Corp	Energy	2,179	268,385	1.06
Prudential Financial Inc	Financials	2,814	258,567	1.02
Morgan Stanley	Financials	5,942	250,733	0.99
Juniper Networks Inc	Information Technology	9,468	250,610	0.99
Wells Fargo & Co	Financials	5,185	250,547	0.99
Boeing Co/The	Industrials	655	249,725	0.99
Brighthouse Financial Inc	Financials	6,801	246,811	0.97
PepsiCo Inc	Consumer Staples	1,971	241,531	0.95
Seagate Technology PLC	Information Technology	4,962	237,606	0.94
Lincoln National Corp	Financials	4,027	236,393	0.93
HP Inc	Information Technology	11,651	226,372	0.89
Lam Research Corp	Information Technology	1,262	225,907	0.89
Viacom Inc	Communication Services	8,023	225,200	0.89
CenturyLink Inc	Communication Services	18,716	224,406	0.89
Walt Disney Co/The	Communication Services	2,018	224,011	0.88
Marathon Petroleum Corp	Energy	3,633	217,449	0.86
HollyFrontier Corp	Energy	4,407	217,152	0.86
Principal Financial Group Inc	Financials	4,278	214,720	0.85
Applied Materials Inc	Information Technology	5,303	210,319	0.83
Walgreens Boots Alliance Inc	Consumer Staples	3,225	204,070	0.81
Mylan NV	Health Care	7,132	202,108	0.80
McKesson Corp	Health Care	1,697	198,671	0.78
Symantec Corp	Information Technology	8,518	195,837	0.77
Tyson Foods Inc	Consumer Staples	2,814	195,406	0.77
Molson Coors Brewing Co	Consumer Staples	3,275	195,379	0.77
Perrigo Co PLC	Health Care	4,041	194,593	0.77
Laboratory Corp of America Holdings	Health Care	1,271	194,479	0.77
Invesco Ltd	Financials	9,532	184,062	0.73
Cigna Corp	Health Care	1,143	183,744	0.73
Discovery Inc	Communication Services	6,730	181,834	0.72
Synchrony Financial	Financials	5,652	180,302	0.71
Cardinal Health Inc	Health Care	3,627	174,617	0.69
JM Smucker Co/The	Consumer Staples	1,482	172,626	0.68
Oracle Corp	Information Technology	3,181	170,852	0.67
Amgen Inc	Health Care	877	166,679	0.66
United Parcel Service Inc	Industrials	1,482	165,544	0.65
Valero Energy Corp	Energy	1,933	163,973	0.65
Henry Schein Inc	Health Care	2,677	160,942	0.64
DaVita Inc	Health Care	2,933	159,224	0.63
Delta Air Lines Inc	Industrials	3,050	157,544	0.62
Gilead Sciences Inc	Health Care	2,399	155,932	0.62
Discovery Inc	Communication Services	6,133	155,912	0.62
CVS Health Corp	Health Care	2,872	154,871	0.61
AmerisourceBergen Corp	Health Care	1,882	149,668	0.59
Akamai Technologies Inc	Information Technology	2,057	147,473	0.58
Exelon Corp	Utilities	2,937	147,256	0.58
Zimmer Biomet Holdings Inc	Health Care	1,148	146,561	0.58
ConocoPhillips	Energy	2,184	145,758	0.58
Southwest Airlines Co	Industrials	2,734	141,946	0.56
Universal Health Services Inc	Health Care	1,058	141,554	0.56
Quest Diagnostics Inc	Health Care	1,540	138,460	0.55
United Continental Holdings Inc	Industrials	1,720	137,253	0.54
DowDuPont Inc	Materials	2,548	135,845	0.54
Cognizant Technology Solutions Corp	Information Technology	1,766	127,969	0.51
TE Connectivity Ltd	Information Technology	1,584	127,944	0.51
General Mills Inc	Consumer Staples	2,391	123,713	0.49
Lowe’s Cos Inc	Consumer Discretionary	1,125	123,126	0.49

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVAUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Ford Motor Co	Consumer Discretionary	13,819	$121,332	0.48%
Fifth Third Bancorp	Financials	4,755	119,924	0.47
Fortune Brands Home & Security Inc	Industrials	2,517	119,847	0.47
Starbucks Corp	Consumer Discretionary	1,607	119,456	0.47
Anthem Inc	Health Care	411	118,007	0.47
Hartford Financial Services Group Inc/Th	Financials	2,325	115,589	0.46
News Corp	Communication Services	9,150	113,828	0.45
Kroger Co/The	Consumer Staples	4,581	112,686	0.44
NRG Energy Inc	Utilities	2,647	112,456	0.44
HCA Healthcare Inc	Health Care	852	111,093	0.44
Campbell Soup Co	Consumer Staples	2,899	110,541	0.44
Cummins Inc	Industrials	693	109,429	0.43
Johnson Controls International plc	Industrials	2,953	109,073	0.43
Danaher Corp	Health Care	794	104,759	0.41
Parker-Hannifin Corp	Industrials	590	101,296	0.40
United Rentals Inc	Industrials	884	101,033	0.40
Snap-on Inc	Industrials	638	99,934	0.39
Booking Holdings Inc	Consumer Discretionary	56	98,579	0.39
AES Corp/VA	Utilities	5,404	97,703	0.39
DTE Energy Co	Utilities	779	97,148	0.38
Omnicom Group Inc	Communication Services	1,328	96,913	0.38
Quanta Services Inc	Industrials	2,546	96,092	0.38
Nielsen Holdings PLC	Industrials	4,058	96,055	0.38
Target Corp	Consumer Discretionary	1,173	94,164	0.37
Alaska Air Group Inc	Industrials	1,667	93,566	0.37
Lennar Corp	Consumer Discretionary	1,898	93,154	0.37
Biogen Inc	Health Care	390	92,138	0.36
Eaton Corp PLC	Industrials	1,142	91,960	0.36
Nektar Therapeutics	Health Care	2,696	90,569	0.36
Cerner Corp	Health Care	1,580	90,366	0.36
Kohl’s Corp	Consumer Discretionary	1,288	88,596	0.35
Charter Communications Inc	Communication Services	254	88,149	0.35
Citizens Financial Group Inc	Financials	2,654	86,254	0.34
Conagra Brands Inc	Consumer Staples	3,081	85,472	0.34
PulteGroup Inc	Consumer Discretionary	3,048	85,226	0.34
Macy’s Inc	Consumer Discretionary	3,514	84,436	0.33
Dollar Tree Inc	Consumer Discretionary	797	83,676	0.33
Duke Energy Corp	Utilities	905	81,422	0.32
Skyworks Solutions Inc	Information Technology	987	81,407	0.32
Mondelez International Inc	Consumer Staples	1,615	80,615	0.32
Illinois Tool Works Inc	Industrials	562	80,606	0.32
PVH Corp	Consumer Discretionary	658	80,190	0.32
General Dynamics Corp	Industrials	466	78,822	0.31
Capri Holdings Ltd	Consumer Discretionary	1,713	78,389	0.31
CenterPoint Energy Inc	Utilities	2,474	75,965	0.30
Masco Corp	Industrials	1,931	75,903	0.30
Best Buy Co Inc	Consumer Discretionary	1,067	75,818	0.30
LKQ Corp	Consumer Discretionary	2,664	75,605	0.30
CBS Corp	Communication Services	1,573	74,744	0.30
Harley-Davidson Inc	Consumer Discretionary	2,080	74,163	0.29
NetApp Inc	Information Technology	1,052	72,945	0.29
Edison International	Utilities	1,178	72,935	0.29
State Street Corp	Financials	1,096	72,101	0.28
Consolidated Edison Inc	Utilities	849	72,001	0.28
Advance Auto Parts Inc	Consumer Discretionary	414	70,650	0.28
BorgWarner Inc	Consumer Discretionary	1,824	70,073	0.28
Foot Locker Inc	Consumer Discretionary	1,152	69,785	0.28
Freeport-McMoRan Inc	Materials	5,342	68,859	0.27
Unum Group	Financials	1,962	66,369	0.26
eBay Inc	Consumer Discretionary	1,780	66,099	0.26
LyondellBasell Industries NV	Materials	777	65,352	0.26
Nordstrom Inc	Consumer Discretionary	1,447	64,215	0.25
IHS Markit Ltd	Industrials	1,137	61,851	0.24
Huntington Ingalls Industries Inc	Industrials	294	60,881	0.24
Centene Corp	Health Care	1,144	60,724	0.24
Westrock Co	Materials	1,562	59,903	0.24
Archer-Daniels-Midland Co	Consumer Staples	1,364	58,846	0.23
Dollar General Corp	Consumer Discretionary	479	57,150	0.23
Newell Brands Inc	Consumer Discretionary	3,661	56,165	0.22
CH Robinson Worldwide Inc	Industrials	633	55,047	0.22
Mohawk Industries Inc	Consumer Discretionary	433	54,672	0.22
General Motors Co	Consumer Discretionary	1,458	54,093	0.21
Tapestry Inc	Consumer Discretionary	1,618	52,568	0.21
Genuine Parts Co	Consumer Discretionary	464	51,962	0.21
Whirlpool Corp	Consumer Discretionary	390	51,868	0.20
Nucor Corp	Materials	839	48,950	0.19
AutoZone Inc	Consumer Discretionary	48	48,875	0.19
News Corp	Communication Services	3,774	47,138	0.19

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVAUS) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight

Fortive Corp	Industrials	558	$46,810	0.18%
KeyCorp	Financials	2,963	46,668	0.18
Evergy Inc	Utilities	797	46,243	0.18
Mosaic Co/The	Materials	1,692	46,195	0.18
Hanesbrands Inc	Consumer Discretionary	2,557	45,719	0.18
International Paper Co	Materials	980	45,346	0.18
Expedia Group Inc	Consumer Discretionary	370	44,083	0.17
H&R Block Inc	Consumer Discretionary	1,824	43,663	0.17
Sherwin-Williams Co/The	Materials	101	43,444	0.17
Ross Stores Inc	Consumer Discretionary	458	42,606	0.17
Eastman Chemical Co	Materials	559	42,379	0.17
F5 Networks Inc	Information Technology	260	40,766	0.16
Robert Half International Inc	Industrials	624	40,661	0.16
Entergy Corp	Utilities	421	40,236	0.16
Under Armour Inc	Consumer Discretionary	1,882	39,788	0.16
Under Armour Inc	Consumer Discretionary	2,074	39,133	0.15
Ralph Lauren Corp	Consumer Discretionary	271	35,126	0.14
Norwegian Cruise Line Holdings Ltd	Consumer Discretionary	626	34,396	0.14
Hilton Worldwide Holdings Inc	Consumer Discretionary	403	33,532	0.13
Republic Services Inc	Industrials	406	32,617	0.13
DENTSPLY SIRONA Inc	Health Care	656	32,519	0.13
Celanese Corp	Materials	315	31,035	0.12
CF Industries Holdings Inc	Materials	755	30,867	0.12
Ball Corp	Materials	531	30,703	0.12
AMETEK Inc	Industrials	354	29,409	0.12
Aptiv PLC	Consumer Discretionary	318	25,243	0.10
DR Horton Inc	Consumer Discretionary	583	24,114	0.10
Packaging Corp of America	Materials	232	23,048	0.09
Coty Inc	Consumer Staples	1,911	21,974	0.09
Gap Inc/The	Consumer Discretionary	802	21,004	0.08
Goodyear Tire & Rubber Co/The	Consumer Discretionary	905	16,425	0.06
Hologic Inc	Health Care	312	15,120	0.06
Pinnacle West Capital Corp	Utilities	124	11,884	0.05

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At March 31, 2019, the Fund had the following purchased & written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
CBOE Volatility Index	Morgan Stanley Co., Inc.	21. USD	04/17/2019	610	$836,310	$19,825	$101,053	$(81,228)
		19. USD	05/22/2019	570	781,470	65,550	90,630	(25,080)
		18. USD	06/19/2019	660	904,860	107,250	104,874	2,376

Total calls				1,840		$192,625	$296,557	$(103,932)

Puts
S&P 500 Index	Morgan Stanley Co., Inc.	1,700 USD	04/18/2019	1	$283,440	$3	$361	$(358)
		1,900 USD	04/18/2019	4	1,133,760	20	2,283	(2,263)
		2,050 USD	04/18/2019	7	1,984,080	70	4,870	(4,800)
		2,100 USD	04/18/2019	18	5,101,920	225	12,567	(12,342)
		2,150 USD	04/18/2019	7	1,984,080	105	3,715	(3,610)
		2,300 USD	04/18/2019	3	850,320	83	1,514	(1,431)
		2,350 USD	04/18/2019	1	283,440	32	310	(278)
		2,050 USD	05/17/2019	1	283,440	70	1,206	(1,136)
		2,100 USD	05/17/2019	4	1,133,760	310	3,103	(2,793)
		2,250 USD	05/17/2019	16	4,535,040	2,040	11,587	(9,547)
		2,300 USD	05/17/2019	9	2,550,960	1,395	5,291	(3,896)
		2,350 USD	05/17/2019	10	2,834,400	1,950	7,007	(5,057)
		2,200 USD	06/21/2019	1	283,440	297	730	(433)
		2,250 USD	06/21/2019	10	2,834,400	3,600	8,633	(5,033)
		2,300 USD	06/21/2019	9	2,550,960	4,095	5,813	(1,718)
		2,350 USD	06/21/2019	12	3,401,280	6,900	8,811	(1,911)
		2,300 USD	07/19/2019	4	1,133,760	3,100	3,983	(883)

Total puts				117		$24,295	$81,784	$(57,489)

Total purchased options contracts				1,957		$216,920	$378,341	$(161,421)

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	2,450 USD	04/18/2019	1	$(283,440)	$(38,525)	$(14,269)	$(24,256)
		2,600 USD	04/18/2019	4	(1,133,760)	(94,580)	(41,522)	(53,058)
		2,650 USD	04/18/2019	7	(1,984,080)	(131,355)	(56,695)	(74,660)
		2,675 USD	04/18/2019	10	(2,834,400)	(163,550)	(65,521)	(98,029)
		2,700 USD	04/18/2019	15	(4,251,600)	(209,925)	(97,954)	(111,971)
		2,775 USD	04/18/2019	4	(1,133,760)	(29,420)	(18,762)	(10,658)
		2,800 USD	04/18/2019	1	(283,440)	(5,395)	(4,539)	(856)
		2,700 USD	05/17/2019	5	(1,417,200)	(76,625)	(37,766)	(38,859)
		2,800 USD	05/17/2019	16	(4,535,040)	(118,960)	(83,112)	(35,848)
		2,825 USD	05/17/2019	13	(3,684,720)	(74,815)	(59,021)	(15,794)
		2,850 USD	05/17/2019	7	(1,984,080)	(29,855)	(25,585)	(4,270)
		2,850 USD	06/21/2019	21	(5,952,240)	(132,825)	(107,870)	(24,955)
		2,875 USD	06/21/2019	12	(3,401,280)	(59,340)	(57,759)	(1,581)
		2,875 USD	07/19/2019	3	(850,320)	(18,975)	(16,228)	(2,747)
		2,900 USD	07/19/2019	1	(283,440)	(5,035)	(5,094)	59

Total calls				120		$(1,189,180)	$(691,697)	$(497,483)

Puts
S&P 500 Index	Morgan Stanley Co., Inc.	2,450 USD	04/18/2019	4	$(1,133,760)	$(230)	$(25,877)	$25,647
		2,525 USD	04/18/2019	7	(1,984,080)	(613)	(44,824)	44,211
		2,575 USD	04/18/2019	10	(2,834,400)	(1,250)	(60,998)	59,748
		2,600 USD	04/18/2019	15	(4,251,600)	(2,325)	(109,489)	107,164
		2,700 USD	04/18/2019	5	(1,417,200)	(2,425)	(21,261)	18,836
		2,575 USD	05/17/2019	1	(283,440)	(725)	(9,014)	8,289
		2,600 USD	05/17/2019	4	(1,133,760)	(3,460)	(26,557)	23,097
		2,700 USD	05/17/2019	16	(4,535,040)	(28,960)	(94,069)	65,109

GOLDMAN SACHS ALTERNATIVE PREMIA FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts: (continued)
Puts (continued)
		2,750 USD	05/17/2019	20	$(5,668,800)	$(52,900)	$(106,957)	$54,057
		2,725 USD	06/21/2019	1	(283,440)	(3,890)	(6,549)	2,659
		2,750 USD	06/21/2019	20	(5,668,800)	(88,700)	(119,135)	30,435
		2,775 USD	06/21/2019	5	(1,417,200)	(25,300)	(32,911)	7,611
		2,800 USD	06/21/2019	7	(1,984,080)	(40,355)	(39,636)	(719)
		2,775 USD	07/19/2019	3	(850,320)	(18,825)	(23,158)	4,333
		2,800 USD	07/19/2019	1	(283,440)	(7,015)	(7,029)	14

Total puts				119		$(276,973)	$(727,464)	$450,491

Total written options contracts				239		$(1,466,153)	$(1,419,161)	$(46,992)

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 2.3%
FHLMC – 1.2%
$3,993	5.500%	01/01/2020	$ 4,002
37,958	5.000	11/01/2025	40,154
71,967	5.000	08/01/2028	76,239
11,256	5.000	01/01/2033	12,100
1,192	5.000	03/01/2033	1,282
6,381	5.000	04/01/2033	6,861
942	5.000	05/01/2033	1,013
3,498	5.000	06/01/2033	3,761
21,549	5.000	07/01/2033	23,171
30,383	5.000	08/01/2033	32,671
2,724	5.000	09/01/2033	2,929
6,375	5.000	10/01/2033	6,855
12,647	5.000	11/01/2033	13,599
7,539	5.000	12/01/2033	8,106
7,204	5.000	01/01/2034	7,746
22,155	5.000	02/01/2034	23,823
9,349	5.000	03/01/2034	10,053
15,542	5.000	04/01/2034	16,713
24,765	5.000	05/01/2034	26,629
314,708	5.000	06/01/2034	338,401
4,343	5.000	11/01/2034	4,670
88,426	5.000	04/01/2035	95,082
1,524,483	5.000	07/01/2035	1,639,369
10,633	5.000	11/01/2035	11,433
68,719	5.000	03/01/2036	74,352
26,014	5.000	03/01/2037	28,109
75,122	5.000	12/01/2037	81,171
127,741	5.000	02/01/2038	138,022
331,504	5.000	03/01/2038	358,071
164,699	5.000	07/01/2038	177,899
144,990	5.000	11/01/2038	156,610
363,205	5.000	12/01/2038	392,452
203,125	5.000	01/01/2039	219,404
47,963	5.000	02/01/2039	51,807
332,641	5.000	06/01/2041	359,427

			4,443,986

FNMA – 1.1%
71	5.500	04/01/2019	71
125	5.500	05/01/2019	124
938	5.500	06/01/2019	938
4,434	5.500	07/01/2019	4,436
5,242	5.500	08/01/2019	5,247
5,721	5.500	09/01/2019	5,730
1,603	5.500	10/01/2019	1,606
3,122	5.500	11/01/2019	3,133
5,338	5.500	12/01/2019	5,356
351	5.500	01/01/2020	352
36	5.500	06/01/2020	36
43,833	5.500	07/01/2020	44,013
5,072	6.000	03/01/2034	5,649
9,156	6.000	08/01/2034	10,229
9,433	6.000	08/01/2034	10,526
67,983	6.000	08/01/2035	76,460
108,554	6.000	09/01/2035	122,338
25,874	6.000	10/01/2035	29,147
192,871	6.000	11/01/2035	217,298
497,200	6.000	03/01/2036	559,271
4,048	6.000	06/01/2036	4,554
925,871	6.000	09/01/2036	1,017,433
214,561	6.000	12/01/2036	242,482
13,865	6.000	02/01/2037	15,619
2,031	6.000	04/01/2037	2,273

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – (continued)
FNMA – (continued)
$3,671	6.000%	05/01/2037	$ 4,136
92,297	6.000	06/01/2037	104,413
59,922	6.000	07/01/2037	67,799
224,001	6.000	08/01/2037	249,648
61,097	6.000	09/01/2037	68,763
12,160	6.000	10/01/2037	13,676
32,267	6.000	11/01/2037	36,388
2,643	6.000	12/01/2037	2,979
300,960	6.000	01/01/2038	338,427
41,981	6.000	03/01/2038	47,400
2,332	6.000	04/01/2038	2,627
12,976	6.000	05/01/2038	14,571
958	6.000	09/01/2038	1,077
70,154	6.000	10/01/2038	78,798
2,725	6.000	12/01/2038	3,044
2,380	6.000	01/01/2039	2,679
9,515	4.000	08/01/2039	9,894
26,657	4.500	02/01/2040	28,119
2,892	6.000	04/01/2040	3,254
121,098	6.000	06/01/2040	136,279
280,963	6.000	05/01/2041	317,003
118,267	4.500	08/01/2041	125,302

			4,040,597

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,483,781)			$8,484,583

Collateralized Mortgage Obligations – 1.4%
Regular Floater(a) – 0.5%
FHLMC REMIC Series 3371, Class FA(b)
$184,956	3.084%	09/15/2037	$ 186,263
NCUA Guaranteed Notes Trust Series 2010-R1, Class 1A(b)
225,418	2.931	10/07/2020	225,312
NCUA Guaranteed Notes Trust Series 2011-R2, Class 1A
793,010	2.881	02/06/2020	792,217
NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A(b)
425,568	2.891	03/11/2020	425,134

			1,628,926

Sequential Fixed Rate – 0.9%
FHLMC REMIC Series 2755, Class ZA
426,249	5.000	02/15/2034	460,952
FHLMC REMIC Series 4273, Class PD
1,119,618	6.500	11/15/2043	1,286,067
FNMA REMIC Series 2012-111, Class B
330,531	7.000	10/25/2042	377,820
FNMA REMIC Series 2012-153, Class B
1,170,356	7.000	07/25/2042	1,344,214

			3,469,053

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,026,056)			$5,097,979

Commercial Mortgage-Backed Securities(a) – 5.9%
Agency Multi-Family – 5.9%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K011, Class A2
$5,393,757	4.084%	11/25/2020	$5,479,794

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Commercial Mortgage-Backed Securities(a) – (continued)
Agency Multi-Family – (continued)
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series K714, Class A2
$16,202,399	3.034%	10/25/2020	$ 16,246,959

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $22,712,234)			$ 21,726,753

Asset-Backed Securities(a) – 0.1%
Home Equity – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 1A(b)
$10,567	7.000%	09/25/2037	$ 10,607
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A(b)
64,944	7.000	09/25/2037	66,724
NCUA Guaranteed Notes Trust Series 2010-A1, Class A
216,921	2.842	12/07/2020	217,110

TOTAL ASSET-BACKED SECURITIES (Cost $292,432)			$ 294,441

U.S. Treasury Obligations – 11.1%
U.S. Treasury Bonds
$1,100,000	2.750%	11/15/2042	$ 1,096,664
1,990,000	3.750	11/15/2043	2,337,514
7,700,000	3.000 (c)	11/15/2044	8,004,750
4,780,000	3.000	05/15/2047	4,965,551
U.S. Treasury Notes
6,620,000	1.125	07/31/2021	6,451,004
4,610,000	1.875	01/31/2022	4,565,257
7,070,000	2.125	07/31/2024	7,023,690
900,000	2.750	06/30/2025	923,646
2,490,000	2.625	12/31/2025	2,539,178
2,760,000	2.250	03/31/2026	2,749,203
410,000	2.250	02/15/2027	407,185

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,560,924)			$ 41,063,642

Shares	Description		Value

Exchange Traded Fund(d) – 20.3%
Goldman Sachs Access Treasury 0-1 Year ETF
750,000			$ 75,202,500
(Cost $75,030,000)

Shares	Dividend Rate	Value

Investment Company(d) – 47.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
175,372,246	2.437%	$175,372,246
(Cost $175,372,246)

TOTAL INVESTMENTS – 88.5% (Cost $327,477,673)		$327,242,144

OTHER ASSETS IN EXCESS OF LIABILITIES – 11.5%		42,700,118

NET ASSETS – 100.0%		$369,942,262

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2019.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury Long Bond	23	06/19/2019	$3,447,844	$93,051

Short position contracts:
3 Month Eurodollar	(3)	06/17/2019	(730,875)	4,120
3 Month Eurodollar	(49)	12/16/2019	(11,952,938)	(84,919)
U.S. Treasury 2 Year Note	(39)	06/28/2019	(8,312,484)	(37,269)
U.S. Treasury 5 Year Note	(32)	06/28/2019	(3,708,500)	(6,159)
U.S. Treasury 10 Year Note	(122)	06/19/2019	(15,164,219)	(189,527)
U.S. Treasury Ultra Bond	(114)	06/19/2019	(19,194,750)	(734,931)

Total				$(1,048,685)

Total Futures Contracts				$(955,634)

SWAP CONTRACTS — At March 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.218%	3 Month LIBOR	08/31/2023	USD 10,890	$17,541	$(750)	$18,291

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2019.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Counterparty	Termination Date	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)(b)

S&P GSCI Energy 1 Month Forward Index	(0.130)%	BNP Paribas SA	04/10/2019	USD	119,957	$—
Macquarie Investor Product 276E Index(*)	(0.000)	Macquarie Bank Ltd.	08/15/2019	USD	100,811	—
BAML Commodity Excess Return(*)	(0.000)	Merrill Lynch International	05/24/2019	USD	136,158	—
S&P GSCI Energy 1 Month Forward Index	(0.090)	UBS AG	02/07/2020	USD	6,327	—
S&P GSCI Energy 1 Month Forward Index	(0.000)		02/07/2020	USD	6,157	—

TOTAL						$—

*	The components of the basket are shown below.
(a)	Payments made monthly.
(b)	There are no upfront payments on the swap contracts listed above; therefore the unrealized gains (losses) on the swap contracts are equal to their value.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (Macquarie Investor Product 278E Index) of commodities

Description	Sector	Number of Contracts	Value	Weight

WTI	Energy	1,000	$60,140	25.96%
Brent	Energy	1,000	67,580	18.77
Gasoil	Energy	100	60,725	5.66
Gasoline RBOB	Energy	42,000	79,065	4.52
Copper	Metals	25	162,163	4.45
Heating Oil	Energy	42,000	82,799	4.44
Corn	Grains	5,000	18,750	4.37
Gold	Precious	100	129,850	3.90
Live Cattle	Meats	40,000	47,600	3.76
Aluminum	Metals	25	47,531	3.57
Natural Gas	Energy	10,000	27,970	2.98
Soybeans	Grains	5,000	45,950	2.95
Wheat	Grains	5,000	23,550	2.74
Lean Hogs	Meats	40,000	35,420	2.58
Sugar	Softs	112,000	14,034	1.54
Cotton	Textiles	50,000	38,805	1.41
Feeder Cattle	Meats	50,000	74,388	1.32
Zinc	Metals	25	73,844	1.26
Kansas Wheat	Grains	5,000	22,438	1.05
Nickel	Metals	6	77,706	0.78
Lead	Metals	25	50,338	0.68
Coffee	Softs	37,500	35,438	0.59
Silver	Precious	5,000	75,550	0.40
Cocoa	Softs	10	22,800	0.33

A basket (BAML Commodity Excess Return Strategy Index) of commodities

Description	Sector	Number of Contracts	Value	Weight

WTI	Energy	1,000	$60,140	25.75%
Brent	Energy	1,000	67,580	18.67
Gasoil	Energy	100	60,725	5.63
Corn	Grains	5,000	18,750	4.57
Gasoline RBOB	Energy	42,000	79,065	4.50
Copper	Metals	25	162,163	4.43
Heating Oil	Energy	42,000	82,799	4.41
Gold	Precious	100	129,850	3.87
Live Cattle	Meats	40,000	47,600	3.74
Aluminum	Metals	25	47,531	3.55
Natural Gas	Energy	10,000	27,970	3.11
Soybeans	Grains	5,000	45,950	3.05
Wheat	Grains	5,000	23,550	2.80
Lean Hogs	Meats	40,000	35,420	2.57
Sugar	Softs	112,000	14,034	1.53
Cotton	Textiles	50,000	38,805	1.40
Feeder Cattle	Meats	50,000	74,388	1.31
Zinc	Metals	25	73,844	1.25
Kansas Wheat	Grains	5,000	22,438	1.09
Nickel	Metals	6	77,706	0.78
Lead	Metals	25	50,338	0.68
Coffee	Softs	37,500	35,438	0.58
Silver	Precious	5,000	75,550	0.40
Cocoa	Softs	10	22,800	0.33

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At March 31, 2019, the Fund had the following purchased options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Puts
3 Month Eurodollar		97.75 USD	06/15/2020	98	$24,500,000	$56,350	$48,950	$7,400

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 72.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
166,502,577	2.437%	$166,502,577

TOTAL INVESTMENTS – 72.0% (Cost $166,502,577)		$166,502,577

OTHER ASSETS IN EXCESS OF LIABILITIES – 28.0%		64,637,236

NET ASSETS – 100.0%		$231,139,813

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	4,021,000	USD	2,847,065	06/19/2019	$12,232
	CAD	2,339,000	USD	1,746,681	06/19/2019	7,063
	CHF	593,000	USD	592,035	06/19/2019	7,973
	IDR	157,500,000,000	USD	10,887,599	06/19/2019	33,294
	INR	900,000,000	USD	12,652,854	06/19/2019	177,203
	JPY	776,276,000	USD	7,023,562	06/19/2019	24,032
	MXN	508,000	USD	25,654	06/19/2019	188
	NOK	53,300,000	USD	6,194,149	06/19/2019	4,460
	NZD	6,320,000	USD	4,285,889	06/19/2019	24,591
	PLN	2,220,000	USD	579,259	06/19/2019	399
	RUB	153,000,000	USD	2,295,143	06/19/2019	11,026
	SEK	53,603,000	USD	5,756,831	06/19/2019	42,967
	USD	4,597,500	BRL	17,700,000	04/02/2019	76,831
	USD	2,394,480	BRL	9,320,000	05/03/2019	18,856
	USD	8,584,524	CAD	11,440,000	06/19/2019	6,998
	USD	8,024,918	CLP	5,430,000,000	06/19/2019	45,794
	USD	332,701	COP	1,034,000,000	06/19/2019	9,722
	USD	12,036,451	CZK	271,352,000	06/19/2019	218,298
	USD	42,721,253	EUR	37,553,000	06/19/2019	313,515
	USD	5,255,006	GBP	3,992,000	06/19/2019	35,081
	USD	16,449,848	HUF	4,593,867,000	06/19/2019	313,664
	USD	8,453,636	JPY	922,000,000	06/19/2019	83,055
	USD	13,793,165	KRW	15,500,000,000	06/19/2019	138,828
	USD	771,269	MXN	14,920,000	06/19/2019	12,279
	USD	2,101,073	NZD	3,060,000	06/19/2019	14,036
	USD	10,889,070	PLN	41,224,000	06/19/2019	125,191
	USD	13,106,008	SEK	120,706,000	06/19/2019	45,725
	USD	1,839,465	ZAR	26,627,000	06/19/2019	11,495
	ZAR	10,660,000	USD	729,994	06/19/2019	1,826

TOTAL						$1,816,622

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	BRL	17,700,000	USD	4,701,949	04/02/2019	$(181,281)
	BRL	5,740,000	USD	1,473,382	05/03/2019	(10,283)
	CAD	110,000	USD	82,535	06/19/2019	(59)
	CLP	820,000,000	USD	1,244,649	06/19/2019	(39,699)
	CZK	8,999,000	USD	395,078	06/19/2019	(3,146)
	EUR	11,214,000	USD	12,717,090	06/19/2019	(53,378)
	GBP	15,225,750	USD	20,044,114	06/19/2019	(134,985)
	HUF	1,994,414,000	USD	7,168,525	06/19/2019	(163,049)
	IDR	14,040,000,000	USD	974,486	06/19/2019	(966)
	JPY	626,000,000	USD	5,690,780	06/19/2019	(7,500)
	MXN	161,953,000	USD	8,247,925	06/19/2019	(9,266)
	MYR	52,680,000	USD	12,911,111	06/19/2019	(29,277)
	NZD	1,740,000	USD	1,198,307	06/19/2019	(11,561)
	RUB	391,500,000	USD	5,969,276	06/19/2019	(68,194)
	SEK	15,391,400	USD	1,669,815	06/19/2019	(4,480)
	TRY	19,780,000	USD	3,439,103	06/19/2019	(135,209)
	USD	17,507,734	AUD	24,827,000	06/19/2019	(146,522)
	USD	6,788,681	CAD	9,095,000	06/19/2019	(30,602)
	USD	2,105,435	CHF	2,093,000	06/19/2019	(12,300)
	USD	3,943,186	JPY	436,949,000	06/19/2019	(23,752)
	USD	13,058,981	NOK	112,700,000	06/19/2019	(47,647)

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc. (continued)
	USD	257,003	SEK	2,408,000	06/19/2019	$(3,540)
	USD	1,533,113	TRY	9,260,000	06/19/2019	(13,605)
	USD	6,467,374	ZAR	94,920,000	06/19/2019	(48,979)
	ZAR	66,500,000	USD	4,623,900	06/19/2019	(58,608)

TOTAL						$(1,237,888)

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	30	06/26/2019	$3,890,700	$14,017
Amsterdam Exchange Index	62	04/18/2019	7,621,681	60,473
Brent Crude Oil	29	04/30/2019	1,959,820	3,546
CAC 40 10 Euro Index	122	04/18/2019	7,312,082	59,618
CBOE Volatility Index	98	04/17/2019	1,492,050	(21,263)
DAX Index	14	06/21/2019	4,528,589	12,340
DJIA CBOT E-Mini Index	30	06/21/2019	3,889,950	35,257
EURO STOXX 50 Index	121	06/21/2019	4,441,143	71,433
Feeder Cattle	26	05/23/2019	1,937,325	(46,640)
FTSE 100 Index	80	06/21/2019	7,514,094	52,486
FTSE MIB Index	63	06/21/2019	7,328,858	49,162
FTSE/JSE Top 40 Index	80	06/20/2019	2,815,656	39,882
Hang Seng Index	52	04/29/2019	9,630,660	78,492
HSCEI	69	04/29/2019	4,998,796	38,765
IBEX 35 Index	66	04/18/2019	6,802,678	21,007
KOSPI 200 Index	28	06/13/2019	1,709,453	2,477
Lean Hogs	27	06/14/2019	946,620	(23,100)
Live Cattle	38	06/28/2019	1,808,800	(10,116)
LME Aluminum Base Metal	67	04/17/2019	3,182,919	73,011
LME Aluminum Base Metal	28	05/15/2019	1,330,875	15,509
LME Copper Base Metal	24	04/17/2019	3,893,100	86,393
LME Copper Base Metal	25	05/15/2019	4,054,063	42,479
LME Lead Base Metal	15	04/17/2019	753,000	(29,210)
LME Lead Base Metal	11	05/15/2019	553,712	(27,938)
LME Nickel Base Metal	29	04/17/2019	2,247,993	14,737
LME Nickel Base Metal	33	05/15/2019	2,564,298	(22,764)
LME Zinc Base Metal	21	04/17/2019	1,561,744	119,607
LME Zinc Base Metal	37	05/15/2019	2,732,219	148,506
Low Sulphur Gasoil	37	05/10/2019	2,238,500	(11,059)
MSCI Taiwan Index	107	04/29/2019	4,180,490	30,407
NASDAQ 100 E-Mini Index	22	06/21/2019	3,256,220	104,490
Nikkei 225 Index	3	06/13/2019	574,123	9,480
NY Harbor ULSD	28	04/30/2019	2,315,191	(8,043)
OMXS30 Index	424	04/17/2019	7,051,617	26,673
RBOB Gasoline	4	04/30/2019	315,739	(3,610)
S&P 500 E-Mini Index	344	06/21/2019	48,810,160	582,524
S&P/TSX 60 Index	99	06/20/2019	14,180,851	(20,438)
SGX FTSE China A50 Index	338	04/29/2019	4,436,250	201,898
SPI 200 Index	124	06/20/2019	13,583,327	23,063
TOPIX Index	19	06/13/2019	2,729,225	2,515
WTI Crude Oil	5	04/22/2019	300,750	(2,514)

Total				$1,793,552

Short position contracts:
BIST 30 Index	(1,156)	04/30/2019	$(2,501,505)	$(44,035)
Coffee ‘C’	(72)	05/20/2019	(2,548,800)	218,417
Corn	(110)	05/14/2019	(1,963,500)	157,254
Cotton No. 2	(57)	05/08/2019	(2,211,600)	(82,780)
KC HRW Wheat	(60)	05/14/2019	(1,291,500)	155,407
LME Aluminum Base Metal	(67)	04/17/2019	(3,182,919)	(29,402)
LME Aluminum Base Metal	(101)	05/15/2019	(4,800,656)	(67,032)
LME Copper Base Metal	(24)	04/17/2019	(3,893,100)	(119,550)
LME Lead Base Metal	(15)	04/17/2019	(753,000)	27,902
LME Lead Base Metal	(35)	05/15/2019	(1,761,812)	19,092

GOLDMAN SACHS MANAGED FUTURES STRATEGY

Consolidated Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Nickel Base Metal	(29)	04/17/2019	$(2,247,993)	$22,639
LME Zinc Base Metal	(21)	04/17/2019	(1,561,744)	(112,793)
LME Zinc Base Metal	(4)	05/15/2019	(295,375)	(13,584)
MSCI EAFE E-Mini Index	(196)	06/21/2019	(18,290,720)	(150,307)
MSCI Emerging Markets E-Mini Index	(15)	06/21/2019	(793,050)	(3,946)
Natural Gas	(40)	04/26/2019	(1,067,600)	76,690
Russell 2000 E-Mini Index	(164)	06/21/2019	(12,659,160)	128,786
SET50 Index	(117)	06/27/2019	(798,852)	4,382
Silver	(1)	05/29/2019	(75,475)	2,085
Soybean	(46)	05/14/2019	(2,033,200)	30,580
Sugar No. 11	(2)	04/30/2019	(28,022)	(498)
VSTOXX	(689)	04/17/2019	(1,182,515)	14,289
Wheat	(56)	05/14/2019	(1,285,900)	80,511

Total				$314,107

Total Futures Contracts				$2,107,659

SWAP CONTRACTS — At March 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBR(b)	1.750%	06/19/2020	AUD	423,580	$724,765	$(560,045)	$1,284,810
3 Month BA(c)	2.000	06/19/2020	CAD	394,330	114,328	(1,398,868)	1,513,196
6 Month LIBOR(c)	0.000	06/19/2020	CHF	323,170	2,194,283	(33,145)	2,227,428
6 Month EURIBOR(c)	0.000	06/19/2020	EUR	428,760	1,090,966	1,030,086	60,880
6 Month LIBOR(c)	1.000	06/19/2020	GBP	338,830	325,243	(179,977)	505,220
0.000%(d)	3 Month STIBOR	06/19/2020	SEK	5,172,040	279,248	236,870	42,378
3 Month LIBOR(b)	2.500	06/19/2020	USD	952,790	178,605	(1,264,865)	1,443,470
0.000(d)	6 Month EURIBOR	06/19/2021	EUR	169,480	(706,757)	(581,926)	(124,831)
1.250(c)	6 Month LIBOR	06/19/2021	GBP	154,450	(1,232,352)	(757,271)	(475,081)
2.500(c)	3 Month LIBOR	06/19/2021	USD	37,550	(123,622)	25,100	(148,722)
6 Month PRIBOR(c)	2.000	09/18/2024	CZK	475,870	243,336	(381,729)	625,065
6 Month BUBOR(c)	2.000	09/18/2024	HUF	5,237,960	510,472	(400,697)	911,169
1 Month TIIE(e)	8.000	09/18/2024	MXN	131,350	67,102	(4,232)	71,334
6 Month WIBOR(c)	2.250	09/18/2024	PLN	118,180	366,557	(512,710)	879,267
3 Month JIBAR(b)	7.750	09/18/2024	ZAR	391,860	219,727	(707,511)	927,238
3 Month BA(c)	2.500	06/19/2029	CAD	19,790	562,526	(327,747)	890,273
6 Month LIBOR(c)	0.250	06/19/2029	CHF	22,160	471,240	117,572	353,668
6 Month EURIBOR(c)	1.000	06/19/2029	EUR	105,870	5,848,609	4,715,698	1,132,911
6 Month LIBOR(c)	1.500	06/19/2029	GBP	85,770	3,125,441	1,257,492	1,867,949
3 Month STIBOR(b)	1.000	06/19/2029	SEK	214,580	295,447	(477,149)	772,596
3 Month LIBOR(b)	2.750	06/19/2029	USD	125,500	3,844,231	1,062,815	2,781,416
1.500(d)	6 Month EURIBOR	06/19/2049	EUR	19,670	(2,505,520)	(1,965,928)	(539,592)
1.500(c)	6 Month LIBOR	06/19/2049	GBP	15,620	(757,279)	77,296	(834,575)
2.750(c)	3 Month LIBOR	06/19/2049	USD	44,690	(1,636,383)	(872,250)	(764,133)

TOTAL					$13,500,213	$(1,903,121)	$15,403,334

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2019.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.
(e)	Payments made monthly.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledge to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledge to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2019:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$1,131,541	$—
Asia	—	14,522,867	—
Australia and Oceania	—	955,428	—
Europe	5,735,337	64,974,449	43,250
North America	662,295,838	196,154	—
South America	—	13,178	—
Closed End Fund	—	447	—
Exchange Traded Funds	155,798,050	—	—
Investment Company	1,840,203,295	—	—
Securities Lending Reinvestment Vehicle	10,286,300	—	—

Total	$2,674,318,820	$81,794,064	$43,250

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,392,687	$—
Futures Contracts	16,252,428	—	—
Credit Default Swap Contracts	—	541,409	—
Total Return Swap Contracts	—	1,071,098	—

Total	$16,252,428	$3,005,194	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(258,138)	$—
Futures Contracts(b)	(3,904,871)	—	—
Credit Default Swap Contracts(b)	—	(228,417)	—
Total Return Swap Contracts(b)	—	(1,178,376)	—
Written Options Contracts	—	(2,138,245)	—

Total	$(3,904,871)	$(3,803,176)	$—

ALTERNATIVE PREMIA

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$71,607,641	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$720,207	$—
Futures Contracts(b)	8,720,298	—	—
Credit Default Swap Contracts(b)	—	6,791	—
Total Return Swap Contracts(b)	—	2,493,403	—
Purchased Options Contracts	—	216,920	—

Total	$8,720,298	$3,437,321	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,322,601)	$—
Futures Contracts(b)	(5,643,700)	—	—
Credit Default Swap Contracts(b)	—	(786)	—
Total Return Swap Contracts(b)	—	(2,466,776)	—
Written Options Contracts	—	(1,466,153)	—

Total	$(5,643,700)	$(5,256,316)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Securities	$—	$8,484,583	$—
Collateralized Mortgage Obligations	—	5,097,979	—
Commercial Mortgage-Backed Securities	—	21,726,753	—
Asset-Backed Securities	—	294,441	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	41,063,642	—	—
Exchange Traded Fund	75,202,500	—	—
Investment Company	175,372,246	—	—

Total	$291,638,388	$35,603,756	$—

Derivative Type

Assets
Futures Contracts(b)	$97,171	$—	$—
Interest Rate Swap Contracts(b)	—	18,291	—
Purchased Options Contracts	56,350	—	—

Total	$153,521	$18,291	$—
Liabilities(b)
Futures Contracts	$(1,052,805)	$—	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$166,502,577	$—	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,816,622	$—
Futures Contracts	2,958,281	—	—
Interest Rate Swap Contracts	—	18,290,268	—

Total	$2,958,281	$20,106,890	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,237,888)	$—
Futures Contracts	(850,622)	—	—
Interest Rate Swap Contracts	—	(2,886,934)	—

Total	$(850,622)	$(4,124,822)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Fund and GSAL received compensation relating to the lending of the Fund’s securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Alternative Premia and Commodity Strategy Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.